                                                  -----------------------------
                                                           OMB APPROVAL
                                                  -----------------------------
                                                  OMB Number:         3235-0570
                                                  Expires:    November 30, 2005
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                                                  hours per response....... 5.0
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                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM N-CSR

                  CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                       MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-8644
                                  ---------------------------------------------

   Variable Insurance Funds
-------------------------------------------------------------------------------
              (Exact name of registrant as specified in charter)

   3435 Stelzer Road, Columbus, OH                            43219
-------------------------------------------------------------------------------
      (Address of principal executive offices)                (Zip code)

BISYS Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, OH 43219
-------------------------------------------------------------------------------
                        (Name and address of agent for service)

Registrant's telephone number, including area code:  614-470-8000
                                                   ----------------------------

Date of fiscal year end:  12/31/03
                        --------------------------
Date of reporting period:  12/31/03
                         -------------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

AMSOUTH VALUE FUND INCEPTION 10/23/1997

PERFORMANCE OVERVIEW 10/23/1997 - 12/31/2003
VALUE OF A $10,000 INVESTMENT

[CHART]

VALUE VIF
GROWTH OF $10,000 INVESTMENT
AS OF 12/31/03

VALUE VIF -
INCEPTION DATE - 10/23/97

                    AMSOUTH VALUE                S&P 500
   DATE         GROWTH OF $10,000      GROWTH OF $10,000
---------------------------------------------------------
                           10,000                 10,000
11/30/1997                 10,079                 10,463
12/31/1997                 10,257                 10,643
 1/31/1998                 10,356                 10,761
 2/28/1998                 11,028                 11,537
 3/31/1998                 11,423                 12,128
 4/30/1998                 11,407                 12,250
 5/31/1998                 11,151                 12,039
 6/30/1998                 11,184                 12,528
 7/31/1998                 10,781                 12,395
 8/31/1998                  9,452                 10,603
 9/30/1998                  9,825                 11,282
10/31/1998                 10,570                 12,200
11/30/1998                 11,225                 12,939
12/31/1998                 11,524                 13,685
 1/31/1999                 11,892                 14,257
 2/28/1999                 11,527                 13,814
 3/31/1999                 11,838                 14,367
 4/30/1999                 12,330                 14,923
 5/31/1999                 11,998                 14,571
 6/30/1999                 12,621                 15,380
 7/31/1999                 12,383                 14,899
 8/31/1999                 12,337                 14,826
 9/30/1999                 12,039                 14,419
10/31/1999                 12,893                 15,332
11/30/1999                 13,292                 15,643
12/31/1999                 14,404                 16,565
 1/31/2000                 14,556                 15,733
 2/29/2000                 15,009                 15,435
 3/31/2000                 15,610                 16,945
 4/30/2000                 15,039                 16,435
 5/31/2000                 14,621                 16,098
 6/30/2000                 15,205                 16,494
 7/31/2000                 14,639                 16,237
 8/31/2000                 16,179                 17,245
 9/30/2000                 15,341                 16,335
10/31/2000                 14,872                 16,266
11/30/2000                 13,291                 14,983
12/31/2000                 14,097                 15,057
 1/31/2001                 14,628                 15,591
 2/28/2001                 13,401                 14,169
 3/31/2001                 12,623                 13,272
 4/30/2001                 13,518                 14,303
 5/31/2001                 13,625                 14,399
 6/30/2001                 12,932                 14,048
 7/31/2001                 12,773                 13,910
 8/31/2001                 12,160                 13,039
 9/30/2001                 11,340                 11,986
10/31/2001                 11,654                 12,215
11/30/2001                 12,217                 13,152
12/31/2001                 12,551                 13,267
 1/31/2002                 12,606                 13,072
 2/28/2002                 12,623                 12,820
 3/31/2002                 13,031                 13,302
 4/30/2002                 12,599                 12,496
 5/31/2002                 12,305                 12,404
 6/30/2002                 11,300                 11,520
 7/31/2002                 10,737                 10,623
 8/31/2002                 10,759                 10,693
 9/30/2002                  9,916                  9,531
10/31/2002                 10,662                 10,370
11/30/2002                 11,500                 10,980
12/31/2002                 10,912                 10,335
 1/31/2003                 10,797                 10,067
 2/28/2003                 10,170                  9,916
 3/31/2003                 10,087                 10,012
 4/30/2003                 10,936                 10,836
 5/31/2003                 11,733                 11,406
 6/30/2003                 11,803                 11,552
 7/31/2003                 11,850                 11,756
 8/31/2003                 11,965                 11,984
 9/30/2003                 11,828                 11,858
10/31/2003                 12,599                 12,528
11/30/2003                 12,684                 12,638
12/31/2003                 13,300                 13,300

AVERAGE ANNUAL RETURNS (AS OF 12/31/2003)

                       1 YEAR   5 YEAR    10/23/97*
----------------------------------------------------
AmSouth Value Fund      21.89%     2.91%      4.72%
----------------------------------------------------
S&P 500 Stock Index(1)  28.67%    -0.57%      4.07%
----------------------------------------------------

THE CHART COMPARES A HYPOTHETICAL $10,000 INVESTMENT IN THE AMSOUTH VALUE FUND VERSUS A SIMILAR INVESTMENT IN THE S&P 500 STOCK INDEX. (THE RETURNS INCLUDE THE FUND LEVEL EXPENSES, BUT EXCLUDE SEPARATE ACCOUNT AND INSURANCE CONTRACT CHARGES.)

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE VALUE OF THE FUND'S SHARES WILL FLUCTUATE SO THAT WHEN REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN THE ORIGINAL INVESTMENT.

*   THE FUND'S INCEPTION DATE.

(1) THE PERFORMANCE OF THE AMSOUTH VALUE FUND IS MEASURED AGAINST THE S&P 500 STOCK INDEX, AN UNMANAGED INDEX GENERALLY REPRESENTATIVE OF THE U.S. STOCK MARKET AS A WHOLE. THE INDEX DOES NOT REFLECT THE DEDUCTION OF FEES ASSOCIATED WITH A MUTUAL FUND, SUCH AS INVESTMENT MANAGEMENT AND FUND ACCOUNTING FEES. THE FUND'S PERFORMANCE DOES REFLECT THE DEDUCTION OF FEES FOR THESE VALUE-ADDED SERVICES. INVESTORS CANNOT INVEST DIRECTLY IN AN INDEX, ALTHOUGH THEY CAN INVEST IN ITS UNDERLYING SECURITIES. DURING THE PERIOD SHOWN, CERTAIN FEES WERE REDUCED AND REIMBURSED. HAD THESE REDUCTIONS AND REIMBURSEMENTS NOT BEEN IN EFFECT, PERFORMANCE QUOTED WOULD HAVE BEEN LOWER.

PORTFOLIO MANAGER

TIN Y. CHAN, CFA
Sr. Vice President
AmSouth Asset Management, Inc.

HOW DID THE FUND PERFORM?
For the year ended December 31, 2003, the AmSouth Value Fund provided a total return of 21.89%. The total return for the Fund's benchmark, the S&P 500 Stock Index, was 28.67%.

HOW DID MARKET EVENTS INFLUENCE THE FUND'S PERFORMANCE?
Encouraged by a growing economy and an overall sense of renewed optimism, investors favored smaller-capitalization, lower-quality, higher-risk, non-dividend-paying stocks during 2003. For the most part, these were the stocks that had plunged the deepest during the previous three-year bear market.

Nevertheless, we maintained true to our style of investing in high-quality, large-capitalization stocks throughout the year. Our strategy helped generate solid returns for the Fund, but we were unable to keep pace with the benchmark due to our larger-capitalization, higher-quality bias.

WHAT WERE YOUR KEY STRATEGIES DURING THE YEAR?
We increased the Fund's weighting toward economically sensitive sectors, such as industrials, consumer discretionary and technology. At the same time, we reduced exposure to defensive sectors, including energy, consumer staples and utilities, which generally under-perform during economic rebounds. Our strategies were successful, primarily due to the economic recovery that took hold during the year.

The Fund's technology holdings generated the best relative performance, as technology stocks rebounded strongly from their lows of the previous three years. Materials stocks also performed well, because investors anticipated higher prices on raw materials as the economy grows. Stocks in the consumer staples and telecommunication sectors posted the worst relative performance. These stocks are less likely to benefit from an improving economy.

As of December 31, 2003, the Fund's top five holdings included Citigroup, Inc. (5.9% of the portfolio's net assets), Cit Group, Inc. (3.6%), Hewlett-Packard Co. (3.2%), Boeing Co. (3.0%) and Washington Mutual, Inc. (2.9%)(2).

HOW DO YOU PLAN ON POSITIONING THE FUND FOR THE MONTHS AHEAD?
We will continue to maintain our style objectives, focusing on large-capitalization, high-quality stocks. As the economic and stock market recoveries mature, we anticipate that leadership in the market may transition from the smaller, volatile areas to larger, higher-quality stocks.

(2) THE FUND'S PORTFOLIO COMPOSITION IS SUBJECT TO CHANGE.

AMSOUTH VALUE FUND

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2003

                                 SECURITY
   SHARES                       DESCRIPTION                         VALUE
------------   ---------------------------------------------   ---------------
COMMON STOCKS -- 99.5%
               AEROSPACE/DEFENSE -- 5.9%
      39,951   Boeing Co.                                      $     1,683,535
       5,169   Lockheed Martin Corp.                                   265,687
      25,797   Raytheon Co.                                            774,942
       6,481   United Technologies Corp.                               614,204
                                                               ---------------
                                                                     3,338,368
                                                               ---------------
               APPAREL -- 2.5%
       6,540   Liz Claiborne, Inc.                                     231,908
      13,335   Nike, Inc., Class B                                     912,914
       6,136   V.F. Corp.                                              265,321
                                                               ---------------
                                                                     1,410,143
                                                               ---------------
               BANKING -- 6.1%
      14,997   Bank of America Corp.                                 1,206,209
      15,423   First Tennessee National Corp.                          680,154
       4,640   SunTrust Banks, Inc.                                    331,760
      26,000   Wachovia Corp.                                        1,211,340
                                                               ---------------
                                                                     3,429,463
                                                               ---------------
               CHEMICALS: SPECIALTY -- 0.7%
       9,007   Dow Chemical Co.                                        374,421
                                                               ---------------
               COMPUTER HARDWARE -- 4.2%
      78,790   Hewlett-Packard Co.                                   1,809,806
       5,887   IBM Corp.                                               545,607
                                                               ---------------
                                                                     2,355,413
                                                               ---------------
               COMPUTER SOFTWARE & Services -- 2.7%
      22,354   Computer Associates International, Inc.                 611,158
      69,000   EMC Corp. (b)                                           891,480
                                                               ---------------
                                                                     1,502,638
                                                               ---------------
               DISTRIBUTION/WHOLESALE -- 0.6%
       9,983   Genuine Parts Co.                                       331,436
                                                               ---------------
               DIVERSIFIED MANUFACTURING -- 3.4%
      15,223   Honeywell International, Inc.                           508,905
       2,743   Illinois Tool Works, Inc.                               230,165
      43,971   Tyco International, Ltd.                              1,165,232
                                                               ---------------
                                                                     1,904,302
                                                               ---------------
               ENTERTAINMENT -- 2.4%
      21,442   Carnival Corp.                                          851,891
      21,332   Park Place Entertainment Corp. (b)                      231,026
      11,986   Walt Disney Co.                                         279,633
                                                               ---------------
                                                                     1,362,550
                                                               ---------------
               FINANCIAL SERVICES -- 20.7%
      55,889   CIT Group, Inc.                                       2,009,210
      68,865   Citigroup, Inc.                                       3,342,708
      19,396   FleetBoston Financial Corp.                             846,635
      13,858   Freddie Mac                                             808,199
      14,156   Goldman Sachs Group, Inc.                             1,397,622
      35,025   J.P. Morgan Chase & CO.                               1,286,468
      10,000   Prudential Financial, Inc.                              417,700
      41,127   Washington Mutual, Inc.                               1,650,015
                                                               ---------------
                                                                    11,758,557
                                                               ---------------
               FOREST & PAPER PRODUCTS -- 1.1%
       6,070   International Paper Co.                         $       261,678
      12,945   MeadWestvaco Corp.                                      385,113
                                                               ---------------
                                                                       646,791
                                                               ---------------
               INSURANCE -- 10.7%
      16,506   ACE Ltd.                                                683,679
      32,034   AFLAC, Inc.                                           1,158,990
      20,000   American International Group, Inc.                    1,325,600
      28,514   MetLife, Inc.                                           960,066
      14,467   St. Paul Cos., Inc.                                     573,617
      49,023   Travelers Property Casualty Corp., Class B              831,920
       6,400   XL Capital, Ltd.                                        496,320
                                                               ---------------
                                                                     6,030,192
                                                               ---------------
               MACHINERY & EQUIPMENT -- 0.9%
      10,645   Black & Decker Corp.                                    525,011
                                                               ---------------
               MEDICAL PRODUCTS -- 0.8%
      10,950   Becton, Dickinson & Co.                                 450,483
                                                               ---------------
               METALS & MINING -- 2.7%
      40,400   Alcoa, Inc.                                           1,535,200
                                                               ---------------
               MULTIMEDIA -- 4.3%
      56,385   Time Warner, Inc. (b)                                 1,014,366
      31,970   Viacom, Inc., Class B                                 1,418,829
                                                               ---------------
                                                                     2,433,195
                                                               ---------------
               OIL & GAS EXPLORATION, PRODUCTION, &
               SERVICES -- 9.5%
      11,033   Anadarko Petroleum Corp.                                562,793
       3,593   Burlington Resources, Inc.                              198,980
      14,061   ChevronTexaco Corp.                                   1,214,731
      16,764   ConocoPhillips                                        1,099,215
      11,000   Devon Energy Corp.                                      629,860
      26,152   Halliburton Co.                                         679,952
       7,252   Kerr-McGee Corp.                                        337,145
      15,000   Occidental Petroleum Corp.                              633,600
                                                               ---------------
                                                                     5,356,276
                                                               ---------------
               PHARMACEUTICALS -- 1.4%
      26,975   Bristol-Myers Squibb Co.                                771,485
                                                               ---------------
               REAL ESTATE -- 0.6%
       7,094   Simon Property Group, Inc.                              328,736
                                                               ---------------
               RESTAURANTS -- 0.4%
       8,754   McDonald's Corp.                                        217,362
                                                               ---------------
               RETAIL -- 7.3%
      22,586   Costco Wholesale Corp. (b)                              839,747
      42,531   Home Depot, Inc.                                      1,509,426
      35,500   J.C. Penney Co., Inc.                                   932,940
      33,080   Limited Brands                                          596,432
      14,628   Office Depot, Inc. (b)                                  244,434
                                                               ---------------
                                                                     4,122,979
                                                               ---------------
               SEMICONDUCTORS -- 1.8%
      34,968   Texas Instruments, Inc.                               1,027,360
                                                               ---------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                 SECURITY
   SHARES                       DESCRIPTION                         VALUE
------------   ---------------------------------------------   ---------------
COMMON STOCKS -- (CONTINUED)
               TRANSPORTATION & SHIPPING -- 1.2%
      10,418   FedEx Corp.                                     $       703,215
                                                               ---------------
               UTILITIES-ELECTRIC & GAS -- 3.8%
      25,021   American Electric Power Co., Inc.                       763,391
       9,444   Dominion Resources, Inc.                                602,811
      13,653   Entergy Corp.                                           779,995
                                                               ---------------
                                                                     2,146,197
                                                               ---------------
               UTILITIES-TELECOMMUNICATIONS -- 3.8%
      21,971   BellSouth Corp.                                         621,779
      31,204   SBC Communications, Inc.                                813,488
      19,886   Sprint Corp.                                            326,528
      10,946   Verizon Communications, Inc.                            383,986
                                                               ---------------
                                                                     2,145,781
                                                               ---------------
               Total Common Stocks                                  56,207,554
                                                               ---------------

INVESTMENT COMPANIES -- 0.5%

     263,832   First American Treasury Obligations Fund,
               Class A                                         $       263,832
                                                               ---------------
               Total Investment Companies                              263,832
                                                               ---------------
               TOTAL (COST $45,609,424)-- 100.0%               $    56,471,386
                                                               ===============

----------
Percentages indicated are based on net assets of $56,498,006.
(a) Represents cost for financial reporting purposes, is substantially the same as cost for federal income tax purposes, and differs from value by unrealized appreciation of securities as follows:

        Unrealized appreciation               $ 11,148,828
        Unrealized depreciation                   (286,866)
                                              ------------
        Net unrealized appreciation           $ 10,861,962
                                              ============

(b)  Represents non-income producing security.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

AMSOUTH VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2003

ASSETS:
   Investments, at value (cost $45,609,424)                                 $    56,471,386
   Dividends receivable                                                              60,375
   Prepaid expenses and other assets                                                  1,606
                                                                            ---------------
        Total Assets                                                             56,533,367
                                                                            ---------------

LIABILITIES:
   Accrued expenses and other payables:
     Investment advisory fees                                                            57
     Shareholder servicing fees                                                      11,630
     Custody fees                                                                       279
     Other                                                                           23,395
                                                                            ---------------
        Total Liabilities                                                            35,361
                                                                            ---------------

NET ASSETS:
     Capital                                                                     67,793,296
     Accumulated net realized gains/(losses) from investment transactions       (22,157,252)
     Unrealized appreciation/depreciation from investments                       10,861,962
                                                                            ---------------
        Net Assets                                                          $    56,498,006
                                                                            ===============
     Outstanding units of beneficial interest (shares)                            4,687,573
                                                                            ===============
     Net Asset Value                                                        $         12.05
                                                                            ===============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

AMSOUTH VALUE FUND

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2003

INVESTMENT INCOME:
   Dividend income                                                          $     1,171,312
                                                                            ---------------
     Total income                                                                 1,171,312
                                                                            ---------------

EXPENSES:
     Investment advisory fees                                                       295,695
     Administration fees                                                             98,566
     Shareholder servicing fees                                                     123,206
     Accounting fees                                                                 28,227
     Custodian fees                                                                   2,957
     Legal fees                                                                      33,752
     Transfer agent fees                                                             10,000
     Trustee fees                                                                     1,202
     Other fees                                                                      25,723
                                                                            ---------------
        Total expenses before fee reductions/reimbursements                         619,328
     Expenses reimbursed by Investment Advisor                                         (417)
     Expenses reduced by Transfer Agent                                              (2,607)
                                                                            ---------------
     Net expenses                                                                   616,304
                                                                            ---------------
Net Investment Income/(Loss)                                                        555,008
                                                                            ---------------

REALIZED/UNREALIZED GAINS/(LOSSES) FROM INVESTMENTS:
   Net realized gains/(losses) from investment transactions                      (2,630,277)
   Change in unrealized appreciation/depreciation from investments               12,051,072
                                                                            ---------------
     Net realized/unrealized gains/(losses) from investments                      9,420,795
                                                                            ---------------
     Change in net assets resulting from operations                         $     9,975,803
                                                                            ===============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

AMSOUTH VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS

                                                                               YEAR ENDED         YEAR ENDED
                                                                              DECEMBER 31,       DECEMBER 31,
                                                                                  2003               2002
                                                                            ---------------    ---------------
OPERATIONS:
   Net investment income/(loss)                                             $       555,008    $       453,026
   Net realized gains/(losses) from investment transactions                      (2,630,277)        (5,251,515)
   Change in unrealized appreciation/depreciation from investments               12,051,072         (4,930,571)
                                                                            ---------------    ---------------
   Change in net assets resulting from operations                                 9,975,803         (9,729,060)
                                                                            ---------------    ---------------

DIVIDENDS TO SHAREHOLDERS:
   From net investment income                                                      (558,867)          (712,327)
                                                                            ---------------    ---------------
   Change in net assets from dividends to shareholders                             (558,867)          (712,327)
                                                                            ---------------    ---------------

CAPITAL TRANSACTIONS:
   Proceeds from shares issued                                                    3,662,972            644,494
   Dividends reinvested                                                             558,867            712,327
   Cost of shares redeemed                                                       (5,530,410)       (19,975,532)
                                                                            ---------------    ---------------
   Change in net assets from capital share transactions                          (1,308,571)       (18,618,711)
                                                                            ---------------    ---------------
   Change in net assets                                                           8,108,365        (29,060,098)

NET ASSETS:
   Beginning of period                                                           48,389,641         77,449,739
                                                                            ---------------    ---------------
   End of period                                                            $    56,498,006    $    48,389,641
                                                                            ===============    ===============

SHARE TRANSACTIONS:
   Issued                                                                           335,476             56,610
   Reinvested                                                                        53,313             65,127
   Redeemed                                                                        (538,460)        (1,944,019)
                                                                            ---------------    ---------------
   Change in shares                                                                (149,671)        (1,822,282)
                                                                            ===============    ===============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

AMSOUTH VALUE FUND

FINANCIAL HIGHLIGHTS

  Selected data for a share outstanding throughout the period indicated.

                                                          YEAR ENDED          YEAR ENDED          YEAR ENDED
                                                         DECEMBER 31,        DECEMBER 31,        DECEMBER 31,
                                                             2003                2002                2001
                                                       ---------------     ---------------     ---------------
NET ASSET VALUE, BEGINNING OF PERIOD                   $         10.00     $         11.63     $         13.25
                                                       ---------------     ---------------     ---------------

OPERATIONS:
Net investment income/(loss)                                      0.12                0.07                0.12
Net realized/unrealized gains/(losses) from
  investments and option contracts                                2.05               (1.58)              (1.57)
                                                       ---------------     ---------------     ---------------
Total from operations                                             2.17               (1.51)              (1.45)
                                                       ---------------     ---------------     ---------------

DIVIDENDS:
From net investment income                                       (0.12)              (0.12)              (0.17)
From net realized gains from investment transactions                --                  --                  --
                                                       ---------------     ---------------     ---------------
Total from dividends                                             (0.12)              (0.12)              (0.17)
                                                       ---------------     ---------------     ---------------
NET ASSET VALUE, END OF PERIOD                         $         12.05     $         10.00     $         11.63
                                                       ===============     ===============     ===============
Total Return                                                     21.89%             (13.06%)            (10.97%)

RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000)                      $        56,498     $        48,390     $        77,450
Ratio of expenses to average net assets                           1.25%               1.25%               1.19%
Ratio of net investment income to average net assets              1.13%               0.73%               1.01%
Ratio of expenses to average net assets*                          1.26%               1.31%                 --(a)
Portfolio turnover                                              122.92%             166.42%             202.92%

                                                          YEAR ENDED          YEAR ENDED
                                                         DECEMBER 31,        DECEMBER 31,
                                                             2000                1999
                                                       ---------------     ---------------
NET ASSET VALUE, BEGINNING OF PERIOD                   $         13.89     $         11.26
                                                       ---------------     ---------------

OPERATIONS:
Net investment income/(loss)                                      0.21                0.15
Net realized/unrealized gains/(losses) from
  investments and option contracts                               (0.48)               2.64
                                                       ---------------     ---------------
Total from operations                                            (0.27)               2.79
                                                       ---------------     ---------------

DIVIDENDS:
From net investment income                                       (0.21)              (0.16)
From net realized gains from investment transactions             (0.16)                 --
                                                       ---------------     ---------------
Total from dividends                                             (0.37)              (0.16)
                                                       ---------------     ---------------
NET ASSET VALUE, END OF PERIOD                         $         13.25     $         13.89
                                                       ===============     ===============
Total Return                                                     (2.13%)             25.00%

RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000)                      $        85,525     $        35,554
Ratio of expenses to average net assets                           1.18%               1.22%
Ratio of net investment income to average net assets              1.49%               1.31%
Ratio of expenses to average net assets*                          1.19%               1.37%
Portfolio turnover                                              167.96%             110.31%

----------
(a)  There were no fee reductions/reimbursements during the period.
  * During the period certain fees were reduced/reimbursed. If such reductions/reimbursements had not occurred, the ratios would have been as indicated.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

AMSOUTH SELECT EQUITY FUND INCEPTION 5/3/1999

PERFORMANCE OVERVIEW 5/3/1999 - 12/31/2003
VALUE OF A $10,000 INVESTMENT

[CHART]

SELECT EQUITY VIF
GROWTH OF $10,000 INVESTMENT
AS OF 12/31/03

SELECT EQUITY VIF  -
INCEPTION DATE - 5/3/99

                     AMSOUTH SELECT EQUITY                             S&P 500
   DATE                  GROWTH OF $10,000                   GROWTH OF $10,000
------------------------------------------------------------------------------
                                    10,000                              10,000
 5/31/1999                           9,514                               9,764
 6/30/1999                           9,937                              10,306
 7/31/1999                           9,346                               9,984
 8/31/1999                           9,016                               9,935
 9/30/1999                           8,647                               9,662
10/31/1999                           8,758                              10,274
11/30/1999                           8,417                              10,483
12/31/1999                           8,549                              11,100
 1/31/2000                           7,930                              10,542
 2/29/2000                           7,351                              10,343
 3/31/2000                           7,847                              11,355
 4/30/2000                           7,682                              11,013
 5/31/2000                           8,023                              10,787
 6/30/2000                           7,870                              11,053
 7/31/2000                           7,562                              10,880
 8/31/2000                           7,930                              11,556
 9/30/2000                           8,136                              10,946
10/31/2000                           8,488                              10,900
11/30/2000                           8,881                              10,040
12/31/2000                           9,571                              10,089
 1/31/2001                           9,236                              10,447
 2/28/2001                           9,302                               9,495
 3/31/2001                           9,023                               8,893
 4/30/2001                           9,289                               9,584
 5/31/2001                           9,628                               9,649
 6/30/2001                           9,559                               9,414
 7/31/2001                           9,766                               9,321
 8/31/2001                           9,952                               8,738
 9/30/2001                           9,404                               8,032
10/31/2001                           9,485                               8,185
11/30/2001                          10,019                               8,813
12/31/2001                          10,361                               8,890
 1/31/2002                          10,274                               8,760
 2/28/2002                          10,509                               8,591
 3/31/2002                          10,706                               8,915
 4/30/2002                          10,305                               8,374
 5/31/2002                          10,407                               8,312
 6/30/2002                           9,899                               7,720
 7/31/2002                           9,594                               7,119
 8/31/2002                           9,768                               7,165
 9/30/2002                           9,020                               6,387
10/31/2002                           9,547                               6,949
11/30/2002                           9,845                               7,358
12/31/2002                           9,487                               6,925
 1/31/2003                           9,199                               6,746
 2/28/2003                           8,924                               6,644
 3/31/2003                           8,942                               6,709
 4/30/2003                           9,612                               7,261
 5/31/2003                          10,254                               7,643
 6/30/2003                          10,399                               7,741
 7/31/2003                          10,464                               7,877
 8/31/2003                          10,707                               8,031
 9/30/2003                          10,677                               7,946
10/31/2003                          11,269                               8,395
11/30/2003                          11,637                               8,469
12/31/2003                          11,977                               8,784

AVERAGE ANNUAL RETURNS (AS OF 12/31/2003)

                                1 YEAR     5/3/99*
---------------------------------------------------
AmSouth Select Equity Fund      26.24%      3.94%
---------------------------------------------------
S&P 500 Stock Index(1)          28.67%     -2.74%
---------------------------------------------------

THIS CHART COMPARES A HYPOTHETICAL $10,000 INVESTMENT IN THE AMSOUTH SELECT EQUITY FUND VERSUS A SIMILAR INVESTMENT IN THE S&P 500 STOCK INDEX. (THE RETURNS INCLUDE THE FUND LEVEL EXPENSES, BUT EXCLUDE SEPARATE ACCOUNTS AND INSURANCE CONTRACT CHARGES.)

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE VALUE OF THE FUND'S SHARES WILL FLUCTUATE SO THAT WHEN REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN THE ORIGINAL INVESTMENT.

*   THE FUND'S INCEPTION DATE.

(1) THE PERFORMANCE OF THE AMSOUTH SELECT EQUITY FUND IS MEASURED AGAINST THE S&P 500 INDEX, AN UNMANAGED INDEX GENERALLY REPRESENTATIVE OF THE U.S. STOCK MARKET AS A WHOLE. THE INDEX DOES NOT REFLECT THE DEDUCTION OF FEES ASSOCIATED WITH A MUTUAL FUND, SUCH AS INVESTMENT MANAGEMENT AND FUND ACCOUNTING FEES. THE FUND'S PERFORMANCE DOES REFLECT THE DEDUCTION OF FEES FOR THESE VALUE-ADDED SERVICES. INVESTORS CANNOT INVEST DIRECTLY IN AN INDEX, ALTHOUGH THEY CAN INVEST IN ITS UNDERLYING SECURITIES. DURING THE PERIOD SHOWN, CERTAIN FEES WERE REDUCED AND REIMBURSED. HAD THESE REDUCTIONS AND REIMBURSEMENTS NOT BEEN IN EFFECT, PERFORMANCE QUOTED WOULD HAVE BEEN LOWER.

PORTFOLIO MANAGERS

NEIL WRIGHT, JANNA SAMPSON, PETER JANKOVSKIS
OakBrook Investments, LLC
(sub-advisor)

HOW DID THE FUND PERFORM?
For the year ended December 31, 2003, the AmSouth Select Equity Fund provided a total return of 26.24%. The total return for the Fund's benchmark, the S&P 500 Stock Index, was 28.67%.

WHY DID THE FUND'S PERFORMANCE SLIGHTLY LAG THAT OF THE BENCHMARK?
We attribute most of the Fund's underperformance to events of the first quarter of 2003. During first quarter, the market was anticipating a strong stock market rally later in the year. The best-performing stocks were those investors viewed as more volatile and more likely to benefit from this expected rally than the Fund's typical holdings.

In late 2002 we had positioned the Fund for an expected upturn in economic and market growth during 2003. But we focused on adding late-cycle stocks, due to their good appreciation potential. These stocks helped the Fund outperform during the final three quarters of the year.

WHAT WERE YOUR KEY STRATEGIES, AND HOW DID THEY AFFECT PERFORMANCE?
Our strategy of adding more cyclical stocks late in 2002, including Home Depot, Walt Disney Co. and American Power Conversion, served the Fund well during 2003. In fact, American Power Conversion, which makes universal power supplies and battery back ups for computers, was the Fund's best-performing stock in 2003, advancing more than 60%.

Late in the first quarter we dramatically increased the Fund's position in McDonald's, which we believed was extremely undervalued relative to its business model and business potential. Our expectations proved true, and McDonald's increased approximately 60% by year-end. We also sold shares in Washington Post and Lee Enterprises and purchased shares in Tribune Company, which we thought would benefit from better exposure to the rebounding advertising industry. Late in the year we sold the Fund's position in Bristol Myers Squibb, due to patent expirations and a weak pipeline, and used the proceeds to purchase shares in Harley Davidson. We felt that Harley Davidson shares were undervalued, given that the company's earnings held up better during the economic downturn than many investors expected they would.

On the opposite end, General Mills, one of the most stable, conservative stocks in the portfolio, was the year's worst performer. In a market such as 2003's--in which the riskiest, smallest-capitalization companies were the top performers--General Mills' stock characteristics were out of favor.

As of December 31, 2003, the Fund's five largest holdings were Pitney Bowes, Inc. (7.4% of the portfolio's net assets), Automatic Data Processing (7.0%), Home Depot, Inc. (6.9%), McDonald's Corp.(6.9%) and Waste
Management, Inc. (6.9%)(2).

WHAT IS YOUR OUTLOOK FOR THE MARKET IN 2004?
We expect the positive economic growth we saw in late 2003 to continue into 2004. Tax cuts and low interest rates should help keep the economy growing, and a growing economy should lead to better corporate earnings. All told, we believe this may translate into a rising stock market.

(2) THE FUND'S PORTFOLIO COMPOSITION IS SUBJECT TO CHANGE.

AMSOUTH SELECT EQUITY FUND

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2003

                                 SECURITY
   SHARES                       DESCRIPTION                         VALUE
------------   ---------------------------------------------   ---------------
COMMON STOCKS -- 98.7%
               CONSUMER DISCRETIONARY -- 33.8%
      25,600   Gannett Co., Inc.                               $     2,282,496
      45,500   Harley-Davidson, Inc.                                 2,162,615
     100,900   Home Depot, Inc.                                      3,580,941
     143,500   McDonald's Corp.                                      3,563,105
      45,400   Snap-on, Inc.                                         1,463,696
      38,500   Tribune Co.                                           1,986,600
     103,300   Walt Disney Co.                                       2,409,989
                                                               ---------------
                                                                    17,449,442
                                                               ---------------
               CONSUMER STAPLES -- 27.0%
      51,800   General Mills, Inc.                                   2,346,540
      67,100   Gillette Co.                                          2,464,583
      66,200   H.J. Heinz Co.                                        2,411,666
      30,338   J.M. Smucker Co.                                      1,374,008
      42,000   Kimberly-Clark Corp.                                  2,481,780
      76,100   SYSCO Corp.                                           2,833,203
                                                               ---------------
                                                                    13,911,780
                                                               ---------------
               HEALTH CARE-- 3.5%
      50,700   Pfizer, Inc.                                          1,791,231
                                                               ---------------
               INDUSTRIALS -- 29.6%
     116,700   American Power Conversion Corp.                       2,853,315
      91,500   Automatic Data Processing, Inc.                       3,624,315
      21,600   Briggs & Stratton Corp.                               1,455,840
      93,500   Pitney Bowes, Inc.                              $     3,797,970
     119,500   Waste Management, Inc.                                3,537,200
                                                               ---------------
                                                                    15,268,640
                                                               ---------------
               MATERIALS -- 4.8%
      70,100   International Flavors & Fragrances, Inc.              2,447,892
                                                               ---------------
               Total Common Stocks                                  50,868,985
                                                               ---------------
INVESTMENT COMPANIES -- 2.3%
   1,193,216   BNY Hamilton Money Fund                               1,193,216
       1,498   BNY Hamilton Treasury Money Fund                          1,498
                                                               ---------------
               Total Investment Companies                            1,194,714
                                                               ---------------
               TOTAL (COST $45,214,611) -- 101.0%              $    52,063,699
                                                               ===============

----------
Percentages indicated are based on net assets of $51,531,052.
(a) Represents cost for financial reporting purposes, is substantially the same as cost for federal income tax purposes, and differs from value by unrealized appreciation of securities as follows:

        Unrealized appreciation               $  7,927,278
        Unrealized depreciation                 (1,078,190)
                                              ------------
        Net unrealized appreciation           $  6,849,088
                                              ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

AMSOUTH SELECT EQUITY FUND

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2003

ASSETS:
   Investments, at value (cost $45,214,611)                                 $    52,063,699
   Dividends receivable                                                              99,722
   Prepaid expenses and other assets                                                  1,137
                                                                            ---------------
     Total Assets                                                                52,164,558
                                                                            ---------------

LIABILITIES:
   Payable for investments purchased                                                604,968
   Accrued expenses and other payables:
     Investment advisory fees                                                           120
     Administration fees                                                                  7
     Shareholder servicing fees                                                      10,594
     Custody fees                                                                       254
     Other                                                                           17,563
                                                                            ---------------
        Total Liabilities                                                           633,506
                                                                            ---------------

NET ASSETS:
     Capital                                                                     44,805,204
     Accumulated net investment income/(loss)                                         2,016
     Accumulated net realized gains/(losses) from investment transactions          (125,256)
     Unrealized appreciation/depreciation from investments                        6,849,088
                                                                            ---------------
        Net Assets                                                          $    51,531,052
                                                                            ===============
     Outstanding units of beneficial interest (shares)                            4,557,577
                                                                            ===============
     Net Asset Value                                                        $         11.31
                                                                            ===============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

AMSOUTH SELECT EQUITY FUND

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2003

INVESTMENT INCOME:
   Dividend income                                                          $       688,287
                                                                            ---------------
     Total income                                                                   688,287
                                                                            ---------------

EXPENSES:
     Investment advisory fees                                                       295,386
     Administration fees                                                             73,847
     Shareholder servicing fees                                                      92,308
     Accounting fees                                                                 18,853
     Custodian fees                                                                   2,216
     Legal fees                                                                      24,272
     Transfer agent fees                                                             10,000
     Trustee fees                                                                       679
     Other fees                                                                      20,529
                                                                            ---------------
        Total expenses before fee reductions/reimbursements                         538,090
     Expenses reduced/reimbursed by Investment Advisor                              (34,414)
     Expenses reduced by Administrator                                              (36,923)
     Expenses reduced by Transfer Agent                                              (4,461)
                                                                            ---------------
     Net expenses                                                                   462,292
                                                                            ---------------
Net Investment Income/(Loss)                                                        225,995
                                                                            ---------------

REALIZED/UNREALIZED GAINS/(LOSSES) FROM INVESTMENTS:
   Net realized gains/(losses) from investment transactions                          (1,373)
   Change in unrealized appreciation/depreciation from investments                9,051,567
                                                                            ---------------
     Net realized/unrealized gains/(losses) from investments                      9,050,194
                                                                            ---------------
     Change in net assets resulting from operations                         $     9,276,189
                                                                            ===============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

AMSOUTH SELECT EQUITY FUND

STATEMENTS OF CHANGES IN NET ASSETS

                                                                               YEAR ENDED         YEAR ENDED
                                                                              DECEMBER 31,       DECEMBER 31,
                                                                                  2003               2002
                                                                            ---------------    ---------------
OPERATIONS:
   Net investment income/(loss)                                             $       225,995    $       185,644
   Net realized gains/(losses) from investment transactions                          (1,373)           988,165
   Change in unrealized appreciation/depreciation from investments                9,051,567         (3,913,305)
                                                                            ---------------    ---------------
   Change in net assets resulting from operations                                 9,276,189         (2,739,496)
                                                                            ---------------    ---------------

DIVIDENDS TO SHAREHOLDERS:
   From net investment income                                                      (225,161)          (185,293)
   From net realized gains from investment transactions                            (990,732)                --
                                                                            ---------------    ---------------
   Change in net assets from dividends to shareholders                           (1,215,893)          (185,293)
                                                                            ---------------    ---------------

CAPITAL TRANSACTIONS:
   Proceeds from shares issued                                                   14,864,612         17,459,803
   Dividends reinvested                                                           1,215,891            211,287
   Cost of shares redeemed                                                       (2,120,542)        (4,532,048)
                                                                            ---------------    ---------------
   Change in net assets from capital share transactions                          13,959,961         13,139,042
                                                                            ---------------    ---------------
Change in net assets                                                             22,020,257         10,214,253

NET ASSETS:
   Beginning of period                                                           29,510,795         19,296,542
                                                                            ---------------    ---------------
   End of period                                                            $    51,531,052    $    29,510,795
                                                                            ===============    ===============

SHARE TRANSACTIONS:
   Issued                                                                         1,471,513          1,766,296
   Reinvested                                                                       118,892             22,875
   Redeemed                                                                        (229,572)          (492,801)
                                                                            ---------------    ---------------
   Change in shares                                                               1,360,833          1,296,370
                                                                            ===============    ===============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

AMSOUTH SELECT EQUITY FUND

FINANCIAL HIGHLIGHTS

   Selected data for a share outstanding throughout the period indicated.

                                                          YEAR ENDED          YEAR ENDED          YEAR ENDED
                                                         DECEMBER 31,        DECEMBER 31,        DECEMBER 31,
                                                             2003                2002                2001
                                                       ---------------     ---------------     ---------------
NET ASSET VALUE, BEGINNING OF PERIOD                   $          9.23     $         10.15     $          9.42
                                                       ---------------     ---------------     ---------------

OPERATIONS:
Net investment income/(loss)                                      0.06                0.06                0.04
Net realized/unrealized gains/(losses) from
  investments and futures                                         2.33               (0.92)               0.73
                                                       ---------------     ---------------     ---------------
Total from operations                                             2.39               (0.86)               0.77
                                                       ---------------     ---------------     ---------------

DIVIDENDS:
From net investment income                                       (0.06)              (0.06)              (0.04)
From net realized gains from investment transactions             (0.25)                 --                  --
From tax return of capital                                          --                  --                  --
                                                       ---------------     ---------------     ---------------
Total from dividends                                             (0.31)              (0.06)              (0.04)
                                                       ---------------     ---------------     ---------------
NET ASSET VALUE, END OF PERIOD                         $         11.31     $          9.23     $         10.15
                                                       ===============     ===============     ===============
Total Return                                                     26.24%              (8.43%)              8.26%

RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000)                      $        51,531     $        29,511     $        19,297
Ratio of expenses to average net assets                           1.25%               1.25%               1.25%
Ratio of net investment income to average net assets              0.61%               0.71%               0.52%
Ratio of expenses to average net assets*                          1.45%               1.56%               1.63%
Portfolio turnover                                               15.83%              32.36%              16.43%

                                                          YEAR ENDED         PERIOD ENDED
                                                         DECEMBER 31,        DECEMBER 31,
                                                             2000               1999(a)
                                                       ---------------     ---------------
NET ASSET VALUE, BEGINNING OF PERIOD                   $          8.51     $         10.00
                                                       ---------------     ---------------

OPERATIONS:
Net investment income/(loss)                                      0.08                0.04
Net realized/unrealized gains/(losses) from
  investments and futures                                         0.92               (1.49)
                                                       ---------------     ---------------
Total from operations                                             1.00               (1.45)
                                                       ---------------     ---------------

DIVIDENDS:
From net investment income                                       (0.07)              (0.04)
From net realized gains from investment transactions             (0.01)                 --
From tax return of capital                                       (0.01)                 --
                                                       ---------------     ---------------
Total from dividends                                             (0.09)              (0.04)
                                                       ---------------     ---------------
NET ASSET VALUE, END OF PERIOD                         $          9.42     $          8.51
                                                       ===============     ===============
Total Return                                                     11.96%             (14.51%)(b)

RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000)                      $         4,873     $         2,881
Ratio of expenses to average net assets                           1.24%               1.23%(c)
Ratio of net investment income to average net assets              0.94%               0.69%(c)
Ratio of expenses to average net assets*                          3.07%               3.50%(c)
Portfolio turnover                                               43.80%              18.21%

----------
(a) For the period from May 3, 1999 (commencement of operations) through December 31, 1999.
(b)  Not annualized.
(c)  Annualized.
  * During the period certain fees were reduced/reimbursed. If such reductions/reimbursements had not occurred, the ratios would have been as indicated.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

AMSOUTH CAPITAL GROWTH FUND  INCEPTION 5/1/2001

PERFORMANCE OVERVIEW 5/1/2001- 12/31/2003
VALUE OF A $10,000 INVESTMENT

[CHART]

VIF CAPITAL GROWTH
GROWTH OF $10,000 INVESTMENT
AS OF 12/31/03

VIF CAPITAL GROWTH - VIF CAPITAL GROWTH
INCEPTION DATE - 5/01/01

                         AMSOUTH CAPITAL GROWTH            S&P 500/ BARRA GROWTH
   DATE                       GROWTH OF $10,000                GROWTH OF $10,000
--------------------------------------------------------------------------------
  5/1/2001                               10,000                           10,000
 5/31/2001                               10,000                           10,024
 6/30/2001                                9,850                            9,888
 7/31/2001                                9,360                            9,862
 8/31/2001                                8,460                            9,200
 9/30/2001                                7,410                            8,582
10/31/2001                                7,860                            8,898
11/30/2001                                8,750                            9,686
12/31/2001                                9,000                            9,700
 1/31/2002                                 9050                            9,685
 2/28/2002                                8,710                            9,399
 3/31/2002                                9,140                            9,623
 4/30/2002                                8,630                            8,935
 5/31/2002                                8,380                            8,762
 6/30/2002                                7,730                            8,059
 7/31/2002                                6,930                            7,672
 8/31/2002                                6,900                            7,720
 9/30/2002                                6,360                            6,921
10/31/2002                                6,900                            7,561
11/30/2002                                7,170                            7,928
12/31/2002                                6,670                            7,412
 1/31/2003                                6,500                            7,227
 2/28/2003                                6,400                            7,205
 3/31/2003                                6,520                            7,352
 4/30/2003                                7,030                            7,844
 5/31/2003                                7,320                            8,099
 6/30/2003                                7,330                            8,247
 7/31/2003                                7,540                            8,355
 8/31/2003                                7,820                            8,500
 9/30/2003                                7,630                            8,474
10/31/2003                                8,140                            8,854
11/30/2003                                8,200                            8,930
12/31/2003                                8,400                            9,315

AVERAGE ANNUAL RETURNS (AS OF 12/31/2003)

                                 1 YEAR      5/1/01*
----------------------------------------------------
AmSouth Capital Growth Fund      25.94%      -6.32%
----------------------------------------------------
S&P 500/Barra Growth Index(1)    25.67%      -2.63%
----------------------------------------------------
S&P 500 Stock Index(2)           28.67%       4.07%
---------------------------------------------------

THE CHART COMPARES A HYPOTHETICAL $10,000 INVESTMENT IN THE AMSOUTH CAPITAL GROWTH FUND VERSUS A SIMILAR INVESTMENT IN THE S&P 500/BARRA GROWTH INDEX. (THE RETURNS INCLUDE THE FUND LEVEL EXPENSES, BUT EXCLUDE SEPARATE ACCOUNTS AND INSURANCE CONTRACT CHARGES.) PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE VALUE OF THE FUND'S SHARES WILL FLUCTUATE SO THAT WHEN REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN THE ORIGINAL INVESTMENT.

*   THE FUND'S INCEPTION DATE.

(1) THE PERFORMANCE OF THE AMSOUTH CAPITAL GROWTH FUND IS MEASURED AGAINST THE S&P 500/BARRA GROWTH INDEX, AN UNMANAGED INDEX GENERALLY REPRESENTATIVE OF LARGE-CAP GROWTH STOCKS AS A WHOLE. THE INDEX DOES NOT REFLECT THE DEDUCTION OF FEES ASSOCIATED WITH A MUTUAL FUND, SUCH AS INVESTMENT MANAGEMENT AND FUND ACCOUNTING FEES. THE FUND'S PERFORMANCE DOES REFLECT THE DEDUCTION OF FEES FOR THESE VALUE-ADDED SERVICES. INVESTORS CANNOT INVEST DIRECTLY IN AN INDEX, ALTHOUGH THEY CAN INVEST IN ITS UNDERLYING SECURITIES. DURING THE PERIOD SHOWN, CERTAIN FEES WERE REDUCED AND REIMBURSED. HAD THESE REDUCTIONS AND REIMBURSEMENTS NOT BEEN IN EFFECT, PERFORMANCE QUOTED WOULD HAVE BEEN LOWER.

(2) THE BENCHMARK HAS CHANGED FROM THE S&P 500 STOCK INDEX TO THE S&P 500/BARRA GROWTH INDEX IN ORDER TO PROVIDE A BETTER COMPARISON IN LIGHT OF THE FUND'S INVESTMENT POLICIES.

PORTFOLIO MANAGER

JOHN MARK MCKENZIE
Sr. Vice President
AmSouth Asset Management, Inc.

HOW DID THE FUND PERFORM?
For the year ended December 31, 2003, the AmSouth Capital Growth Fund provided a total return of 25.94%. The total return for the Fund's benchmark, the S&P 500/Barra Growth Index, was 25.67% and the return for the previous benchmark was 28.67%.

WHAT FACTORS CONTRIBUTED TO THE FUND'S OUT-PERFORMANCE?
Economic growth improved as the year progressed, pushing corporate profits and the stock market higher. Our positions in economically-sensitive sectors enhanced performance, particularly in the second half of the year, when the stock market rally took hold. In addition, the Fund's performance benefited from favorable stock selections in many market sectors.

WHAT WERE YOUR KEY STRATEGIES DURING THE YEAR?
We maintained sizable positions in areas we thought would benefit from a growing economy, including the health care, consumer discretionary and information technology sectors. Although they were up approximately 23% for the year, the Fund's health care holdings lagged the market as a whole, despite healthy earnings for the sector. In general, investors moved out of larger-cap health care holdings and into mid- and small-cap health care stocks. Also, large pharmaceutical companies faced new legislation and thinning new product pipelines, which negatively affected their stocks.

An increase in industrial production and factory orders led to an increase in technology spending, which sparked a rally in the information technology sector. The Fund's tech holdings were up approximately 47% for the year. In addition, consumer spending remained strong--especially among specialty retailers such as Nike and Best Buy--which helped fuel strong gains in the Fund's consumer discretionary sector, up approximately 44% for the year. As of December 31, 2003, the Fund's top five holdings included Pfizer, Inc. (3.9% of the portfolio's net assets), General Electric Co. (3.5%), Microsoft Corp. (3.5%), Cisco Systems, Inc. (3.2%) and Intel Corp. (3.1)(3).

WHAT IS YOUR OUTLOOK FOR THE STOCK MARKET?
We believe the economy may continue to exhibit solid growth, so we expect to maintain our focus on sectors likely to benefit from such a scenario, such as consumer discretionary and technology. We also plan to continue over-weighting the health care sector, due to our favorable long-term outlook for the health care industry.

(3) THE FUND'S PORTFOLIO COMPOSITION IS SUBJECT TO CHANGE.

AMSOUTH CAPITAL GROWTH FUND

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2003

                                 SECURITY
   SHARES                       DESCRIPTION                         VALUE
------------   ---------------------------------------------   ---------------
COMMON STOCKS -- 93.4%
               AEROSPACE/DEFENSE -- 2.3%
         700   General Dynamics Corp.                          $        63,273
       1,900   United Technologies Corp.                               180,063
                                                               ---------------
                                                                       243,336
                                                               ---------------
               AIRLINES -- 0.6%
       4,000   Southwest Airlines Co.                                   64,560
                                                               ---------------
               APPAREL -- 0.8%
       1,200   Nike, Inc., Class B                                      82,152
                                                               ---------------
               BEVERAGES -- 2.2%
       2,500   Coca-Cola Co.                                           126,875
       2,400   PepsiCo, Inc.                                           111,888
                                                               ---------------
                                                                       238,763
               BUSINESS EQUIPMENT & SERVICES -- 2.0%
       1,500   Cintas Corp.                                             75,195
       3,900   Paychex, Inc.                                           145,080
                                                               ---------------
                                                                       220,275
                                                               ---------------
               COMPUTER HARDWARE -- 4.7%
       6,000   Dell, Inc. (b)                                          203,760
       2,800   IBM Corp.                                               259,504
       2,200   Network Appliance, Inc. (b)                              45,166
                                                               ---------------
                                                                       508,430
                                                               ---------------
               COMPUTER SOFTWARE & SERVICES -- 14.3%
       1,250   Affiliated Computer Services, Inc., Class A (b)          68,075
       2,200   Apollo Group, Inc., Class A (b)                         149,600
      14,200   Cisco Systems, Inc. (b)                                 344,918
       4,000   EMC Corp. (b)                                            51,680
       2,900   First Data Corp.                                        119,161
       1,100   Mercury Interactive Corp. (b)                            53,504
      13,700   Microsoft Corp.                                         377,298
      11,500   Oracle Corp. (b)                                        151,800
       1,500   SunGard Data Systems, Inc. (b)                           41,565
       1,900   Symantec Corp. (b)                                       65,835
       3,200   Veritas Software Corp. (b)                              118,912
                                                               ---------------
                                                                     1,542,348
                                                               ---------------
               CONSUMER GOODS -- 0.9%
       1,000   Procter & Gamble Co.                                     99,880
                                                               ---------------
               COSMETICS/TOILETRIES -- 1.3%
       1,500   Alberto-Culver Co., Class B                              94,620
       1,000   Colgate-Palmolive Co.                                    50,050
                                                               ---------------
                                                                       144,670
                                                               ---------------
               DIVERSIFIED MANUFACTURING-- 8.6%
       2,200   3M Co.                                                  187,066
       1,600   Caterpillar, Inc.                                       132,832
       5,000   Corning, Inc. (b)                                        52,150
      12,300   General Electric Co.                                    381,054
       1,400   Illinois Tool Works, Inc.                               117,474
       2,200   Tyco International, Ltd.                                 58,300
                                                               ---------------
                                                                       928,876
                                                               ---------------
               E-COMMERCE AND SERVICES-- 2.0%
       1,100   eBay, Inc. (b)                                           71,049
       3,200   Yahoo!, Inc. (b)                                        144,544
                                                               ---------------
                                                                       215,593
                                                               ---------------
               ELECTRONIC COMPONENTS -- 1.7%
       1,500   Altera Corp. (b)                                $        34,050
         800   Johnson Controls, Inc.                                   92,896
       1,000   QLogic Corp. (b)                                         51,600
                                                               ---------------
                                                                       178,546
                                                               ---------------
               ENTERTAINMENT -- 1.6%
       3,000   Carnival Corp.                                          119,190
       2,300   Walt Disney Co.                                          53,659
                                                               ---------------
                                                                       172,849
                                                               ---------------
               FINANCIAL SERVICES -- 5.0%
       3,000   American Express Co.                                    144,690
       4,500   Citigroup, Inc.                                         218,430
         900   Fifth Third Bancorp                                      53,190
       1,200   Goldman Sachs Group, Inc.                               118,476
                                                               ---------------
                                                                       534,786
                                                               ---------------
               FOOD DISTRIBUTORS & WHOLESALERS-- 1.7%
       4,800   Sysco Corp.                                             178,704
                                                               ---------------
               HEALTH CARE -- 2.8%
       1,000   Cardinal Health, Inc.                                    61,160
       2,600   Johnson & Johnson                                       134,316
       1,800   UnitedHealth Group, Inc.                                104,724
                                                               ---------------
                                                                       300,200
                                                               ---------------
               HEALTH CARE -- DRUGS -- 1.5%
       2,600   Amgen, Inc. (b)                                         160,680
                                                               ---------------
               INSURANCE -- 0.7%
         700   AFLAC, Inc.                                              25,326
       1,000   Marsh & McLennan Cos., Inc.                              47,890
                                                               ---------------
                                                                        73,216
                                                               ---------------
               MEDICAL EQUIPMENT & SUPPLIES -- 4.1%
       3,000   Boston Scientific Corp. (b)                             110,280
       3,600   Medtronic, Inc.                                         174,996
       1,900   Stryker Corp.                                           161,519
                                                               ---------------
                                                                       446,795
                                                               ---------------
               MULTIMEDIA -- 2.2%
       9,000   Time Warner, Inc. (b)                                   161,910
       1,800   Viacom, Inc., Class B                                    79,884
                                                               ---------------
                                                                       241,794
                                                               ---------------
               OIL & GAS EXPLORATION, PRODUCTION, &
               SERVICES -- 1.2%
         500   BJ Services Co. (b)                                      17,950
       2,000   Schlumberger Ltd.                                       109,440
                                                               ---------------
                                                                       127,390
                                                               ---------------
               PHARMACEUTICALS -- 10.3%
       3,000   Abbott Laboratories                                     139,800
       1,500   Barr Laboratories, Inc. (b)                             115,425
         900   Eli Lilly & Co.                                          63,297
       1,800   Forest Laboratories, Inc. (b)                           111,240
       1,200   Genentech, Inc. (b)                                     112,284
       1,300   Gilead Sciences, Inc. (b)                                75,582
         500   MedImmune, Inc. (b)                                      12,700
      11,800   Pfizer, Inc.                                            416,894
       1,500   Wyeth                                                    63,675
                                                               ---------------
                                                                     1,110,897
                                                               ---------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                 SECURITY
   SHARES                       DESCRIPTION                         VALUE
------------   ---------------------------------------------   ---------------
               RETAIL -- 13.3%
       2,600   Bed Bath & Beyond, Inc. (b)                     $       112,710
       2,650   Best Buy Co., Inc.                                      138,436
       1,900   Chico's FAS, Inc. (b)                                    70,205
       2,600   Costco Wholesale Corp. (b)                               96,668
       1,500   Home Depot, Inc.                                         53,235
       2,000   Kohl's Corp. (b)                                         89,880
       1,800   Lowe's Cos., Inc.                                        99,702
       3,000   Staples, Inc. (b)                                        81,900
       3,000   Starbucks Corp. (b)                                      99,180
       4,900   Target Corp.                                            188,160
       2,100   Tiffany & Co.                                            94,920
       3,800   Wal-Mart Stores, Inc.                                   201,590
       2,900   Walgreen Co.                                            105,502
                                                               ---------------
                                                                     1,432,088
                                                               ---------------
               SEMICONDUCTORS -- 6.6%
       6,700   Applied Materials, Inc. (b)                             150,415
         700   Broadcom Corp., Class A (b)                              23,863
      10,500   Intel Corp.                                             338,100
       2,500   Linear Technology Corp.                                 105,175
       3,200   Texas Instruments, Inc.                                  94,016
                                                               ---------------
                                                                       711,569
                                                               ---------------
               TELECOMMUNICATIONS -- 1.0%
       3,900   Nextel Communications, Inc., Class A (b)                109,434
                                                               ---------------
               Total Common Stocks                                  10,067,831
                                                               ---------------
INVESTMENT COMPANIES -- 8.1%
     480,883   AIM Liquid Assets Money Market Fund             $       480,883
      55,175   AIM Prime Money Market Fund                              55,175
         500   Biotech HOLDRs Trust                                     67,655
         200   Nasdaq - 100 Index Tracking Stock                         7,292
       1,000   S & P Depositary Receipt                                111,280
       1,400   S & P Mid-Cap 400 Depositary Receipt                    147,560
                                                               ---------------
               Total Investment Companies                              869,845
                                                               ---------------
U.S. TREASURY BILLS*
$    150,000   0.84%, 1/8/04                                           149,981
                                                               ---------------
               Total U.S. Treasury Bills                               149,981
                                                               ---------------
               TOTAL (COST $10,077,516) -- 102.9%              $    11,087,657
                                                               ===============

----------
Percentages indicated are based on net assets of $10,777,181.
(a) Represents cost for financial reporting purposes, is substantially the same as cost for federal income tax purposes, and differs from value by unrealized appreciation of securities as follows:

        Unrealized appreciation               $  1,135,252
        Unrealized depreciation                   (125,111)
                                              ------------
        Net unrealized appreciation           $  1,010,141
                                              ============

(b)  Represents non-income producing security.
*    Rates disclosed represent yield effective at purchase.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

AMSOUTH CAPITAL GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2003

ASSETS:
   Investments, at value (cost $10,077,516)                                 $    11,087,657
   Dividends receivable                                                               8,541
   Receivable from investments sold                                                  59,981
   Prepaid expenses and other assets                                                    163
                                                                            ---------------
     Total Assets                                                                11,156,342
                                                                            ---------------

LIABILITIES:
   Payable to custodian                                                                  80
   Payable for investments purchased                                                366,371
   Accrued expenses and other payables:
     Investment advisory fees                                                            14
     Shareholder servicing fees                                                       2,190
     Custody fees                                                                        53
     Other                                                                           10,453
                                                                            ---------------
        Total Liabilities                                                           379,161
                                                                            ---------------

NET ASSETS:
     Capital                                                                     10,368,936
     Accumulated net realized gains/(losses) from investment transactions          (601,896)
     Unrealized appreciation/depreciation from investments                        1,010,141
                                                                            ---------------
        Net Assets                                                          $    10,777,181
                                                                            ===============
     Outstanding units of beneficial interest (shares)                            1,282,814
                                                                            ===============
     Net Asset Value                                                        $          8.40
                                                                            ===============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

AMSOUTH CAPITAL GROWTH FUND

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2003

INVESTMENT INCOME:
   Interest income                                                          $            74
   Dividend income                                                                   49,273
                                                                            ---------------
     Total income                                                                    49,347
                                                                            ---------------

EXPENSES:
     Investment advisory fees                                                        43,189
     Administration fees                                                             12,340
     Shareholder servicing fees                                                      15,425
     Accounting fees                                                                  6,755
     Audit fees                                                                       6,549
     Transfer agent fees                                                             10,000
     Trustee fees                                                                        53
     Other fees                                                                       5,593
                                                                            ---------------
        Total expenses before fee reductions                                         99,904
     Expenses reduced by Investment Advisor                                         (24,679)
     Expenses reduced by Administrator                                              (12,340)
     Expenses reduced by Transfer Agent                                              (9,074)
                                                                            ---------------
     Net expenses                                                                    53,811
                                                                            ---------------
Net Investment Income/(Loss)                                                         (4,464)
                                                                            ---------------

REALIZED/UNREALIZED GAIN/(LOSSES) FROM INVESTMENTS:
   Net realized gains/(losses) from investment transactions                          25,272
   Change in unrealized appreciation/depreciation from investments                1,483,235
                                                                            ---------------
     Net realized/unrealized gains/(losses) from investments                      1,508,507
                                                                            ---------------
     Change in net assets resulting from operations                         $     1,504,043
                                                                            ===============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

AMSOUTH CAPITAL GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS

                                                                               YEAR ENDED         YEAR ENDED
                                                                              DECEMBER 31,       DECEMBER 31,
                                                                                  2003               2002
                                                                            ---------------    ---------------
OPERATIONS:
Net investment income/(loss)                                                $        (4,464)   $       (19,480)
   Net realized gains/(losses) from investment transactions                          25,272           (484,014)
   Change in unrealized appreciation/depreciation from investments                1,483,235           (520,383)
                                                                            ---------------    ---------------
   Change in net assets resulting from operations                                 1,504,043         (1,023,877)
                                                                            ---------------    ---------------

CAPITAL TRANSACTIONS:
   Proceeds from shares issued                                                    6,190,843          3,072,171
   Cost of shares redeemed                                                         (312,098)          (751,757)
                                                                            ---------------    ---------------
   Change in net assets from capital share transactions                           5,878,745          2,320,414
                                                                            ---------------    ---------------
   Change in net assets                                                           7,382,788          1,296,537

NET ASSETS:
   Beginning of period                                                            3,394,393          2,097,856
                                                                            ---------------    ---------------
   End of period                                                            $    10,777,181    $     3,394,393
                                                                            ===============    ===============

SHARE TRANSACTIONS:
   Issued                                                                           816,937            382,586
   Redeemed                                                                         (42,661)          (107,151)
                                                                            ---------------    ---------------
   Change in shares                                                                 774,276            275,435
                                                                            ===============    ===============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

AMSOUTH CAPITAL GROWTH FUND

FINANCIAL HIGHLIGHTS

   Selected data for a share outstanding throughout the period indicated.

                                                          YEAR ENDED          YEAR ENDED         PERIOD ENDED
                                                         DECEMBER 31,        DECEMBER 31,        DECEMBER 31,
                                                             2003                2002                2001(a)
                                                       ---------------     ---------------     ---------------
NET ASSET VALUE, BEGINNING OF PERIOD                   $          6.67     $          9.00     $         10.00
                                                       ---------------     ---------------     ---------------

OPERATIONS:
Net investment income/(loss)                                        --(d)            (0.04)              (0.03)
Net realized/unrealized gains/(losses) from investments           1.73               (2.29)              (0.97)
                                                       ---------------     ---------------     ---------------
Total from operations                                             1.73               (2.33)              (1.00)
                                                       ---------------     ---------------     ---------------
NET ASSET VALUE, END OF PERIOD                         $          8.40     $          6.67     $          9.00
                                                       ===============     ===============     ===============
Total Return                                                     25.94%             (25.89%)            (10.00%)(b)

RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000)                      $        10,777     $         3,394     $         2,098
Ratio of expenses to average net assets                           0.87%               1.25%               1.24%(c)
Ratio of net investment income to average net assets             (0.07%)             (0.65%)             (0.71%)(c)
Ratio of expenses to average net assets*                          1.61%               2.21%               4.50%(c)
Portfolio turnover                                               96.60%              64.44%              32.13%

----------
(a) For the period from May 1, 2001 (commencement of operations) through December 31, 2001.
(b)  Not annualized.
(c)  Annualized.
(d)  Less than one cent per share.
  * During the period certain fees were reduced/reimbursed. If such reductions/reimbursements had not occurred, the ratios would have been as indicated.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

AMSOUTH VARIABLE INSURANCE FUNDS

NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2003

1.   ORGANIZATION:

     The Variable Insurance Funds (the "Trust") was organized on July 20, 1994, and is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company established as a Massachusetts business trust.

     The Trust is authorized to issue an unlimited number of shares without par value. As of the date of this report, the Trust offered multiple separate series, each with its own investment objective. The accompanying financial statements are for the AmSouth Value Fund ("Value Fund"), the AmSouth Select Equity Fund ("Select Equity Fund") and the AmSouth Capital Growth Fund ("Capital Growth Fund"), (collectively, "the Funds" and individually "a Fund"). Shares of the Funds are offered to a separate account of Hartford Life Insurance Company, as well as other eligible purchasers. The other funds of the Trust are presented elsewhere.

2.   SIGNIFICANT ACCOUNTING POLICIES:

     The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States ("GAAP"). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

     SECURITIES VALUATION--Portfolio securities listed or traded on domestic securities exchanges or the NASDAQ/NMS, including dollar-dominated foreign securities ("ADR's"), are valued at the closing price on the exchange or system where the security is principally traded. If there have been no sales for that day on any exchange or system, a security is valued at the exchange or system where the security is principally traded or at the NASDAQ official closing price, if applicable. Investments for which market quotations are not readily available are valued at fair value as determined in good faith by the Adviser under the direction and supervision of the Board of Trustees.

     Corporate debt securities and debt securities of U.S. issuers (other than short-term investments maturing in 60 days or less), including municipal securites, are valued on the basis of valuations provided by dealers or by an independent pricing service approved by the Board of Trustees. Portfolio securities with a remaining maturity of 60 days or less are valued either at amortized cost or original cost plus accrued interest, which approximates current value. Investments in investment companies are valued at their respective net asset values as reported by such companies.

     RESTRICTED SECURITIES--The investments in restricted securities are valued by the Board of Trustees, or by procedures approved by the Board of Trustees, by considering pertinent factors, including the results of operations and the sales price of recent private placements in its common stock. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term.

     SECURITIES TRANSACTIONS AND RELATED INCOME--Securities transactions are accounted for no later than the date the security is purchased or sold (trade date plus one day). Interest income is recognized on the accrual basis and includes, where applicable, the pro rata amortization of premium or discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

     FINANCIAL FUTURES CONTRACTS--The Select Equity Fund may invest in financial futures contracts for the purpose of hedging its existing portfolio securities, or securities that it intends to purchase, against fluctuations in fair value caused by changes in prevailing market interest rates or other market factors. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other asset equal to a certain percentage of contract amount ("initial margin deposit"). Subsequent payments, known as "variation margin" are made or received by the Fund each day, depending on the daily fluctuations in the fair value of underlying security. The Fund recognizes a gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and the underlying hedged assets.

     FINANCIAL INSTRUMENTS--The Funds may write call options only on securities that are owned by the Fund ("covered calls"). A written call option gives a specified counter-party the right to require the writer of the option to deliver the agreed upon securities, at the agreed upon price, up until the expiration date specified in the contract. For this right, a premium is paid to the writer of the option. The premium received by the Fund for writing the option is booked as a realized gain to the Fund.

     The risks associated with writing a covered call option are diminished compared to writing an uncovered call. The

     Fund does not bear the risk of having to purchase the securities in the open market at a price greater than the call price should the call option be exercised. Since the Fund owns the securities on which the call has been written, the Fund bears the risk of not receiving the fair market value of a security if the option is exercised. The Fund would be required to sell the securities at the agreed upon price, which would presumably be lower than the fair market value of the securities if the option is exercised.

     DIVIDENDS TO SHAREHOLDERS--Dividends from net investment income, if any, are declared and paid monthly for the Funds. Distributable net realized gains, if any, are declared and distributed at least annually. Dividends from net investment income and net realized capital gains are determined in accordance with income tax regulations, which may differ from GAAP. These "book/tax" differences are considered to be either temporary or permanent in nature. To the extent these differences are permanent in nature (i.e. distributions in excess of net investment income and net operating losses), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassifications. To the extent these differences exceed net investment income and net realized gains for tax purposes, they are reported as distribution of capital.

     FEDERAL INCOME TAXES--It is the intention of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

     OTHER--Expenses that are directly related to a Fund are charged directly to that Fund, while general Trust expenses are allocated between the Funds based on their relative net assets or another appropriate method.

3.   PURCHASES AND SALES OF SECURITIES:

     Purchases and sales of portfolio securities (excluding short-term securities) for the year ended December 31, 2003, were as follows:

                                     PURCHASES        SALES
                                    ------------   ------------
     Value Fund                     $ 56,641,144   $ 56,385,990
     Select Equity Fund               18,335,198      5,802,064
     Capital Growth Fund              11,423,255      5,782,306

4.   RELATED PARTY TRANSACTIONS:

     AmSouth Asset Management, Inc. ("AAMI") serves as investment advisor for the Funds. Under the terms of the investment advisory agreement, AAMI is entitled to receive fees based on a percentage of the average daily net assets of the Funds as follows:

                                                      ADVISORY
     FUNDS                                              FEES
     -----                                            --------
     Value Fund                                           0.60%
     Select Equity Fund                                   0.80%
     Capital Growth Fund                                  0.70%

     AAMI has voluntarily agreed to reduce and/or reimburse its fees for Value Fund, Select Equity Fund and Capital Growth Fund to the extent necessary to maintain the expense ratio at 1.25% for each of the Funds.

     AmSouth Bank serves as custodian for the Funds. Pursuant to the Custodian Agreement with the Trust, AmSouth Bank receives compensation from the Funds for such services in an amount equal to an asset-based fee plus fixed fees charged for certain portfolio transactions and out-of-pocket expenses.

     BISYS Fund Services Ohio, Inc. ("BISYS Ohio") with which certain officers and trustees of the Trust are affiliated, serves the Trust as Administrator. Such officers and trustees are paid no fees directly by the Trust for serving as officers and trustees of the Trust. Under the terms of the Management and Administration Agreement between BISYS Ohio and the Trust, BISYS Ohio's fees are computed based on an annual percentage of 0.20% of the average daily net assets of the Funds. BISYS Fund Services Limited Partnership ("BISYS") serves, without compensation, as Distributor of the Funds. BISYS Ohio also serves the Funds as Transfer Agent and provides certain accounting services to the Trust pursuant to a Fund Accounting agreement. BISYS, an Ohio limited partnership, and BISYS Ohio are subsidiaries of The BISYS Group, Inc.

     Shares of the Trust are subject to a Variable Contract Owner Servicing Plan (the "Servicing Plan") permitting payment of compensation to financial institutions that agree to provide certain administrative support services for their customers or account holders. The Funds have entered into a specific arrangement with AmSouth Investment Services, INC. ("AIS") for the provision of such services and reimburses AIS for its cost of providing these services, subject to a maximum annual rate equal to 0.25% of the average daily net assets of the Funds.

5.   FEDERAL INCOME TAX INFORMATION:

     At December 31, 2003, the following Funds have capital loss carryforwards, which are available to offset future capital gains, if any, on securities transactions to the extent provided for in the Code:

                                       AMOUNT        EXPIRES
                                    ------------     -------
     Value Fund                     $  2,401,318       2008
                                      10,562,753       2009
                                       5,616,416       2010
                                       2,666,505       2011
     Select Equity Fund                   20,260       2011
     Capital Growth Fund                  96,146       2009
                                         428,988       2010
                                          14,739       2011

     The Funds designate the following eligible distributions for the dividends received deductions for corporations for the year ended December 31, 2003.

                                                    PERCENTAGE
                                                    ----------
     Value Fund                                         100%
     Select Equity Fund                               91.93%

     The tax character of distributions paid during fiscal year ended December 31, 2003 was as follows (Total distributions paid differ from the Statement of Changes in Net Assets because for tax purposes dividends are recognized when actually paid.):

                                         DISTRIBUTIONS PAID FROM:
                                       --------------------------
                                           NET           NET            TOTAL            TAX        TAX RETURN        TOTAL
                                       INVESTMENT     LONG TERM        TAXABLE         EXEMPT           OF        DISTRIBUTIONS
                                         INCOME     CAPITAL GAINS   DISTRIBUTIONS   DISTRIBUTIONS     CAPITAL         PAID
                                       ----------   -------------   -------------   -------------   ----------    -------------
     Value Fund                        $  558,867   $          --   $     558,867   $          --   $       --    $     558,867
     Select Equity Fund                   612,293         603,600       1,215,893              --           --        1,215,893
     Capital Growth Fund                       --              --              --              --           --               --

     As of December 31, 2003, the components of accumulated earnings/(deficit) on a tax basis was as follows (The differences between book-basis and tax-basis unrealized appreciation/(depreciation) is attributed primarily to tax deferral of losses on wash sales and the difference between book and tax amortization methods for premium and market discount.):

                                           UNDISTRIBUTED                                ACCUMULATED                       TOTAL
                            UNDISTRIBUTED    LONG-TERM                                    CAPITAL        UNREALIZED    ACCUMULATED
                              ORDINARY        CAPITAL     ACCUMULATED  DISTRIBUTIONS     AND OTHER     APPRECIATION/     EARNINGS/
                               INCOME          GAINS       EARNINGS       PAYABLE          LOSSES      DEPRECIATION     (DEFICIT)
                            -------------  -------------  -----------  -------------  --------------   -------------  -------------
     Value Fund             $          --  $          --  $        --  $          --  $  (21,246,992)  $   9,951,701  $ (11,295,291)
     Select Equity Fund             2,016             --        2,016             --         (20,260)      6,744,091      6,725,847
     Capital Growth Fund               --             --           --             --        (539,873)        948,119        408,246

                         REPORT OF INDEPENDENT AUDITORS

To the Board of Trustees and Shareholders
AmSouth Variable Insurance Funds

We have audited the accompanying statements of assets and liabilities, including the schedules of portfolio investments, of the AmSouth Variable Insurance Funds (comprised of AmSouth Value Fund, AmSouth Select Equity Fund and the AmSouth Capital Growth Fund) (the Funds) as of December 31, 2003, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years then ended, and the financial highlights for each of the three years or periods then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The financial highlights presented herein for the AmSouth Value Fund and the AmSouth Select Equity Fund for each of the respective years or periods ended December 31, 2000 were audited by other auditors whose report dated February 20, 2001 expressed an unqualified opinion.

We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting the Funds as of December 31, 2003, the results of their operations for the year then ended, the changes in their net assets for each of the two years then ended, and their financial highlights for each of the three years or periods then ended, in conformity with accounting principles generally accepted in the United States.


                                                    /s/ Ernet & young LLP

Columbus, Ohio
February 13, 2004

TRUSTEES OF THE TRUST (UNAUDITED)

                                                                                      NUMBER OF
                                                                                    PORTFOLIOS IN
                                 POSITION(S) TERM OF OFFICE                         FUND COMPLEX
                                  HELD WITH  AND LENGTH OF  PRINCIPAL OCCUPATION(S)  OVERSEEN BY          OTHER TRUSTEESHIPS
NAME, ADDRESS, AND DATE OF BIRTH    FUND      TIME SERVED     DURING PAST 5 YEARS      TRUSTEE             HELD BY TRUSTEE*
-------------------------------- ----------- -------------- ----------------------- ------------- ---------------------------------
NON-INTERESTED TRUSTEES

James H. Woodward                Trustee     Indefinite     Chancellor, University       24       J. A. Jone, Inc.
University of North Carolina                 4/97 to         of North Carolina at
   at Charlotte                              present           Charlotte--7/89 to                 AmSouth Mutual Funds
9201 University City Blvd.                                         present                        (28 portfolios)
Charlotte, NC 28223
Date of Birth: 11/24/1939

Michael Van Buskirk              Trustee     Indefinite         Chief Executive          24       Coventry Corporation
3435 Stelzer Road                            4/97 to        Officer, Ohio Bankers
Columbus, OH 43219                           present        Assoc. (industry trade
Date of Birth:2/22/1947                                     association)--5/91 to
                                                                   present

INTERESTED TRUSTEE

Walter B. Grimm(1)               Trustee     Indefinite     Employee of BISYS Fund       24       American Performance
3435 Stelzer Road                            4/97 to           Services--6/92 to
Columbus, OH 43219                           present               present                        Coventry Group
Date of Birth: 6/3/1945
                                                                                                  Legacy Funds Group

                                                                                                  Performance Funds Trust

                                                                                                  United American Cash Reserves

----------
*    Not reflected in prior column.
(1) Mr. Grimm may be deemed to be an "interested person," as defined by the Investment Company Act of 1940 Act, because of his employment with BISYS Fund Services.

                                          POSITION(s)          TERM OF OFFICE
                                          HELD WITH             AND LENGTH OF      PRINCIPAL OCCUPATION(s)
NAME, ADDRESS, AND DATE OF BIRTH            FUND                 TIME SERVED         DURING PAST 5 YEARS
--------------------------------   -------------------------   ---------------   -----------------------------
EXECUTIVE OFFICERS

Walter B. Grimm                    President and Chairman of   Indefinite           Employee of BISYS Fund
3435 Stelzer Road                  the Board                   4/97 to present     Services (6/92 to present)
Columbus, OH  43219
Date of Birth: 6/30/45

Charles L. Booth                   Vice President and          Indefinite          Employee of BISYS Fund
3435 Stelzer Road                  Assistant Secretary         4/99 to present    Services (4/91 to present)
Columbus, OH 43219
Date of Birth: 4/4/60

Alaina Metz                        Secretary                   Indefinite          Employee of BISYS Fund
3435 Stelzer Road                                              4/97 to present    Services (6/95 to present)
Columbus, OH 43219
Date of Birth: 4/4/67

Adam Ness                          Treasurer                   Indefinite          Employee of BISYS Fund
3435 Stelzer Road                                              5/03 to present    Services (6/98 to present)
Columbus, OH 43219
Date of Birth: 10/14/72

Chris Sabato                       Assistant Treasurer         Indefinite          Employee of BISYS Fund
3435 Stelzer Road                                              5/03 to present    Services (2/93 to present)
Columbus, OH 43219
Date of Birth: 12/15/1968

The officers of the Trust are interested persons (as defined in the 1940 Act) and receive no compensation directly from the Funds for performing the duties of their offices.

The Statement of Additional Information includes additional information about the Trust's Trustees and Officers. To obtain a copy of the Statement of Additional Information without charge, call 1-800-862-6668.

AMSOUTH
     ENHANCED MARKET FUND

Portfolio Managers

     NEIL WRIGHT,
     JANNA SAMPSON,
     PETER JANKOVSKIS
     OAKBROOK INVESTMENTS, LLC (SUB-ADVISOR)

[CHART]

Performance Overview

12/29/2000 - 12/31/2003
VALUE OF A $10,000 INVESTMENT.

                 AMSOUTH ENHANCED      S&P 500 STOCK
                   MARKET FUND             INDEX
                 ----------------      -------------
12/29/2000          $  10,000            $  10,000
12/31/2000          $  10,000            $  10,000
 1/31/2001          $  10,300            $  10,355
 2/28/2001          $   9,353            $   9,411
 3/31/2001          $   8,773            $   8,814
 4/30/2001          $   9,473            $   9,499
 5/31/2001          $   9,496            $   9,563
 6/30/2001          $   9,276            $   9,330
 7/31/2001          $   9,185            $   9,239
 8/31/2001          $   8,589            $   8,660
 9/30/2001          $   7,848            $   7,961
10/31/2001          $   8,018            $   8,113
11/30/2001          $   8,681            $   8,735
12/31/2001          $   8,712            $   8,812
 1/31/2002          $   8,642            $   8,683
 2/28/2002          $   8,463            $   8,515
 3/31/2002          $   8,730            $   8,836
 4/30/2002          $   8,149            $   8,300
 5/31/2002          $   8,062            $   8,239
 6/30/2002          $   7,472            $   7,652
 7/31/2002          $   6,886            $   7,056
 8/31/2002          $   6,890            $   7,102
 9/30/2002          $   6,070            $   6,330
10/31/2002          $   6,626            $   6,887
11/30/2002          $   7,030            $   7,293
12/31/2002          $   6,601            $   6,864
 1/31/2003          $   6,403            $   6,686
 2/28/2003          $   6,307            $   6,586
 3/31/2003          $   6,342            $   6,649
 4/30/2003          $   6,876            $   7,197
 5/31/2003          $   7,245            $   7,576
 6/30/2003          $   7,330            $   7,672
 7/31/2003          $   7,463            $   7,808
 8/31/2003          $   7,601            $   7,960
 9/30/2003          $   7,513            $   7,875
10/31/2003          $   7,938            $   8,321
11/30/2003          $   8,022            $   8,394
12/31/2003          $   8,465            $   8,834

Returns

                            AVERAGE ANNUAL RETURNS
                            AS OF DECEMBER 31, 2003
                              1 YEAR      12/29/00*
Enhanced Market                28.24%      - 5.39%
S&P 500 Stock Index            28.67%      - 4.38%

THE CHART REPRESENTS A HYPOTHETICAL INVESTMENT IN THE AMSOUTH ENHANCED MARKET FUND VERSUS A SIMILAR INVESTMENT IN THE S&P 500 STOCK INDEX. (THE RETURNS INCLUDE THE FUND LEVEL EXPENSES, BUT EXCLUDE A SEPARATE ACCOUNT AND THE INSURANCE CONTRACT CHARGES).

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST.

Q. How did the Fund perform?

For the year ended December 31, 2003, the AmSouth Enhanced Market Fund provided a total return of 28.24%. The total return for the Fund's benchmark, the S&P 500 Stock Index,(1) was 28.67%.

Q. What factors contributed to the Fund's performance?

The Fund's strong return was due to the stellar performance of the S&P 500 Stock Index, the index the Fund seeks to track in terms of diversification and risk exposure. The Fund did lag a bit earlier in the year, when uncertainty surrounding the war with Iraq, rather than earnings expectations, dominated the market's focus. Once the major combat ended, though, the Fund's performance improved greatly.

Q. How did you position the Fund throughout the year?

One of the key themes for the year was to maintain an over-weighted position in the information technology sector. This area of the market performed extremely well during 2003, after suffering severe losses throughout the previous three years. We also under-weighted the consumer discretionary and staples sectors. In particular, the consumer staples under-weight helped the Fund's relative performance, because consumer staples stocks lagged dramatically during 2003's market upsurge. In addition, we started the year with a slight over-weight in financials, but ended the year with an underweight in this sector. A strengthening economy led to growing expectations that interest rates would increase in 2004. As such, our model indicated that we should cut back the Fund's financials exposure, due to the negative impact rising rates potentially could have on stocks in this sector.

As of December 31, 2003, the Fund's five largest holdings were Exxon Mobile Corp. (3.3% of the portfolio's net assets), General Electric Co. (3.2%), Citigroup, Inc. (3.1%), Microsoft Corp. (2.8%) and Cisco Systems, Inc. (2.8%)(2).

Q. What is your outlook for the market in 2004?

We anticipate the economy to continue growing in 2004. Tax cuts and low interest rates should help keep the economy moving along, and a growing economy should lead to better corporate earnings. All told, we anticipate this may translate into a rising stock market.

*    THE FUND'S INCEPTION DATE.

(1) THE PERFORMANCE OF THE AMSOUTH ENHANCED MARKET FUND IS MEASURED AGAINST THE S&P 500 STOCK INDEX, AN UNMANAGED INDEX GENERALLY REPRESENTATIVE OF THE U.S. STOCK MARKET AS A WHOLE. THE INDEX DOES NOT REFLECT THE DEDUCTION OF FEES ASSOCIATED WITH A MUTUAL FUND, SUCH AS INVESTMENT MANAGEMENT AND FUND ACCOUNTING FEES. THE FUND'S PERFORMANCE DOES REFLECT THE DEDUCTION OF FEES FOR THESE VALUE-ADDED SERVICES. INVESTORS CANNOT INVEST DIRECTLY IN AN INDEX, ALTHOUGH THEY CAN INVEST IN ITS UNDERLYING SECURITIES. DURING THE PERIOD SHOWN, CERTAIN FEES WERE REDUCED AND REIMBURSED. HAD THESE REDUCTIONS AND REIMBURSEMENTS NOT BEEN IN EFFECT, PERFORMANCE QUOTED WOULD HAVE BEEN LOWER.

(2)  THE FUND'S COMPOSITION IS SUBJECT TO CHANGE.

AMSOUTH ENHANCED MARKET FUND

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2003

                                 SECURITY
SHARES                          DESCRIPTION                       VALUE
----------   ---------------------------------------------   --------------
COMMON STOCKS -- 97.0%

             CONSUMER DISCRETIONARY -- 8.0%
       100   AutoZone, Inc. (b)                              $        8,521
       200   Best Buy Co., Inc.                                      10,448
       100   Big Lots, Inc. (b)                                       1,421
       100   Black & Decker Corp.                                     4,932
       100   Brunswick Corp.                                          3,183
       100   Centex Corp.                                            10,765
       300   Circuit City Stores, Inc.                                3,039
       300   Comcast Corp., Class A (b)                               9,861
       100   Dana Corp.                                               1,835
       250   Darden Restaurants, Inc.                                 5,260
       700   Delphi Corp.                                             7,147
       100   Dillard's, Inc., Class A                                 1,646
       400   Dollar General Corp.                                     8,396
       200   Family Dollar Stores, Inc.                               7,176
       100   Federated Department Stores, Inc.                        4,713
       200   Fortune Brands, Inc.                                    14,298
       400   General Motors Corp.                                    21,360
       100   Harrah's Entertainment, Inc.                             4,977
       100   Hasbro, Inc.                                             2,128
     2,100   Home Depot, Inc.                                        74,529
       200   International Game Technology                            7,140
       100   J.C. Penney Co., Inc.                                    2,628
       100   Johnson Controls, Inc.                                  11,612
       200   Jones Apparel Group, Inc.                                7,046
       100   KB Home                                                  7,252
       300   Limited Brands                                           5,409
       100   Liz Claiborne, Inc.                                      3,546
       200   Lowe's Cos., Inc.                                       11,078
       100   Marriott International, Inc., Class A                    4,620
       600   Mattel, Inc.                                            11,562
       100   May Department Stores Co.                                2,907
       100   Maytag Corp.                                             2,785
     1,500   McDonald's Corp.                                        37,245
       200   McGraw Hill Cos., Inc.                                  13,984
       100   Meredith Corp.                                           4,881
       400   Office Depot, Inc. (b)                                   6,684
       100   Pulte Homes, Inc.                                        9,362
       100   RadioShack Corp.                                         3,068
       100   Reebok International, Ltd.                               3,932
       200   Sears, Roebuck & Co.                                     9,098
       100   Sherwin-Williams Co.                                     3,474
       100   Stanley Works                                            3,787
       300   Staples, Inc. (b)                                        8,190
       100   Starwood Hotels & Resorts Worldwide, Inc.                3,597
       600   Target Corp.                                            23,040
     2,900   Time Warner, Inc. (b)                                   52,171
       300   TJX Cos., Inc.                                           6,615
       400   Tribune Co.                                             20,640
       200   Univision Communications, Inc., Class A (b)              7,938
       300   Viacom, Inc., Class B                                   13,314
       100   Visteon Corp.                                            1,041
       400   Walt Disney Co.                                          9,332
       100   Wendy's International, Inc.                              3,924
       400   YUM! Brands, Inc. (b)                                   13,760
                                                             --------------
                                                                    542,297
                                                             --------------

             CONSUMER STAPLES -- 8.9%
     1,700   Altria Group, Inc.                              $       92,514
       425   Archer-Daniels-Midland Co.                               6,469
       300   Clorox Co.                                              14,568
     1,900   Coca-Cola Co.                                           96,425
       300   CVS Corp.                                               10,836
     1,200   Gillette Co.                                            44,076
       400   H.J. Heinz Co.                                          14,572
       100   Hershey Foods Corp.                                      7,699
       300   Kellogg Co.                                             11,424
       600   Kimberly-Clark Corp.                                    35,454
       500   Kroger Co. (b)                                           9,255
       200   McCormick & Co., Inc.                                    6,020
       300   Pepsi Bottling Group, Inc.                               7,254
     1,130   PepsiCo, Inc.                                           52,681
       100   R.J. Reynolds Tobacco Holdings, Inc.                     5,815
       300   Safeway, Inc. (b)                                        6,573
     1,000   Sara Lee Corp.                                          21,710
       200   SUPERVALU, Inc.                                          5,718
       200   UST, Inc.                                                7,138
     2,800   Wal-Mart Stores, Inc.                                  148,539
                                                             --------------
                                                                    604,740
                                                             --------------

             ENERGY -- 8.0%
       100   Amerada Hess Corp.                                       5,317
       200   Anadarko Petroleum Corp.                                10,202
       215   Apache Corp.                                            17,437
       200   BJ Services Co. (b)                                      7,180
       100   Burlington Resources, Inc.                               5,538
     1,285   ChevronTexaco Corp.                                    111,011
       900   ConocoPhillips                                          59,013
       100   Devon Energy Corp.                                       5,726
       100   EOG Resources, Inc.                                      4,617
     5,500   Exxon Mobil Corp.                                      225,500
       600   Halliburton Co.                                         15,600
       100   Kerr-McGee Corp.                                         4,649
       400   Marathon Oil Corp.                                      13,236
       100   Nabors Industries, Ltd. (b)                              4,150
       200   Noble Corp. (b)                                          7,156
       100   Rowan Cos., Inc. (b)                                     2,317
       400   Schlumberger Ltd.                                       21,888
       100   Sunoco, Inc.                                             5,115
       200   Transocean, Inc. (b)                                     4,802
       300   Unocal Corp.                                            11,049
                                                             --------------
                                                                    541,503
                                                             --------------

             FINANCIALS -- 18.8%
       200   ACE Ltd.                                                 8,284
       700   AFLAC, Inc.                                             25,326
       400   Allstate Corp.                                          17,208
       100   Ambac Financial Group, Inc.                              6,939
       800   American Express Co.                                    38,584
     1,700   American International Group, Inc.                     112,676
       100   Apartment Investment & Management Co., Class A           3,450
     1,000   Bank of America Corp.                                   80,430
       500   Bank of New York Co., Inc.                              16,560
       700   Bank One Corp.                                          31,913
       100   Bear Stearns Cos., Inc.                                  7,995

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                 SECURITY
SHARES                          DESCRIPTION                       VALUE
----------   ---------------------------------------------   --------------
COMMON STOCKS -- (CONTINUED)

             FINANCIALS -- (CONTINUED)
       100   Capital One Financial Corp.                     $        6,129
       310   Charter One Financial, Inc.                             10,711
       200   Chubb Corp.                                             13,620
     4,300   Citigroup, Inc.                                        208,721
       200   Comerica, Inc.                                          11,212
       133   Countrywide Financial Corp.                             10,113
       300   Equity Office Properties Trust                           8,595
       200   Equity Residential Property                              5,902
       600   Fannie Mae                                              45,036
       100   Federated Investors, Inc., Class B                       2,936
       400   Fifth Third Bancorp                                     23,640
       700   FleetBoston Financial Corp.                             30,555
       200   Franklin Resources, Inc.                                10,412
       400   Freddie Mac                                             23,328
       100   Golden West Financial Corp.                             10,319
       200   Hartford Financial Services Group                       11,806
     1,300   J.P. Morgan Chase & Co., Inc.                           47,749
       200   Janus Capital Group, Inc.                                3,282
       200   John Hancock Financial Services, Inc.                    7,500
       300   KeyCorp                                                  8,796
       200   Lehman Brothers Holdings, Inc.                          15,444
       100   Lincoln National Corp.                                   4,037
       200   Loews Corp.                                              9,890
       300   Marsh & McLennan Cos., Inc.                             14,367
       850   MBNA Corp.                                              21,123
       300   Mellon Financial Corp.                                   9,633
       500   MetLife, Inc.                                           16,835
       100   Moody's Corp.                                            6,055
     1,100   Morgan Stanley Dean Witter & Co.                        63,657
       800   National City Corp.                                     27,152
       100   Northern Trust Corp.                                     4,642
       200   PNC Financial Services Group                            10,946
       200   Principal Financial Group, Inc.                          6,614
       300   Progressive Corp.                                       25,077
       100   ProLogis                                                 3,209
       400   Providian Financial Corp. (b)                            4,656
       300   Prudential Financial, Inc.                              12,531
       100   Simon Property Group, Inc.                               4,634
       200   SouthTrust Corp.                                         6,546
       100   St. Paul Companies, Inc.                                 3,965
       200   State Street Corp.                                      10,416
       200   SunTrust Banks, Inc.                                    14,300
       100   Torchmark Corp.                                          4,554
       657   Travelers Property Casualty Corp., Class B              11,149
     1,200   U.S. Bancorp                                            35,736
       150   Union Planters Corp.                                     4,724
       800   Wachovia Corp.                                          37,272
       600   Washington Mutual, Inc.                                 24,072
       100   XL Capital, Ltd., Class A                                7,755
       100   Zions Bancorporation                                     6,133
                                                             --------------
                                                                  1,276,851
                                                             --------------

             HEALTH CARE -- 13.4%
     1,400   Abbott Laboratories                                     65,240
       200   Aetna, Inc.                                             13,516
       100   AmerisourceBergen Corp.                                  5,615
       100   Anthem, Inc. (b)                                         7,500
       100   Bausch & Lomb, Inc.                             $        5,190
       700   Baxter International, Inc.                              21,364
       300   Becton, Dickinson & Co.                                 12,342
       115   Biogen Idec, Inc. (b)                                    4,230
       600   Boston Scientific Corp. (b)                             22,056
     1,900   Bristol-Myers Squibb Co.                                54,340
       100   C.R. Bard, Inc.                                          8,125
       200   CIGNA Corp.                                             11,500
       400   Forest Laboratories, Inc. (b)                           24,720
       300   Genzyme Corp. (b)                                       14,802
       400   Guidant Corp.                                           24,080
       200   Humana, Inc. (b)                                         4,570
       300   IMS Health, Inc.                                         7,458
     2,200   Johnson & Johnson                                      113,652
       333   King Pharmaceuticals, Inc. (b)                           5,082
       168   Medco Health Solutions, Inc. (b)                         5,710
       300   MedImmune, Inc. (b)                                      7,620
     1,100   Medtronic, Inc.                                         53,471
     1,400   Merck & Co., Inc.                                       64,680
     4,920   Pfizer, Inc.                                           173,823
       100   Quest Diagnostics, Inc. (b)                              7,311
     1,900   Schering-Plough Corp.                                   33,041
       200   St. Jude Medical, Inc. (b)                              12,270
       300   Tenet Healthcare Corp. (b)                               4,815
       800   UnitedHealth Group, Inc.                                46,544
       100   Watson Pharmaceuticals, Inc. (b)                         4,600
       100   WellPoint Health Networks, Inc. (b)                      9,699
     1,200   Wyeth                                                   50,940
       100   Zimmer Holdings, Inc. (b)                                7,040
                                                             --------------
                                                                    906,946
                                                             --------------

             INDUSTRIALS -- 11.5%
       700   3M Co.                                                  59,521
       300   American Power Conversion Corp.                          7,335
       100   American Standard Cos., Inc. (b)                        10,070
       100   Apollo Group, Inc., Class A (b)                          6,800
       400   Automatic Data Processing, Inc.                         15,844
       100   Avery Dennison Corp.                                     5,602
     1,000   Boeing Co.                                              42,140
       200   Burlington Northern Santa Fe                             6,470
       300   Concord EFS, Inc. (b)                                    4,452
       100   Convergys Corp. (b)                                      1,746
       100   Cooper Industries, Ltd., Class A                         5,793
       300   CSX Corp.                                               10,782
       200   Deere & Co.                                             13,010
       200   Dover Corp.                                              7,950
       100   Eaton Corp.                                             10,798
       300   Emerson Electric Co.                                    19,425
       200   FedEx Corp.                                             13,500
       500   First Data Corp.                                        20,545
       100   Fluor Corp.                                              3,964
       300   General Dynamics Corp.                                  27,117
     7,000   General Electric Co.                                   216,860
       100   Goodrich Corp.                                           2,969
     1,100   Honeywell International, Inc.                           36,773
       100   Ingersoll Rand Co.                                       6,788
       100   ITT Industries, Inc.                                     7,421

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                 SECURITY
SHARES                          DESCRIPTION                       VALUE
----------   ---------------------------------------------   --------------
COMMON STOCKS -- (CONTINUED)

             INDUSTRIALS -- (CONTINUED)
       600   Lockheed Martin Corp.                           $       30,840
       500   Norfolk Southern Corp.                                  11,825
       100   PACCAR, Inc.                                             8,512
       200   Pall Corp.                                               5,366
       300   Pitney Bowes, Inc.                                      12,186
       100   Power-One, Inc. (b)                                      1,083
       500   Raytheon Co.                                            15,020
       200   Rockwell Automation                                      7,120
       100   Rockwell Collins, Inc.                                   3,003
       100   Ryder System, Inc.                                       3,415
       100   Sabre Holdings Corp.                                     2,159
       200   Textron, Inc.                                           11,412
     1,238   Tyco International, Ltd.                                32,807
       300   Union Pacific Corp.                                     20,844
       500   United Technologies Corp.                               47,385
       100   W. W. Grainger, Inc.                                     4,739
                                                             --------------
                                                                    781,391
                                                             --------------

             INFORMATION TECHNOLOGY -- 19.2%
       500   ADC Telecommunications, Inc. (b)                         1,485
       100   Adobe Systems, Inc.                                      3,930
       200   Advanced Micro Devices, Inc. (b)                         2,980
       400   Altera Corp. (b)                                         9,080
       500   Analog Devices, Inc.                                    22,825
       100   Andrew Corp. (b)                                         1,151
     1,900   Applied Materials, Inc. (b)                             42,655
       200   Applied Micro Circuits Corp. (b)                         1,196
       100   Autodesk, Inc.                                           2,458
       300   Avaya, Inc. (b)                                          3,882
       300   BMC Software, Inc. (b)                                   5,595
       400   Broadcom Corp., Class A (b)                             13,636
       600   CIENA Corp. (b)                                          3,984
     7,700   Cisco Systems, Inc. (b)                                187,033
       100   Citrix Systems, Inc. (b)                                 2,121
       100   Computer Sciences Corp. (b)                              4,423
       500   Compuware Corp. (b)                                      3,020
       100   Comverse Technology, Inc. (b)                            1,759
     1,600   Dell, Inc. (b)                                          54,336
       400   Electronic Arts, Inc. (b)                               19,112
     1,400   EMC Corp. (b)                                           18,088
       200   Gateway, Inc. (b)                                          920
     1,900   Hewlett-Packard Co.                                     43,643
     1,200   IBM Corp.                                              111,216
     4,800   Intel Corp.                                            154,560
       300   Intuit, Inc. (b)                                        15,873
       200   Jabil Circuit, Inc. (b)                                  5,660
     1,800   JDS Uniphase Corp. (b)                                   6,570
       200   KLA-Tencor Corp. (b)                                    11,734
       200   Lexmark International Group, Inc., Class A (b)          15,728
       400   Linear Technology Corp.                                 16,828
       500   LSI Logic Corp. (b)                                      4,435
       400   Maxim Integrated Products, Inc.                         19,920
     6,900   Microsoft Corp.                                        190,025
       200   National Semiconductor Corp. (b)                         7,882
       500   Novell, Inc. (b)                                         5,260
       200   Novellus Systems, Inc. (b)                               8,410
       200   NVIDIA Corp. (b)                                         4,650
     3,300   Oracle Corp. (b)                                $       43,560
       200   Parametric Technology Corp. (b)                            788
       200   Peoplesoft, Inc. (b)                                     4,560
       100   PerkinElmer, Inc.                                        1,707
       100   PMC-Sierra, Inc. (b)                                     2,015
       100   QLogic Corp. (b)                                         5,160
     1,000   Qualcomm, Inc.                                          53,930
       300   Sanmina Corp. (b)                                        3,783
       100   Scientific-Atlanta, Inc.                                 2,730
       600   Siebel Systems, Inc. (b)                                 8,322
     4,100   Sun Microsystems, Inc. (b)                              18,409
       200   Symantec Corp. (b)                                       6,930
       300   Symbol Technologies, Inc.                                5,067
       100   Tektronix, Inc.                                          3,160
       500   Tellabs, Inc. (b)                                        4,215
       200   Teradyne, Inc. (b)                                       5,090
     1,800   Texas Instruments, Inc.                                 52,884
       100   Thermo Electron Corp. (b)                                2,520
       500   Veritas Software Corp. (b)                              18,580
       200   Waters Corp. (b)                                         6,632
       400   Xilinx, Inc. (b)                                        15,496
       400   Yahoo!, Inc. (b)                                        18,068
                                                             --------------
                                                                  1,311,669
                                                             --------------
             MATERIALS -- 3.0%
       300   Air Products and Chemicals, Inc.                        15,849
       100   Allegheny Technologies, Inc.                             1,322
       100   Ball Corp.                                               5,957
       600   Dow Chemical Co.                                        24,942
       600   E.I. du Pont de Nemours & Co.                           27,534
       100   Eastman Chemical Co.                                     3,953
       200   Engelhard Corp.                                          5,990
       300   Georgia-Pacific Corp.                                    9,201
       100   Hercules, Inc. (b)                                       1,220
       100   International Flavors & Fragrances, Inc.                 3,492
       300   International Paper Co.                                 12,933
       100   Louisiana Pacific Corp. (b)                              1,788
       119   Monsanto Co.                                             3,425
       300   Newmont Mining Corp.                                    14,583
       200   Pactiv Corp. (b)                                         4,780
       100   Phelps Dodge Corp. (b)                                   7,609
       200   PPG Industries, Inc.                                    12,804
       200   Praxair, Inc.                                            7,640
       300   Rohm & Haas Co.                                         12,813
       100   Sealed Air Corp. (b)                                     5,414
       100   Temple-Inland, Inc.                                      6,267
       100   United States Steel Corp.                                3,502
       100   Weyerhaeuser Co.                                         6,400
       100   Worthington Industries, Inc.                             1,803
                                                             --------------
                                                                    201,221
                                                             --------------
             TELECOMMUNICATION SERVICES -- 3.6%
       500   AT&T Corp.                                              10,150
     1,747   AT&T Wireless Services, Inc. (b)                        13,959
     1,700   BellSouth Corp.                                         48,110
     2,800   SBC Communications, Inc.                                72,996

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                 SECURITY
SHARES                          DESCRIPTION                       VALUE
----------   ---------------------------------------------   --------------
COMMON STOCKS -- (CONTINUED)

             TELECOMMUNICATION SERVICES -- (CONTINUED)
     1,100   Sprint Corp.                                    $       18,062
     2,300   Verizon Communications                                  80,684
                                                             --------------
                                                                    243,961
                                                             --------------

             UTILITIES -- 2.6%
       400   AES Corp. (b)                                            3,776
       100   Allegheny Energy, Inc. (b)                               1,276
       100   Ameren Corp.                                             4,600
       300   American Electric Power Co.                              9,153
       200   Calpine Corp. (b)                                          962
       200   CenterPoint Energy, Inc.                                 1,938
       100   Cinergy Corp.                                            3,881
       100   CMS Energy Corp. (b)                                       852
       100   Consolidated Edison, Inc.                                4,301
       100   Constellation Energy Group                               3,916
       200   Dominion Resources, Inc.                                12,766
       100   DTE Energy Co.                                           3,940
       600   Duke Energy Corp.                                       12,270
       200   Dynergy, Inc., Class A (b)                                 856
       200   Edison International (b)                                 4,386
       346   El Paso Energy Corp.                                     2,834
       100   Entergy Corp.                                            5,713
       200   Exelon Corp.                                            13,272
       166   FirstEnergy Corp.                                        5,843
       100   FPL Group, Inc.                                          6,542
       100   KeySpan Corp.                                            3,680
       100   Kinder Morgan, Inc.                                      5,910
       200   NiSource, Inc.                                           4,388
       300   PG&E Corp. (b)                                           8,331
       100   Pinnacle West Capital Corp.                              4,002
       100   PPL Corp.                                                4,375
       200   Progress Energy, Inc.                                    9,052
       100   Public Service Enterprise Group, Inc.                    4,380
       100   Sempra Energy                                            3,006
       500   Southern Co.                                            15,125
       100   TECO Energy, Inc.                                        1,441
       200   TXU Corp.                                                4,744
       300   Williams Cos., Inc.                                      2,946
       300   Xcel Energy, Inc.                                        5,094
                                                             --------------
                                                                    179,551
                                                             --------------
             Total Common Stocks                                  6,590,130
                                                             --------------
INVESTMENT COMPANIES -- 3.0%

    23,313   BNY Hamilton Money Fund                         $       23,313
     1,600   S & P 500 Depositary Receipt                           178,048
                                                             --------------
             Total Investment Companies                             201,361
                                                             --------------
             TOTAL (COST $6,431,342)-- 100.0%                $    6,791,491
                                                             ==============

----------
Percentages indicated are based on net assets of $6,788,510.

  (a) Represents cost for financial reporting purposes, is substantially the same as cost for federal income tax purposes, and differs from value by unrealized appreciation of securities as follows:

             Unrealized appreciation                 $  879,054
             Unrealized depreciation                   (518,905)
                                                     ----------
             NET UNREALIZED APPRECIATION             $  360,149
                                                     ==========

  (b)   Represents non-income producing security.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

AMSOUTH ENHANCED MARKET FUND

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2003

ASSETS:
   Investments, at value (cost $6,431,342)                                         $    6,791,491
   Dividends receivable                                                                     9,849
   Prepaid expenses and other assets                                                          180
                                                                                   --------------
     Total Assets                                                                       6,801,520
                                                                                   --------------

LIABILITIES:
   Accrued expenses and other payables:
     Shareholder servicing fees                                                             1,394
     Custody fees                                                                              33
     Other                                                                                 11,583
                                                                                   --------------
        Total Liabilities                                                                  13,010
                                                                                   --------------

NET ASSETS:
     Capital                                                                            7,554,252
     Accumulated net realized gains/(losses) from investment transactions              (1,125,891)
     Unrealized appreciation/depreciation from investments                                360,149
                                                                                   --------------
        Net Assets                                                                 $    6,788,510
                                                                                   ==============
     Outstanding units of beneficial interest (shares)                                    813,217
                                                                                   ==============
     Net Asset Value                                                               $         8.35
                                                                                   ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

AMSOUTH ENHANCED MARKET FUND

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2003

INVESTMENT INCOME:
   Dividend income                                                                 $      101,951
                                                                                   --------------
     Total income                                                                         101,951
                                                                                   --------------

EXPENSES:
     Investment advisory fees                                                              24,707
     Administration fees                                                                   10,981
     Shareholder servicing fees                                                            13,726
     Accounting fees                                                                       20,785
     Audit fees                                                                             8,703
     Legal fees                                                                             3,734
     Transfer agent fees                                                                   10,000
     Trustee fees                                                                             136
     Other fees                                                                             4,209
                                                                                   --------------
        Total expenses before fee reductions                                               96,981
     Expenses reduced by Investment Advisor                                               (16,472)
     Expenses reduced by Administrator                                                    (10,981)
     Expenses reduced by Transfer Agent                                                    (9,176)
                                                                                   --------------
     Net expenses                                                                          60,352
                                                                                   --------------
Net Investment Income/(Loss)                                                               41,599
                                                                                   --------------

REALIZED/UNREALIZED GAINS/(LOSSES) FROM INVESTMENTS:
   Net realized gains/(losses) from investment transactions                              (364,164)
   Change in unrealized appreciation/depreciation from investments                      1,749,055
                                                                                   --------------
     Net realized/unrealized gains/(losses) from investments                            1,384,891
                                                                                   --------------
     Change in net assets resulting from operations                                $    1,426,490
                                                                                   ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

AMSOUTH ENHANCED MARKET FUND

STATEMENTS OF CHANGES IN NET ASSETS

                                                                          YEAR ENDED        YEAR ENDED
                                                                          DECEMBER 31,      DECEMBER 31,
                                                                              2003             2002
                                                                         --------------    --------------
OPERATIONS:
   Net investment income/(loss)                                          $       41,599    $       23,841
   Net realized gains/(losses) from investment transactions                    (364,164)         (355,635)
   Change in unrealized appreciation/depreciation from investments            1,749,055        (1,136,799)
                                                                         --------------    --------------
   Change in net assets resulting from operations                             1,426,490        (1,468,593)
                                                                         --------------    --------------

DIVIDENDS TO SHAREHOLDERS:
   From net investment income                                                   (41,998)          (24,679)
                                                                         --------------    --------------
   Change in net assets from dividends to shareholders                          (41,998)          (24,679)
                                                                         --------------    --------------

CAPITAL TRANSACTIONS:
   Proceeds from shares issued                                                  658,982         1,280,681
   Dividends reinvested                                                          41,998            24,679
   Cost of shares redeemed                                                     (165,435)         (409,738)
                                                                         --------------    --------------
   Change in net assets from capital share transactions                         535,545           895,622
                                                                         --------------    --------------
   Change in net assets                                                       1,920,037          (597,650)

NET ASSETS:
   Beginning of period                                                        4,868,473         5,466,123
                                                                         --------------    --------------
   End of period                                                         $    6,788,510    $    4,868,473
                                                                         ==============    ==============

SHARE TRANSACTIONS:
   Issued                                                                        88,803           163,991
   Reinvested                                                                     5,722             3,465
   Redeemed                                                                     (23,659)          (53,692)
                                                                         --------------    --------------
   Change in shares                                                              70,866           113,764
                                                                         ==============    ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

  AMSOUTH ENHANCED MARKET FUND
  FINANCIAL HIGHLIGHTS

   Selected data for a share outstanding throughout the period indicated.

                                                                    YEAR ENDED     YEAR ENDED      YEAR ENDED    PERIOD ENDED
                                                                   DECEMBER 31,   DECEMBER 31,    DECEMBER 31,   DECEMBER 31,
                                                                       2003           2002            2001         2000 (a)
                                                                   ------------   -----------     ------------   ------------
NET ASSET VALUE, BEGINNING OF PERIOD                               $       6.56   $      8.70     $      10.00   $      10.00
                                                                   ------------   -----------     ------------   ------------

OPERATIONS:
Net investment income/(loss)                                               0.05          0.03             0.02             --
Net realized/unrealized gains/(losses) from investments                    1.79         (2.13)           (1.31)            --
                                                                   ------------   -----------     ------------   ------------
Total from operations                                                      1.84         (2.10)           (1.29)            --
                                                                   ------------   -----------     ------------   ------------

DIVIDENDS:
From net investment income                                                (0.05)        (0.04)           (0.01)            --
                                                                   ------------   -----------     ------------   ------------
Total from dividends                                                      (0.05)        (0.04)           (0.01)            --
                                                                   ------------   -----------     ------------   ------------
Net Asset Value, End of Period                                     $       8.35   $      6.56     $       8.70   $      10.00
                                                                   ============   ===========     ============   ============
Total Return                                                              28.24%       (24.23%)         (12.88%)         0.00%(b)

RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000)                                  $      6,789   $     4,868     $      5,466   $      4,999
Ratio of expenses to average net assets                                    1.10%         1.23%            1.24%          1.25%(c)
Ratio of net investment income (loss) to average net assets                0.76%         0.46%            0.16%         (1.25%)(c)
Ratio of expenses to average net assets*                                   1.76%         1.91%            2.12%         14.71%(c)
Portfolio turnover                                                        49.61%        57.79%           94.81%          0.00%

----------
(a) For the period from December 29, 2000 (commencement of operations) through December 31, 2000.
(b)  Not annualized.
(c)  Annualized.
  * During the period certain fees were reduced/reimbursed. If such reductions/reimbursements had not occurred, the ratios would have been as indicated.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

AMSOUTH
     INTERNATIONAL EQUITY FUND

Portfolio Managers

     KAREN UMLAND, CFA; ROBERT FEZEKAS, CFA;
     HEATHER MATHEWS; AKBAR ALI; ANDREW CAIN, CFA;
     GRAHAM LENNON; STEPHEN GARTH, PH.D.;
     GARRETT QUIGLEY: AND RAJU JUDE KAMATH

     DIMENSIONAL FUND ADVISORS, INC. (SUB-ADVISOR)

     DIMENSIONAL FUND ADVISORS, INC. ("DIMENSIONAL")
     ASSUMED MANAGEMENT OF THE FUND ON JUNE 28, 2002.

[CHART]

Performance Overview

12/29/2000 - 12/31/2003
VALUE OF A $10,000 INVESTMENT.

                 AMSOUTH INTERNATIONAL EQUITY FUND         MSCI EAFE INDEX
                 ---------------------------------         ---------------
12/29/2000                   $  10,000                        $  10,000
12/31/2000                   $  10,000                        $  10,000
 1/31/2001                   $   9,920                        $   9,995
 2/28/2001                   $   9,370                        $   9,247
 3/31/2001                   $   8,650                        $   8,634
 4/30/2001                   $   9,110                        $   9,240
 5/31/2001                   $   8,920                        $   8,921
 6/30/2001                   $   8,650                        $   8,560
 7/31/2001                   $   8,310                        $   8,405
 8/31/2001                   $   8,160                        $   8,194
 9/30/2001                   $   7,210                        $   7,365
10/31/2001                   $   7,310                        $   7,554
11/30/2001                   $   7,540                        $   7,833
12/31/2001                   $   7,590                        $   7,879
 1/31/2002                   $   7,240                        $   7,461
 2/28/2002                   $   7,370                        $   7,514
 3/31/2002                   $   7,830                        $   7,961
 4/30/2002                   $   7,860                        $   7,982
 5/31/2002                   $   7,960                        $   8,090
 6/30/2002                   $   7,640                        $   7,771
 7/31/2002                   $   6,880                        $   7,004
 8/31/2002                   $   6,870                        $   6,990
 9/30/2002                   $   5,960                        $   6,241
10/31/2002                   $   6,280                        $   6,577
11/30/2002                   $   6,760                        $   6,876
12/31/2002                   $   6,345                        $   6,646
 1/31/2003                   $   6,315                        $   6,369
 2/28/2003                   $   6,124                        $   6,223
 3/31/2003                   $   5,953                        $   6,106
 4/30/2003                   $   6,586                        $   6,711
 5/31/2003                   $   7,058                        $   7,124
 6/30/2003                   $   7,279                        $   7,300
 7/31/2003                   $   7,620                        $   7,478
 8/31/2003                   $   7,901                        $   7,660
 9/30/2003                   $   8,222                        $   7,898
10/31/2003                   $   8,895                        $   8,390
11/30/2003                   $   9,066                        $   8,578
12/31/2003                   $   9,757                        $   9,249

Returns

                           AVERAGE ANNUAL RETURNS
                           AS OF DECEMBER 31, 2003
                              1 YEAR     12/29/00*
International Equity           53.78%     - 0.81%
MSCI EAFE Index                39.17%     - 2.57%

THE CHART REPRESENTS A HYPOTHETICAL INVESTMENT IN THE AMSOUTH INTERNATIONAL EQUITY FUND VERSUS A SIMILAR INVESTMENT IN THE MSCIEAFEINDEX. (THE RETURNS INCLUDE THE FUND LEVEL EXPENSES, BUT EXCLUDE A SEPARATE ACCOUNT AND THE INSURANCE CONTRACT CHARGES).

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST.

Q. How did the Fund perform?

For the year ended December 31, 2003, the AmSouth International Equity Fund provided a total return of 53.78%. The total return for the Fund's benchmark, the MSCI EAFE Index,(1) was 39.17%.

Q. What factors contributed to the Fund's strong performance?

All developed international markets generated strong performance during 2003. In particular, value companies fared extremely well, and the Fund benefited from our strict valuation methodology. We maintained a broadly diversified portfolio, offering investors exposure to more than 500 stocks with what we believed to be favorable price-to-book ratios and other value characteristics.

In addition, the market of 2003 favored smaller-sized companies across the board. Although our universe targets large-company stocks, our focus on value stocks results in a smaller average-size company than the benchmark. This characteristic enhanced the Fund's relative performance during 2003, as the benchmark's holdings generally are larger than the Fund's holdings.

Because we do not hedge currency, the Fund's performance benefited from its foreign currency exposure. During 2003 the U.S. dollar declined in value relative to most major international currencies, and a weaker dollar translated to higher returns for U.S.-based investors. We did not alter the Fund's currency exposure to reap short-term rewards during 2003. Instead, our currency exposure reflected our long-term strategy of seeking to enhance the Fund's diversification by maintaining exposure to various international currencies.

Q. What were the Fund's largest holdings?

As of December 31, 2003, the portfolio's five largest holdings were Vodafone Group PLC (4.9% of the portfolio's net assets), Credit Suisse Group (3.5%), Matsushita Electric Industrial (3.0%), Mizuho Financial Group (2.5%) and Aviva PLC (2.1%)(2). Our largest country weightings were in United Kingdom (25.1%), Japan (22.1%), France (9.2%), Switzerland (7.7%) and Germany (6.3%). The remaining 28.0% of the portfolio's assets was invested in smaller country weightings and cash.

Q. How have you positioned the Fund for the months ahead?

All our investment decisions remain long-term in nature. We do not base our purchases or sales on expectations for future economic, market or currency activity. Rather, we use proprietary quantitative and qualitative analysis to screen the entire universe of foreign-based, large-capitalization value companies for those that meet our strict value criteria. The result is a portfolio broadly diversified by regions, countries and individual stocks.

*    THE FUND'S INCEPTION DATE.

(1) THE PERFORMANCE OF THE AMSOUTH INTERNATIONAL EQUITY FUND IS MEASURED AGAINST THE MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) EUROPE, AUSTRALASIA AND FAR EAST (EAFE) INDEX, AN UNMANAGED INDEX THAT IS COMPRISED OF A SAMPLE OF COMPANIES REPRESENTATIVE OF THE MARKET STRUCTURE OF 20 EUROPEAN AND PACIFIC BASIN COUNTRIES. THE INDEX DOES NOT REFLECT THE DEDUCTION OF FEES ASSOCIATED WITH A MUTUAL FUND, SUCH AS INVESTMENT MANAGEMENT AND FUND ACCOUNTING FEES. THE FUND'S PERFORMANCE DOES REFLECT THE DEDUCTION OF FEES FOR THESE VALUE-ADDED SERVICES. INVESTORS CANNOT INVEST DIRECTLY IN AN INDEX, ALTHOUGH THEY CAN INVEST IN ITS UNDERLYING SECURITIES. DURING THE PERIOD SHOWN, CERTAIN FEES WERE REDUCED AND REIMBURSED. HAD THESE REDUCTIONS AND REIMBURSEMENTS NOT BEEN IN EFFECT, PERFORMANCE QUOTED WOULD HAVE BEEN LOWER.

(2)  THE FUND'S COMPOSITION IS SUBJECT TO CHANGE.

AMSOUTH INTERNATIONAL EQUITY FUND

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2003

                                 SECURITY
SHARES                          DESCRIPTION                       VALUE
----------   ---------------------------------------------   --------------
COMMON STOCKS -- 98.4%

             AUSTRALIA -- 5.5%
    22,200   AXA Asia Pacific Holdings, Ltd.                 $       47,838
     4,184   BHP Steel, Ltd.                                         17,654
     7,548   Boral Ltd.                                              28,890
    11,806   CSR Ltd.                                                16,456
    18,190   Insurance Australia Group, Ltd.                         58,247
     3,963   Lend Lease Corp., Ltd.                                  30,009
     7,831   Mirvac Group                                            25,489
     8,438   Origin Energy, Ltd.                                     30,199
     8,249   Publishing & Broadcasting, Ltd.                         77,814
    10,788   Qantas Airways, Ltd.                                    26,742
     7,926   QBE Insurance Group, Ltd.                               63,302
    11,806   Rinker Group, Ltd.                                      58,264
     7,310   Santos Ltd.                                             37,838
    10,100   WMC Resources, Ltd. (b)                                 42,843
                                                             --------------
                                                                    561,585
                                                             --------------

             AUSTRIA -- 0.2%
       554   Voestalpine AG                                          22,571
                                                             --------------

             BELGIUM -- 1.1%
     2,100   Algemene Maatschappij voor
              Nijverheidskredit NV                                  106,695
                                                             --------------

             DENMARK -- 0.8%
     2,480   Danske Bank A/S                                         58,186
       730   TDC A/S                                                 26,340
                                                             --------------
                                                                     84,526
                                                             --------------

             FINLAND -- 2.2%
     9,386   Fortum Oyj                                              96,843
     1,800   Kesko Oyj, B-Shares                                     31,514
     1,900   M-real Oyj, B-Shares                                    16,848
     2,588   Metso Oyj                                               31,599
     3,200   Outokumpu Oyj                                           43,471
                                                             --------------
                                                                    220,275
                                                             --------------

             FRANCE -- 9.2%
     1,000   Air France                                              15,325
       800   Assurances Generales de France                          43,451
     7,900   AXA                                                    169,101
       500   Cap Gemini SA (b)                                       22,206
     1,300   Compagnie de Saint-Gobain                               63,639
       600   Compagnie Gernerale des Etablissements
             Michelin                                                27,533
     3,500   France Telecom SA (b)                                  100,038
       550   Lafarge SA                                              48,978
       600   Lagardere S.C.A.                                        34,639
     1,100   PSA Peugeot Citroen                                     56,054
     1,300   Renault SA                                              89,695
       800   Schneider Electric SA                                   52,371
     1,600   Suez SA                                                 32,149
     1,100   Thomson                                                 23,407
     1,200   Veolia Environnement                                    32,240
     5,000   Vivendi Universal SA (b)                               121,531
                                                             --------------
                                                                    932,357
                                                             --------------

             GERMANY -- 6.3%
     1,600   BASF AG                                         $       90,313
     2,000   Bayer AG                                                59,031
     1,200   Bayerische Hypo-und Vereinsbank AG (b)                  28,002
     1,500   Commerzbank AG                                          29,270
     3,600   DaimlerChrysler AG                                     168,465
     1,700   Deutsche Bank AG                                       141,309
     1,150   Deutsche Lufthansa AG                                   19,220
       300   Hypo Real Estate AG                                      7,436
       300   Linde AG                                                16,158
     1,400   ThyssenKrupp AG                                         27,724
       850   Volkswagen AG                                           47,550
                                                             --------------
                                                                    634,478
                                                             --------------

             GREECE -- 0.5%
     1,000   Commercial Bank of Greece                               25,126
     3,100   Hellenic Petroleum SA                                   27,215
                                                             --------------
                                                                     52,341
                                                             --------------

             HONG KONG -- 1.5%
    13,000   Henderson Land Development Co., Ltd.                    57,435
     1,900   i-CABLE Communications, Ltd.                               487
     7,500   Swire Pacific, Ltd.                                     46,274
    19,000   Wharf Ltd.                                              52,617
                                                             --------------
                                                                    156,813
                                                             --------------

             IRELAND -- 0.8%
     2,657   CRH PLC                                                 54,461
     1,378   Irish Life & Permanent PLC                              22,248
                                                             --------------
                                                                     76,709
                                                             --------------

             ITALY -- 3.5%
    24,000   Banca Nazionale del Lavoro S.p.A. (b)                   57,366
     4,000   Banca Popolare di Milano S.c.r.l.                       26,186
    15,000   Capitalia S.p.A. (b)                                    43,895
     5,000   Fiat S.p.A. (b)                                         38,345
     2,000   Italcementi S.p.A.                                      24,950
    26,664   Pirelli & C. S.p.A., 0.00%                              27,142
    47,155   Telecom Italia S.p.A. (b)                              139,775
                                                             --------------
                                                                    357,659
                                                             --------------

             JAPAN -- 22.1%
     3,000   Amada Co., Ltd.                                         15,620
     5,000   Bank of Fukuoka, Ltd.                                   20,995
     7,000   Chiba Bank, Ltd.                                        28,674
     4,000   Daiwa House Industry Co., Ltd.                          42,549
     1,700   Denso Corp.                                             33,470
     6,000   Fuji Heavy Industries, Ltd.                             29,113
     1,000   Fuji Photo Film Co., Ltd.                               32,285
    18,000   Fujitsu Ltd.                                           106,149
     5,000   Furukawa Electric Co., Ltd.                             16,609
     4,000   Gunma Bank, Ltd.                                        17,878
     4,000   Hachijuni Bank, Ltd.                                    21,237
    29,000   Hitachi Ltd.                                           174,806
     7,000   Joyo Bank, Ltd.                                         22,861
     8,000   Kirin Brewery Co., Ltd.                                 68,228
     3,000   Kuraray Co., Ltd.                                       25,306
     3,000   Marui Co., Ltd.                                         37,790
    22,000   Matsushita Electric Industrial Co., Ltd.               304,227

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                 SECURITY
SHARES                          DESCRIPTION                       VALUE
----------   ---------------------------------------------   --------------
COMMON STOCKS -- (CONTINUED)

             JAPAN -- (CONTINUED)
     6,000   Matsushita Electric Works, Ltd.                 $       53,914
    30,000   Mitsubishi Heavy Industries, Ltd.                       83,419
     9,000   Mitsubishi Materials Corp. (b)                          13,856
     7,000   Mitsui Trust Holdings, Inc.                             39,125
        83   Mizuho Financial Group, Inc. (b)                       251,702
     2,000   NGK Spark Plug Co., Ltd.                                16,217
    13,000   Nippon Oil Corp.                                        66,231
     6,000   Obayashi Corp.                                          26,817
       700   Promise Co., Ltd.                                       30,503
    50,000   Resona Holdings, Inc.                                   62,984
     3,000   Sankyo Co., Ltd.                                        56,406
     6,000   Sekisui House, Ltd.                                     61,977
     6,000   Shizuoka Bank, Ltd.                                     44,341
     6,000   Sumitomo Electric Industries, Ltd.                      53,634
     3,000   Toppan Printing Co., Ltd.                               31,212
    12,000   Toray Industries, Inc.                                  50,164
     2,000   Tostem Inax Holding Corp.                               38,630
     2,700   Toyota Industries Corp.                                 57,316
        43   UFJ Holdings, Inc.                                     206,634
                                                             --------------
                                                                  2,242,879
                                                             --------------

             NETHERLANDS -- 4.8%
    11,507   Aegon NV                                               170,253
       500   DSM NV                                                  24,615
     5,344   Koninklijke Ahold NV (b)                                40,714
       810   Koninklijke Numico NV (b)                               22,385
     6,500   Koninklijke Philips Electronics NV                     189,803
     1,205   VNU NV                                                  38,074
                                                             --------------
                                                                    485,844
                                                             --------------

             NEW ZEALAND -- 0.2%
    15,800   Carter Holt Harvey, Ltd.                                19,502
                                                             --------------

             NORWAY -- 0.4%
     1,400   Norske Skogsindustrier ASA, 0.00%                       26,725
     2,900   Storebrand ASA (b)                                      18,875
                                                             --------------
                                                                     45,600
                                                             --------------

             PORTUGAL -- 0.2%
     1,360   Modelo Continente, SGPS, SA (b)                          2,436
    27,200   Sonae, SGPS, SA (b)                                     22,644
                                                             --------------
                                                                     25,080
                                                             --------------

             SINGAPORE -- 0.7%
     5,000   DBS Group Holdings, Ltd.                                43,279
       548   Haw Par Corp., Ltd.                                      1,439
     4,000   Singapore Airlines, Ltd.                                26,379
                                                             --------------
                                                                     71,097
                                                             --------------

             SPAIN -- 3.6%
       500   Acerinox SA                                             23,575
     1,400   Banco de Sabadell SA                                    30,038
     7,700   Endesa SA                                              148,114
     8,500   Repsol YPF SA                                          165,754
                                                             --------------
                                                                    367,481
                                                             --------------

             SWEDEN -- 2.0%
    12,100   Nordea AB                                       $       90,810
     2,800   Skandinaviska Enskilda Banken AB                        41,249
     2,400   Volvo AB, B Shares                                      73,381
                                                             --------------
                                                                    205,440
                                                             --------------

             SWITZERLAND -- 7.7%
       400   Baloise Holding, Ltd.                                   16,705
     4,600   Compagnie Financiere Richemont AG                      110,467
     9,700   Credit Suisse Group                                    354,902
        60   Givaudan SA                                             31,146
     2,200   Holcim Ltd.                                            102,462
       200   SIG Holding AG                                          27,613
       200   Swatch Group AG                                         24,015
       160   Swiss Life Holding (b)                                  29,367
     1,200   Syngenta AG                                             80,825
                                                             --------------
                                                                    777,502
                                                             --------------

             UNITED KINGDOM -- 25.1%
    14,601   Abbey National PLC                                     138,793
    12,163   Aggregate Industries PLC                                18,616
     6,300   Amvescap PLC                                            45,760
     3,000   Associated British Foods PLC                            31,363
     3,200   Associated British Ports Holdings PLC                   25,721
    24,000   Aviva PLC                                              210,630
    10,000   BAA PLC                                                 88,836
    30,600   BAE Systems PLC                                         92,165
    10,000   British Airways PLC (b)                                 41,621
     5,233   British Land Co. PLC                                    54,708
    24,938   Cable & Wireless PLC                                    59,598
     5,000   Canary Wharf Group PLC (b)                              23,966
    44,200   Corus Group PLC (b)                                     23,737
    13,000   Friends Provident PLC                                   30,719
     3,830   George Wimpey PLC                                       25,591
    28,134   Granada PLC                                             61,444
     2,800   Hammerson PLC                                           32,455
     7,300   Hanson PLC                                              53,612
    15,700   Hilton Group PLC                                        63,167
     2,292   Imperial Tobacco Group PLC                              45,133
     7,288   InterContinental Hotels Group PLC                       69,016
    11,100   International Power PLC (b)                             24,540
    19,293   J Sainsbury PLC                                        108,016
     2,000   Liberty International PLC                               24,436
     5,144   Mitchells & Butlers PLC                                 20,719
    77,250   mmO2 PLC (b)                                           106,483
     8,000   Pearson PLC                                             89,078
     6,000   Peninsular & Oriental Steam Navigation Co.              24,704
     2,000   RMC Group PLC                                           24,973
    16,100   Rolls-Royce PLC                                         51,086
    14,300   Royal & Sun Alliance Insurance Group PLC                22,591
    10,600   Safeway PLC                                             53,891
     2,000   Schroders PLC                                           22,628
    12,461   Scottish Power PLC                                      83,038

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                 SECURITY
SHARES                          DESCRIPTION                       VALUE
----------   ---------------------------------------------   --------------
COMMON STOCKS -- (CONTINUED)

             UNITED KINGDOM -- (CONTINUED)
     4,000   Shire Pharmaceuticals Group PLC (b)             $       38,846
     4,100   Slough Estates PLC                                      32,239
     6,000   Taylor Woodrow PLC                                      28,678
     2,910   Trinity Mirror PLC                                      29,433
   200,000   Vodafone Group PLC                                     495,873
     2,000   Whitbread PLC                                           25,742
                                                             --------------
                                                                  2,543,645
                                                             --------------
             Total Common Stocks                                  9,990,079
                                                             --------------
             TOTAL (COST $8,045,660)-- 98.4% (a)             $    9,990,079
                                                             ==============

----------
Percentages indicated are based on net assets of $10,148,283.

  (a) Represents cost for financial reporting purposes, is substantially the same as cost for federal income tax purposes, and differs from value by unrealized appreciation of securities as follows:

        Unrealized appreciation                      $ 2,230,439
        Unrealized depreciation                         (286,020)

        Net unrealized appreciation                  $ 1,944,419

  (b)   Represents non-income producing security.

PLC -- Public Limited Company

The table below sets forth the diversification of the International Equity Fund investments by industry.

             INDUSTRY DIVERSIFICATION                PERCENT*
--------------------------------------------------   --------
Aerospace/Defense                                         1.4%
Airlines                                                  2.1%
Automobile                                                5.7%
Banking                                                  18.0%
Beverages                                                 0.7%
Building & Construction                                   0.3%
Building Products                                         5.5%
Chemicals                                                 3.1%
Computer Systems                                          1.0%
Diversified                                               2.0%
Electrical & Electronics                                  9.3%
Energy Sources                                            1.4%
Financial Services                                        3.0%
Food & Household Products                                 1.2%
Food Retailer                                             1.6%
Forest Products & Paper                                   0.6%
Hotels & Lodging                                          1.3%
Insurance                                                 8.4%
Machinery                                                 1.3%
Materials & Commodities                                   3.9%
Oil & Gas Production & Services                           4.3%
Pharmaceuticals                                           0.9%
Photographic Products                                     0.3%
Publishing                                                4.8%
Real Estate                                               2.8%
Retail                                                    3.4%
Telecommunications                                        9.2%
Tobacco                                                   0.4%
Transportation                                            0.5%

                                                     --------
    Total Common Stocks                                  98.4%
                                                     ========

*  Percentages indicated are based on net assets.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

AMSOUTH INTERNATIONAL EQUITY FUND

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31,2003

ASSETS:
   Investments, at value (cost $8,045,660)                                         $    9,990,079
   Cash                                                                                   162,214
   Foreign currency, at value (cost $42)                                                       43
   Interest and dividends receivable                                                       10,300
   Receivable from reclaims                                                                 5,121
   Prepaid expenses and other assets                                                          226
                                                                                   --------------
     Total Assets                                                                      10,167,983
                                                                                   --------------

LIABILITIES:
   Accrued expenses and other payables:
     Investment advisory fees                                                                  19
     Shareholder servicing fees                                                             2,073
     Other                                                                                 17,608
                                                                                   --------------
        Total Liabilities                                                                  19,700
                                                                                   --------------

NET ASSETS:
     Capital                                                                           10,364,112
     Accumulated net realized gains/(losses) from investments and
        foreign currency transactions                                                  (2,161,514)
     Unrealized appreciation/depreciation from investments and translation
        of assets and liabilities denominated in foreign currencies                     1,945,685
                                                                                   --------------
        Net Assets                                                                 $   10,148,283
                                                                                   ==============
     Outstanding units of beneficial interest (shares)                                  1,049,872
                                                                                   ==============
     Net Asset Value                                                               $         9.67
                                                                                   ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

AMSOUTH INTERNATIONAL EQUITY FUND

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2003

INVESTMENT INCOME:
Interest income                                                                    $          308
Dividend income                                                                           185,342
Foreign withholding tax expense                                                           (20,025)
                                                                                   --------------
     Total income                                                                         165,625
                                                                                   --------------

EXPENSES:
     Investment advisory fees                                                              77,074
     Administration fees                                                                   15,415
     Shareholder servicing fees                                                            19,268
     Accounting fees                                                                       14,399
     Audit fees                                                                             9,223
     Custodian fees                                                                        11,167
     Transfer agent fees                                                                   10,000
     Trustee fees                                                                             248
     Other fees                                                                            10,172
                                                                                   --------------
        Total expenses before fee reductions/reimbursements                               166,966
     Expenses reduced/reimbursed by Investment Advisor                                    (34,656)
     Expenses reduced by Administrator                                                     (7,707)
     Expenses reduced by Transfer Agent                                                    (8,844)
                                                                                   --------------
     Net expenses                                                                         115,759
                                                                                   --------------
Net Investment Income/(Loss)                                                               49,866
                                                                                   --------------

REALIZED/UNREALIZED GAINS/(LOSSES) FROM INVESTMENTS:
   Net realized gains/(losses) from investments and foreign currency
     transactions                                                                         248,743
   Change in unrealized appreciation/depreciation from
     investments and translation of assets and liabilities
     denominated in foreign currencies                                                  3,208,334
                                                                                   --------------
     Net realized/unrealized gains/(losses) from investments                            3,457,077
                                                                                   --------------
     Change in net assets resulting from operations                                $    3,506,943
                                                                                   ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

AMSOUTH INTERNATIONAL EQUITY FUND

STATEMENTS OF CHANGES IN NET ASSETS

                                                                          YEAR ENDED         YEAR ENDED
                                                                          DECEMBER 31,      DECEMBER 31,
                                                                              2003              2002
                                                                         --------------    --------------
OPERATIONS:
   Net investment income/(loss)                                          $       49,866    $       48,958
   Net realized gains/(losses) from investments and
     foreign currency transactions                                              248,743        (1,220,187)
   Change in unrealized appreciation/depreciation
     from investments and translation of assets and
     liabilities denominated in foreign currencies                            3,208,334          (120,319)
                                                                         --------------    --------------
   Change in net assets resulting from operations                             3,506,943        (1,291,548)
                                                                         --------------    --------------

DIVIDENDS TO SHAREHOLDERS:
   From net investment income                                                   (49,717)          (25,849)
                                                                         --------------    --------------
   Change in net assets from dividends to shareholders                          (49,717)          (25,849)
                                                                         --------------    --------------

CAPITAL TRANSACTIONS:
   Proceeds from shares issued                                                  172,044           200,168
   Dividends reinvested                                                          49,717            25,849
   Cost of shares redeemed                                                      (18,766)         (127,208)
                                                                         --------------    --------------
   Change in net assets from capital share transactions                         202,995            98,809
                                                                         --------------    --------------
   Change in net assets                                                       3,660,221        (1,218,588)

NET ASSETS:
   Beginning of period                                                        6,488,062         7,706,650
                                                                         --------------    --------------
   End of period                                                         $   10,148,283    $    6,488,062
                                                                         ==============    ==============

SHARE TRANSACTIONS:
   Issued                                                                        20,949            27,016
   Reinvested                                                                     5,289             4,045
   Redeemed                                                                      (2,496)          (20,119)
                                                                         --------------    --------------
   Change in shares                                                              23,742            10,942
                                                                         ==============    ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

AMSOUTH INTERNATIONAL EQUITY FUND

FINANCIAL HIGHLIGHTS

   Selected data for a share outstanding throughout the period indicated.

                                                                    YEAR ENDED     YEAR ENDED     YEAR ENDED    PERIOD ENDED
                                                                   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                                       2003           2002           2001         2000 (a)
                                                                   ------------   ------------   ------------   -------------
NET ASSET VALUE, BEGINNING OF PERIOD                                $     6.32     $     7.59     $    10.00     $    10.00
                                                                    ----------     ----------     ----------     ----------

OPERATIONS:
Net investment income/(loss)                                              0.05           0.05           0.04             --
Net realized/unrealized gains/(losses) from investments                   3.35          (1.29)         (2.45)            --
                                                                    ----------     ----------     ----------     ----------
Total from operations                                                     3.40          (1.24)         (2.41)            --
                                                                    ----------     ----------     ----------     ----------

DIVIDENDS:
From net investment income                                               (0.05)         (0.03)            --             --
                                                                    ----------     ----------     ----------     ----------
Total from dividends                                                     (0.05)         (0.03)            --             --
                                                                    ----------     ----------     ----------     ----------
Net Asset Value, End of Period                                      $     9.67     $     6.32     $     7.59     $    10.00
                                                                    ==========     ==========     ==========     ==========
Total Return                                                             53.78%        (16.40%)       (24.10%)         0.00%(b)

RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000)                                   $   10,148     $    6,488     $    7,707     $    9,999
Ratio of expenses to average net assets                                   1.50%          1.50%          1.50%          1.50%(c)
Ratio of net investment income to average net assets                      0.65%          0.67%          0.45%         (1.50%)(c)
Ratio of expenses to average net assets*                                  2.16%          2.43%          2.62%          8.65%(c)
Portfolio turnover                                                       14.59%        118.41%         60.35%          0.00%

----------
(a) For the period from December 29, 2000 (commencement of operations) through December 31, 2000.
(b)  Not annualized.
(c)  Annualized.
* During the period certain fees were reduced/reimbursed. If such reductions/reimbursements had not occurred, the ratios would have been as indicated.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

AMSOUTH
     LARGE CAP FUND

Portfolio Manager

     RON LINDQUIST
     SR. VICE PRESIDENT -- PORTFOLIO MANAGER
     AMSOUTH ASSET MANAGEMENT, INC.

[CHART]

Performance Overview

12/29/2000 - 12/31/2003
VALUE OF A $10,000 INVESTMENT.

               AMSOUTH LARGE CAP FUND       S&P 500 STOCK INDEX
               ---------------------        -------------------
12/29/2000           $ 10,000                  $ 10,000
12/31/2000           $ 10,000                  $ 10,000
 1/31/2001           $ 10,392                  $ 10,355
 2/28/2001           $  9,613                  $  9,411
 3/31/2001           $  8,963                  $  8,814
 4/30/2001           $  9,503                  $  9,499
 5/31/2001           $  9,623                  $  9,563
 6/30/2001           $  9,243                  $  9,330
 7/31/2001           $  9,283                  $  9,239
 8/31/2001           $  8,873                  $  8,660
 9/30/2001           $  8,102                  $  7,961
10/31/2001           $  8,372                  $  8,113
11/30/2001           $  9,113                  $  8,735
12/31/2001           $  9,123                  $  8,812
 1/31/2002           $  9,103                  $  8,683
 2/28/2002           $  8,893                  $  8,515
 3/31/2002           $  9,188                  $  8,836
 4/30/2002           $  8,537                  $  8,300
 5/31/2002           $  8,428                  $  8,239
 6/30/2002           $  7,730                  $  7,652
 7/31/2002           $  7,220                  $  7,056
 8/31/2002           $  7,201                  $  7,102
 9/30/2002           $  6,352                  $  6,330
10/31/2002           $  7,074                  $  6,887
11/30/2002           $  7,524                  $  7,293
12/31/2002           $  6,984                  $  6,864
 1/31/2003           $  6,784                  $  6,686
 2/28/2003           $  6,645                  $  6,586
 3/31/2003           $  6,708                  $  6,649
 4/30/2003           $  7,250                  $  7,197
 5/31/2003           $  7,692                  $  7,576
 6/30/2003           $  7,784                  $  7,672
 7/31/2003           $  7,955                  $  7,808
 8/31/2003           $  8,165                  $  7,960
 9/30/2003           $  7,987                  $  7,875
10/31/2003           $  8,449                  $  8,621
11/30/2003           $  8,503                  $  8,394
12/31/2003           $  8,787                  $  8,834

Returns

                             AVERAGE ANNUAL RETURNS
                             AS OF DECEMBER 31, 2003
                              1 YEAR     12/29/00*
Large Cap                      25.81%     - 4.21%
S&P 500 Stock Index            28.67%     - 4.38%

THE CHART REPRESENTS A HYPOTHETICAL INVESTMENT IN THE AMSOUTH LARGE CAP FUND VERSUS A SIMILAR INVESTMENT IN THE S&P 500 STOCK INDEX. (THE RETURNS INCLUDE THE FUND LEVEL EXPENSES, BUT EXCLUDE A SEPARATE ACCOUNT AND THE INSURANCE CONTRACT CHARGES).

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST.

Q. How did the Fund perform?

For the year ended December 31, 2003, the AmSouth Large Cap Fund provided a total return of 25.81%. The total return for the Fund's benchmark, the S&P 500 Stock Index,(1) was 28.67%.

Q. How did market events influence the Fund's performance?

Although the market rally of 2003 was widespread in its reach, it favored smaller-cap, riskier stocks. In particular, many of the securities that had plunged the most during the bear market of the previous three years fared the best in 2003. In this climate, our emphasis on larger-capitalization growth stocks caused the Fund to under-perform the S&P 500 Stock Index, our traditional benchmark index. On average, the stocks the Fund owns are considerably larger, in terms of capitalization, than the stocks the index holds.

Q. What were your key strategies, and how did they affect performance?

We maintained our long-term strategy of investing in reasonably priced stocks of very large-sized companies with long track records of success in earnings-per-share growth and in consistency of that earnings growth. The Fund enjoyed important exposure (13% of the portfolio's net assets) to the consumer discretionary sector, which was up strongly for the year. Our financial sector was up approximately 25% for the year, but we had considerably less exposure to this modestly under-performing sector than the index -- approximately 4% versus 20%. Until recently, we did not believe financial sector companies offered much in the way of true long-term growth characteristics, such as relatively low debt and consistent earnings-per-share growth rates. But, now, the worm has turned, or so we believe.

True to our traditional long-term growth strategy, we maintained significant over-weightings in the health care (25%) and information technology (31%) sectors. A small portion of our health care holdings was composed of biotechnology stocks, which performed quite well. But their outsized performance wasn't enough to offset the lagging results from our large pharmaceutical companies, which generally suffered from dramatic earnings disappointments. Longer-term, though, we believe the health care sector offers solid opportunities for growth-oriented investors. Although our technology stocks returned more than 37% for the year, they under-performed the S&P 500 Stock Index's mix of technology stocks. The smaller, lower-quality tech stocks included in that index benefited from the rebounding market's focus on risk.

As of December 31, 2003, the Fund's five largest holdings were IBM Corp. (3.3% of the portfolio's net assets), Johnson & Johnson (3.1%), General Electric (2.9%), Hewlett-Packard Co. (2.7%) and Pfizer, Inc. (2.7%).(2)

Q. What is your outlook for growth stocks in 2004?

We remain most optimistic about the quintessential, traditional growth sectors of health care and information technology, which together comprise more than 50% of the Fund's assets.2 In health care, we remain convinced that the large pharmaceutical companies, which have struggled recently, may improve their product "pipelines." As such, investors may reasonably extrapolate those potential successes into expanding price/earnings multiples and rising earnings per share. growth expectations. In technology, we don't anticipate a significant expansion of price/earning multiples, but we do look for higher-than-expected earnings-per-share growth as the economy continues to recover and expand.

*    THE FUND'S INCEPTION DATE.

(1) THE PERFORMANCE OF THE AMSOUTH LARGE CAP FUND IS MEASURED AGAINST THE S&P 500 INDEX, AN UNMANAGED INDEX GENERALLY REPRESENTATIVE OF THE U.S. STOCK MARKET AS A WHOLE. THE INDEX DOES NOT REFLECT THE DEDUCTION OF FEES ASSOCIATED WITH A MUTUAL FUND, SUCH AS INVESTMENT MANAGEMENT AND FUND ACCOUNTING FEES. THE FUND'S PERFORMANCE DOES REFLECT THE DEDUCTION OF FEES FOR THESE VALUE-ADDED SERVICES. INVESTORS CANNOT INVEST DIRECTLY IN AN INDEX, ALTHOUGH THEY CAN INVEST IN ITS UNDERLYING SECURITIES. DURING THE PERIOD SHOWN, CERTAIN FEES WERE REDUCED AND REIMBURSED. HAD THESE REDUCTIONS AND REIMBURSEMENTS NOT BEEN IN EFFECT, PERFORMANCE QUOTED WOULD HAVE BEEN LOWER.

(2)  THE FUND'S COMPOSITION IS SUBJECT TO CHANGE.

AMSOUTH LARGE CAP FUND

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2003

                                       SECURITY
  SHARES                              DESCRIPTION                                VALUE
----------   ------------------------------------------------------------   ---------------
COMMON STOCKS -- 99.4%
             ADVERTISING -- 0.2%
     1,000   The Interpublic Group of Cos., Inc. (b)                        $        15,600
                                                                            ---------------

             AEROSPACE/DEFENSE -- 3.4%
     2,500   Boeing Co.                                                             105,350
     1,000   General Dynamics Corp.                                                  90,390
     1,000   United Technologies Corp.                                               94,770
                                                                            ---------------
                                                                                    290,510
                                                                            ---------------

             BEVERAGES -- 3.5%
     3,000   Coca-Cola Co.                                                          152,250
     3,000   PepsiCo, Inc.                                                          139,860
                                                                            ---------------
                                                                                    292,110
                                                                            ---------------

             BUSINESS EQUIPMENT & SERVICES-- 1.1%
     2,500   Paychex, Inc.                                                           93,000
                                                                            ---------------

             COMPUTER HARDWARE -- 9.2%
     3,000   Dell, Inc. (b)                                                         101,880
    10,000   Hewlett-Packard Co.                                                    229,700
     3,000   IBM Corp.                                                              278,040
     6,000   Network Appliance, Inc. (b)                                            123,180
    10,000   Sun Microsystems, Inc. (b)                                              44,900
                                                                            ---------------
                                                                                    777,700
                                                                            ---------------

             COMPUTER SOFTWARE & SERVICES-- 11.9%
     5,000   Automatic Data Processing, Inc.                                        198,050
     3,000   BMC Software, Inc. (b)                                                  55,950
     8,000   Cisco Systems, Inc. (b)                                                194,320
     9,000   EMC Corp. (b)                                                          116,280
     8,000   Microsoft Corp.                                                        220,320
    10,000   Oracle Corp. (b)                                                       132,000
     3,000   SunGard Data Systems, Inc. (b)                                          83,130
                                                                            ---------------
                                                                                  1,000,050
                                                                            ---------------

             CONSUMER GOODS -- 3.7%
     1,000   Altria Group, Inc.                                                      54,420
     1,000   Clorox Co.                                                              48,560
     3,000   Gillette Co.                                                           110,190
     1,000   Procter & Gamble Co.                                                    99,880
                                                                            ---------------
                                                                                    313,050
                                                                            ---------------

             DIVERSIFIED MANUFACTURING -- 4.9%
     8,000   General Electric Co.                                                   247,840
     1,500   Honeywell International, Inc.                                           50,145
     1,100   Illinois Tool Works, Inc.                                               92,301
     1,000   Tyco International, Ltd.                                                26,500
                                                                            ---------------
                                                                                    416,786
                                                                            ---------------

             ELECTRONIC COMPONENTS -- 1.0%
     3,000   Agilent Technologies, Inc. (b)                                          87,720
                                                                            ---------------

             ENTERTAINMENT -- 1.4%
     5,000   Walt Disney Co.                                                        116,650
                                                                            ---------------

             FINANCIAL SERVICES -- 1.8%
     1,600   American Express Co.                                                    77,168
     1,600   Citigroup, Inc.                                                         77,664
                                                                            ---------------
                                                                                    154,832
                                                                            ---------------
             FOOD DISTRIBUTORS & WHOLESALERS-- 2.2%
     5,000   Sysco Corp.                                                    $       186,150
                                                                            ---------------

             FOOD PRODUCTS, PROCESSING & PACKAGING-- 0.3%
     1,000   Sara Lee Corp.                                                          21,710
                                                                            ---------------

             HEALTH CARE -- 5.9%
     2,000   Cardinal Health, Inc.                                                  122,320
     5,000   Johnson & Johnson                                                      258,300
     2,000   UnitedHealth Group, Inc.                                               116,360
                                                                            ---------------
                                                                                    496,980
                                                                            ---------------

             HEALTH CARE -- DRUGS -- 2.4%
     3,300   Amgen, Inc. (b)                                                        203,940
                                                                            ---------------

             INSURANCE -- 2.4%
     2,300   AFLAC, Inc.                                                             83,214
     1,800   American International Group, Inc.                                     119,304
                                                                            ---------------
                                                                                    202,518
                                                                            ---------------

             MACHINERY & EQUIPMENT -- 1.4%
     3,000   Dover Corp.                                                            119,250
                                                                            ---------------

             MEDIA -- 1.2%
     1,500   McGraw Hill Cos., Inc.                                                 104,880
                                                                            ---------------

             MEDICAL EQUIPMENT & SUPPLIES-- 2.6%
     4,500   Medtronic, Inc.                                                        218,745
                                                                            ---------------

             OFFICE EQUIPMENT & SERVICES -- 1.4%
     3,000   Pitney Bowes, Inc.                                                     121,860
                                                                            ---------------

             PHARMACEUTICALS -- 14.1%
     4,000   Abbott Laboratories                                                    186,400
     2,500   Bristol-Myers Squibb Co.                                                71,500
     1,250   Genentech, Inc. (b)                                                    116,963
     2,800   MedImmune, Inc. (b)                                                     71,120
     4,500   Merck & Co., Inc.                                                      207,900
     6,500   Pfizer, Inc.                                                           229,644
     6,500   Schering-Plough Corp.                                                  113,035
     4,500   Wyeth                                                                  191,025
                                                                            ---------------
                                                                                  1,187,587
                                                                            ---------------

             RAW MATERIALS -- 1.0%
     1,500   Avery Dennison Corp.                                                    84,030
                                                                            ---------------

             RESTAURANTS -- 1.8%
     6,000   McDonald's Corp.                                                       148,980
                                                                            ---------------

             RETAIL -- 12.6%
     1,000   Albertson's, Inc.                                                       22,650
     2,000   Bed Bath & Beyond, Inc. (b)                                             86,700
     4,000   Dollar General Corp.                                                    83,960
     4,000   Gap, Inc.                                                               92,840
     4,500   Home Depot, Inc.                                                       159,705
     1,500   Lowe's Cos., Inc.                                                       83,085
     2,000   Staples, Inc. (b)                                                       54,600
     7,000   TJX Cos., Inc.                                                         154,350

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                       SECURITY
  SHARES                              DESCRIPTION                                VALUE
-------------------------------------------------------------------------------------------
COMMON STOCKS -- (CONTINUED)
             RETAIL -- (CONTINUED)
     4,000   Wal-Mart Stores, Inc.                                          $       212,200
     3,000   Walgreen Co.                                                           109,140
                                                                            ---------------
                                                                                  1,059,230
                                                                            ---------------

             SEMICONDUCTORS -- 6.0%
    10,000   Applied Materials, Inc. (b)                                            224,500
     5,500   Intel Corp.                                                            177,100
     2,500   Linear Technology Corp.                                                105,175
                                                                            ---------------
                                                                                    506,775
                                                                            ---------------

             TELECOMMUNICATIONS-EQUIPMENT-- 2.0%
     4,000   Motorola, Inc.                                                          56,280
     4,500   Nokia Oyj-- ADR                                                         76,500
     4,000   Tellabs, Inc. (b)                                                       33,720
                                                                            ---------------
                                                                                    166,500
                                                                            ---------------
             Total Common Stocks                                                  8,387,143
                                                                            ---------------

INVESTMENT COMPANIES -- 1.1%
    51,639   AIM Liquid Assets Money Market Fund                            $        51,640
    43,621   AIM Prime Money Market Fund                                             43,621
                                                                            ---------------
             Total Investment Companies                                              95,261
                                                                            ---------------
             TOTAL (COST $8,663,355)-- 100.5%                               $     8,482,404
                                                                            ===============

----------
Percentages indicated are based on net assets of $8,437,666.

  (a) Represents cost for financial reporting purposes, is substantially the same as cost for federal income tax purposes, and differs from value by unrealized depreciation of securities as follows:

             Unrealized appreciation                                        $     1,021,077
             Unrealized depreciation                                             (1,202,028)
                                                                            ---------------
             Net unrealized depreciation                                    $      (180,951)
                                                                            ===============

  (b) Represents non-income producing security.

ADR -- American Depositary Receipt

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

AMSOUTH LARGE CAP FUND

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2003

ASSETS:
  Investments, at value (cost $8,663,355)                                          $     8,482,404
  Dividends receivable                                                                      10,488
  Receivable for investments sold                                                           18,199
  Prepaid expenses and other assets                                                            228
                                                                                   ---------------
     Total Assets                                                                        8,511,319
                                                                                   ---------------

LIABILITIES:
  Payable for investments purchased                                                         58,710
  Accrued expenses and other payables:
     Investment advisory fees                                                                    7
     Shareholder servicing fees                                                              1,745
     Custody fees                                                                               42
     Other                                                                                  13,149
                                                                                   ---------------
        Total Liabilities                                                                   73,653
                                                                                   ---------------

NET ASSETS:
     Capital                                                                             8,933,724
     Accumulated net investment income/(loss)                                                  260
     Accumulated net realized gains/(losses) from investment transactions                 (315,367)
     Unrealized appreciation/depreciation from investments                                (180,951)
                                                                                   ---------------
        Net Assets                                                                 $     8,437,666
                                                                                   ===============
     Outstanding units of beneficial interest (shares)                                     963,800
                                                                                   ===============
     Net Asset Value                                                               $          8.75
                                                                                   ===============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

AMSOUTH LARGE CAP FUND

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2003

INVESTMENT INCOME:
   Dividend income                                                                 $        89,934
                                                                                   ---------------
     Total income                                                                           89,934
                                                                                   ---------------

EXPENSES:
     Investment advisory fees                                                               48,860
     Administration fees                                                                    13,960
     Shareholder servicing fees                                                             17,450
     Accounting fees                                                                         7,236
     Audit fees                                                                              9,875
     Legal fees                                                                              4,842
     Printing fees                                                                           4,005
     Transfer agent fees                                                                    10,000
     Trustee fees                                                                              153
     Other fees                                                                              1,401
                                                                                   ---------------
        Total expenses before fee reductions                                               117,782
     Expenses reduced by Investment Advisor                                                (20,940)
     Expenses reduced by Administrator                                                     (13,960)
     Expenses reduced by Transfer Agent                                                     (8,953)
                                                                                   ---------------
     Net expenses                                                                           73,929
                                                                                   ---------------
Net Investment Income/(Loss)                                                                16,005
                                                                                   ---------------

REALIZED/UNREALIZED GAINS/(LOSSES) FROM INVESTMENTS:
   Net realized gains/(losses) from investment transactions                               (138,120)
   Change in unrealized appreciation/depreciation from investments                       1,770,387
                                                                                   ---------------
     Net realized/unrealized gains/(losses) from investments                             1,632,267
                                                                                   ===============
     Change in net assets resulting from operations                                $     1,648,272
                                                                                   ===============

THE ACCOMPANYING NOTES ARE INTEGRAL PART OF THIS FINANCIAL STATEMENT.

AMSOUTH LARGE CAP FUND

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                      YEAR ENDED        YEAR ENDED
                                                                                     DECEMBER 31,       DECEMBER 31,
                                                                                        2003               2002
                                                                                   ---------------    ---------------
OPERATIONS:
   Net investment income/(loss)                                                    $        16,005    $        11,246
   Net realized gains/(losses) from investment transactions                               (138,120)          (177,247)
   Change in unrealized appreciation/depreciation from investments                       1,770,387         (1,544,164)
                                                                                   ---------------    ---------------
   Change in net assets resulting from operations                                        1,648,272         (1,710,165)
                                                                                   ---------------    ---------------

DIVIDENDS TO SHAREHOLDERS:
   From net investment income                                                              (15,930)           (11,061)
                                                                                   ---------------    ---------------
   Change in net assets from dividends to shareholders                                     (15,930)           (11,061)
                                                                                   ---------------    ---------------

CAPITAL TRANSACTIONS:
   Proceeds from shares issued                                                             982,101          1,701,146
   Dividends reinvested                                                                     15,930             11,061
   Cost of shares redeemed                                                                (221,599)          (412,504)
                                                                                   ---------------    ---------------
   Change in net assets from capital share transactions                                    776,432          1,299,703
                                                                                   ---------------    ---------------
   Change in net assets                                                                  2,408,774           (421,523)

NET ASSETS:
   Beginning of period                                                                   6,028,892          6,450,415
                                                                                   ---------------    ---------------
   End of period                                                                   $     8,437,666    $     6,028,892
                                                                                   ===============    ===============

SHARE TRANSACTIONS:
   Issued                                                                                  125,648            210,820
   Reinvested                                                                                2,018              1,417
   Redeemed                                                                                (28,846)           (54,182)
                                                                                   ---------------    ---------------
   Change in shares                                                                         98,820            158,055
                                                                                   ===============    ===============

THE ACCOMPANYING NOTES ARE INTEGRAL PART OF THIS FINANCIAL STATEMENT.

AMSOUTH LARGE CAP FUND

FINANCIAL HIGHLIGHTS

     Selected data for a share outstanding throughout the period indicated.

                                                                YEAR ENDED       YEAR ENDED       YEAR ENDED      PERIOD ENDED
                                                               DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                                                   2003             2002             2001           2000 (a)
                                                               ------------     ------------     ------------     ------------
NET ASSET VALUE, BEGINNING OF PERIOD                           $       6.97     $       9.12     $      10.00     $      10.00
                                                               ------------     ------------     ------------     ------------

OPERATIONS:
Net investment income/(loss)                                           0.02             0.01               --               --
Net realized/unrealized gains/(losses) from investments                1.78            (2.15)           (0.88)              --
                                                               ------------     ------------     ------------     ------------
Total from operations                                                  1.80            (2.14)           (0.88)              --
                                                               ------------     ------------     ------------     ------------

DIVIDENDS:
From net investment income                                            (0.02)           (0.01)              --               --
                                                               ------------     ------------     ------------     ------------
Total from dividends                                                  (0.02)           (0.01)              --               --
                                                               ------------     ------------     ------------     ------------
Net Asset Value, End of Period                                 $       8.75     $       6.97     $       9.12     $      10.00
                                                               ============     ============     ============     ============
Total Return                                                          25.81%          (23.44%)          (8.77%)           0.00%(b)

RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000)                              $      8,438     $      6,029     $      6,450     $      4,999
Ratio of expenses to average net assets                                1.06%            1.09%            1.16%            1.25%(c)
Ratio of net investment income to average net assets                   0.23%            0.18%           (0.04%)          (1.25%)(c)
Ratio of expenses to average net assets*                               1.57%            1.84%            2.05%           14.96%(c)
Portfolio turnover                                                     5.14%            4.74%            4.81%            0.00%

----------
(a) For the period from December 29, 2000 (commencement of operations) to December 31, 2000.
(b)  Not annualized.
(c)  Annualized.
  * During the period certain fees were reduced/reimbursed. If such reductions/reimbursements had not occurred, the ratios would have been as indicated.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

AMSOUTH
     MID CAP FUND

Portfolio Managers

     NEIL WRIGHT,
     JANNA SAMPSON,
     PETER JANKOVSKIS
     OAKBROOK INVESTMENTS, LLC (SUB-ADVISOR)

     OAKBROOK INVESTMENTS, LLC ASSUMED MANAGEMENT OF THE FUND ON JUNE 20, 2002.

[CHART]

Performance Overview

12/29/2000 - 12/31/2003
VALUE OF A $10,000 INVESTMENT

                 AMSOUTH MID CAP FUND       S&P MID CAP 400 INDEX
                 --------------------       ---------------------
12/29/2000            $  10,000                $  10,000
12/31/2000            $  10,000                $  10,000
 1/31/2001            $  10,300                $  10,223
 2/28/2001            $   8,770                $   9,639
 3/31/2001            $   8,100                $   8,923
 4/30/2001            $   8,710                $   9,907
 5/31/2001            $   8,830                $  10,138
 6/30/2001            $   8,650                $  10,097
 7/31/2001            $   8,280                $   9,946
 8/31/2001            $   7,660                $   9,621
 9/30/2001            $   6,830                $   8,424
10/31/2001            $   6,910                $   8,797
11/30/2001            $   7,340                $   9,451
12/31/2001            $   7,590                $   9,939
 1/31/2002            $   7,280                $   9,888
 2/28/2002            $   6,910                $   9,900
 3/31/2002            $   7,300                $  10,608
 4/30/2002            $   7,360                $  10,558
 5/31/2002            $   7,110                $  10,380
 6/30/2002            $   6,740                $   9,620
 7/31/2002            $   6,110                $   8,688
 8/31/2002            $   6,140                $   8,732
 9/30/2002            $   5,620                $   8,029
10/31/2002            $   5,850                $   8,376
11/30/2002            $   6,170                $   8,861
12/31/2002            $   5,920                $   8,497
 1/31/2003            $   5,740                $   8,249
 2/28/2003            $   5,601                $   8,052
 3/31/2003            $   5,622                $   8,120
 4/30/2003            $   6,012                $   8,709
 5/31/2003            $   6,502                $   9,431
 6/30/2003            $   6,582                $   9,551
 7/31/2003            $   6,772                $   9,890
 8/31/2003            $   7,092                $  10,339
 9/30/2003            $   6,972                $  10,181
10/31/2003            $   7,502                $  10,950
11/30/2003            $   7,792                $  11,332
12/31/2003            $   7,942                $  11,523

Returns

                             AVERAGE ANNUAL RETURNS
                             AS OF DECEMBER 31, 2003
                              1 YEAR     12/29/00*
Mid Cap                        34.16%     - 7.37%
S&P Mid Cap 400 Index          35.62%       4.84%

THE CHART REPRESENTS A HYPOTHETICAL INVESTMENT IN THE AMSOUTH MID CAP FUND VERSUS A SIMILAR INVESTMENT IN THE S&P MID CAP 400 INDEX. (THE RETURNS INCLUDE THE FUND LEVEL EXPENSES, BUT EXCLUDE A SEPARATE ACCOUNT AND THE INSURANCE CONTRACT CHARGES).

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST.

Q. How did the Fund perform?

For the year ended December 31, 2003, the AmSouth Mid Cap Fund provided a total return of 34.16%. The total return for the Fund's benchmark, the S&P Mid Cap 400 Index,(1) was 35.62%.

Q. What factors contributed to the Fund's performance?

The Fund's strong return was due to the stellar performance of the S&P Mid Cap 400 Index, the mid-cap index the Fund seeks to track in terms of diversification and risk exposure. Early in the year, the Fund's performance lagged, relative to the index. For the first few months of 2003 uncertainty surrounding the war with Iraq, rather than earnings expectations, dominated the market's focus. The quantitative model we use to run the Fund does not work as well when the market is not focused on earnings. But once the major combat ended and the market turned its attention back to corporate earnings, the Fund's performance improved greatly.

Q. How did you position the Fund throughout the year?

We maintained a slightly over-weighted position in the information technology sector early in the year, but by year-end our weighting was neutral, as the model's expectations for this sector cooled. In addition, we began the year with an under-weighted position in health care stocks and ended the year with a slightly over-weighted position. Health care companies in the mid-cap arena tend to be entrepreneurial firms conducting leading-edge drug development. As such, our model indicated that the prospects and outlooks for such companies were favorable.

As of December 31, 2003, the Fund's five largest holdings were S&P Mid Cap 400 (1.9% of the portfolio's net assets), Washington Post (1.4%), M & T Bank Corp. (1.3%), Mylan Laboratories, Inc. (1.2%) and Fidelity National Finance (1.0%)(2).

Q. What is your outlook for the market in 2004?

We believe tax cuts and low interest rates should keep the economy growing nicely in 2004. We expect that this should promote better corporate earnings and a rising stock market. Nevertheless, after generating robust returns in 2003, we anticipate that mid-cap stocks may take a backseat to larger-cap stocks in 2004.

  *  THE FUND'S INCEPTION DATE.

(1) THE PERFORMANCE OF THE AMSOUTH MID CAP FUND IS MEASURED AGAINST THE S&P MID CAP 400 INDEX, AN UNMANAGED INDEX GENERALLY REPRESENTATIVE OF MID-CAP STOCKS AS A WHOLE. THE INDEX DOES NOT REFLECT THE DEDUCTION OF FEES ASSOCIATED WITH A MUTUAL FUND, SUCH AS INVESTMENT MANAGEMENT AND FUND ACCOUNTING FEES. THE FUND'S PERFORMANCE DOES REFLECT THE DEDUCTION OF FEES FOR THESE VALUE-ADDED SERVICES. INVESTORS CANNOT INVEST DIRECTLY IN AN INDEX, ALTHOUGH THEY CAN INVEST IN ITS UNDERLYING SECURITIES. DURING THE PERIOD SHOWN, CERTAIN FEES WERE REDUCED AND REIMBURSED. HAD THESE REDUCTIONS AND REIMBURSEMENTS NOT BEEN IN EFFECT, PERFORMANCE QUOTED WOULD HAVE BEEN LOWER.

(2)  THE FUND'S COMPOSITION IS SUBJECT TO CHANGE.

AMSOUTH MID CAP FUND

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2003

                                       SECURITY
  SHARES                              DESCRIPTION                                VALUE
----------   -----------------------------------------------------------    ---------------
COMMON STOCKS -- 97.2%
             CONSUMER DISCRETIONARY -- 17.6%
       100   99 Cents Only Stores (b)                                       $         2,723
     1,100   Abercrombie & Fitch Co., Class A (b)                                    27,181
       400   American Eagle Outfitters, Inc. (b)                                      6,560
       100   Applebee's International, Inc.                                           3,927
       400   ArvinMeritor, Inc.                                                       9,648
       100   Bandag, Inc.                                                             4,120
       700   Barnes & Noble, Inc. (b)                                                22,995
       600   Belo Corp., Class A                                                     17,004
       400   BJ's Wholesale Club, Inc. (b)                                            9,184
       500   Blyth, Inc.                                                             16,110
       200   Bob Evans Farms, Inc.                                                    6,492
       900   Borders Group, Inc. (b)                                                 19,728
       300   BorgWarner, Inc.                                                        25,521
       400   Boyd Gaming Corp.                                                        6,456
       500   Brinker International, Inc. (b)                                         16,580
       400   Callaway Golf Co.                                                        6,740
       300   Catalina Marketing Corp. (b)                                             6,048
       100   CBRL Group, Inc.                                                         3,826
       100   CDW Corp.                                                                5,776
       600   Claire's Stores, Inc.                                                   11,304
     1,000   Coach, Inc. (b)                                                         37,750
       500   Copart, Inc. (b)                                                         8,250
       900   D. R. Horton, Inc.                                                      38,934
       600   Dollar Tree Stores, Inc. (b)                                            18,036
       300   Emmis Communications Corp., Class A (b)                                  8,115
       500   Entercom Communications Corp. (b)                                       26,480
       500   Extended Stay America, Inc.                                              7,240
       300   Federal Signal Corp.                                                     5,256
       300   Furniture Brands International, Inc.                                     8,799
       600   GTECH Holdings Corp.                                                    29,694
     1,000   Harte-Hanks, Inc.                                                       21,750
       200   Hovnanian Enterprises, Inc., Class A (b)                                17,412
       100   International Speedway Corp., Class A                                    4,466
       400   Lancaster Colony Corp.                                                  18,064
       700   Lear Corp.                                                              42,931
       300   Lennar Corp.                                                            28,800
       300   Macrovision Corp. (b)                                                    6,777
       600   Mandalay Resort Group                                                   26,832
       300   Media General, Inc., Class A                                            19,530
       700   Michaels Stores, Inc.                                                   30,940
       200   Modine Manufacturing Co.                                                 5,396
       100   Neiman Marcus Group, Inc. (b)                                            5,367
       100   O'Reilly Automotive, Inc. (b)                                            3,836
       400   Outback Steakhouse, Inc.                                                17,684
     1,700   Park Place Entertainment Corp. (b)                                      18,411
       400   Payless ShoeSource, Inc. (b)                                             5,360
       800   PETsMART, Inc.                                                          19,040
     1,000   Pier 1 Imports, Inc.                                                    21,860
       500   Reader's Digest Assoc., Class A                                          7,330
       500   Rent-A-Center, Inc. (b)                                                 14,940
     1,400   Ross Stores, Inc.                                                       37,002
       400   Ruby Tuesday, Inc.                                                      11,396
       800   Saks, Inc. (b)                                                          12,032
       500   Six Flags, Inc. (b)                                                      3,760
       100   Superior Industries International, Inc.                                  4,352
       400   Timberland Company, Class A (b)                                         20,828
       100   Toll Brothers, Inc. (b)                                        $         3,976
       300   Unifi, Inc. (b)                                                          1,935
       400   United Rentals, Inc. (b)                                                 7,704
       100   Washington Post Co., Class B                                            79,140
       600   Westwood One, Inc. (b)                                                  20,526
       200   Williams-Sonoma, Inc. (b)                                                6,954
                                                                            ---------------
                                                                                    962,808
                                                                            ---------------

             CONSUMER STAPLES -- 3.8%
       400   Church & Dwight Co., Inc.                                               15,840
       600   Constellation Brands, Inc., Class A (b)                                 19,758
       900   Dean Foods Co. (b)                                                      29,583
     1,000   Dial Corp.                                                              28,470
       800   Hormel Foods Corp.                                                      20,648
       200   Interstate Bakeries Corp.                                                2,846
       500   J.M. Smucker Co.                                                        22,645
       200   Longs Drug Stores Corp.                                                  4,948
     1,500   PepsiAmericas, Inc.                                                     25,680
       200   Ruddick Corp.                                                            3,580
       300   Sensient Technologies Corp.                                              5,931
     1,900   Tyson Foods, Inc., Class A                                              25,156
       100   Universal Corp.                                                          4,417
                                                                            ---------------
                                                                                    209,502
                                                                            ---------------

             ENERGY -- 7.4%
       400   Cooper Cameron Corp. (b)                                                18,640
     1,100   ENSCO International, Inc.                                               29,887
       300   Equitable Resources, Inc.                                               12,876
       400   FMC Technologies, Inc. (b)                                               9,320
       300   Forest Oil Corp. (b)                                                     8,571
     1,000   Grant Prideco, Inc. (b)                                                 13,020
       400   Hanover Compressor Co. (b)                                               4,460
       500   Murphy Oil Corp.                                                        32,655
       600   National-Oilwell, Inc. (b)                                              13,416
       400   Noble Energy, Inc.                                                      17,772
       400   Patterson-UTI Energy, Inc. (b)                                          13,168
       900   Pioneer Natural Resources Co. (b)                                       28,737
       500   Pogo Producing Co.                                                      24,150
       700   Pride International, Inc. (b)                                           13,048
       800   Smith International, Inc. (b)                                           33,216
       500   Tidewater, Inc.                                                         14,940
       800   Valero Energy Corp.                                                     37,072
       500   Varco International, Inc. (b)                                           10,315
       700   Weatherford International, Ltd. (b)                                     25,200
       200   Western Gas Resources, Inc.                                              9,450
     1,300   XTO Energy, Inc.                                                        36,790
                                                                            ---------------
                                                                                    406,703
                                                                            ---------------

             FINANCIALS -- 19.6%
       400   A.G. Edwards, Inc.                                                      14,492
       300   Allmerica Financial Corp. (b)                                            9,231
       400   AMB Property Corp.                                                      13,152
       900   AmeriCredit Corp. (b)                                                   14,337
       200   AmerUs Group Co.                                                         6,994
       600   Associated Banc-Corp.                                                   25,590
       600   Astoria Financial Corp.                                                 22,320
       300   Bank of Hawaii Corp.                                                    12,660

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                       SECURITY
  SHARES                              DESCRIPTION                                VALUE
----------   -----------------------------------------------------------    ---------------
COMMON STOCKS -- (CONTINUED)
             FINANCIALS -- (CONTINUED)
       900   Banknorth Group, Inc.                                          $        29,277
       400   Brown & Brown, Inc.                                                     13,044
       400   City National Corp.                                                     24,848
       700   Colonial BancGroup, Inc.                                                12,124
       700   Compass Bancshares, Inc.                                                27,517
       500   Cullen/Frost Bankers, Inc.                                              20,285
     3,500   E*TRADE Group, Inc. (b)                                                 44,275
       400   Eaton Vance Corp.                                                       14,656
       500   Everest Re Group, Ltd.                                                  42,300
     1,450   Fidelity National Financial, Inc.                                       56,231
       400   First American Corp.                                                    11,908
       300   Greater Bay Bancorp                                                      8,544
       750   GreenPoint Financial Corp.                                              26,490
     1,700   Hibernia Corp., Class A                                                 39,967
       300   Highwoods Properties, Inc.                                               7,620
       200   Horace Mann Educators Corp.                                              2,794
       300   Hospitality Properties Trust                                            12,384
       600   Independence Community Bank Corp.                                       21,582
       300   IndyMac Bancorp, Inc.                                                    8,937
       300   Investment Technology Group, Inc. (b)                                    4,845
       100   Investors Financial Services Corp.                                       3,841
       300   LaBranche & Co., Inc.                                                    3,501
       100   Legg Mason, Inc.                                                         7,718
       300   Leucadia National Corp.                                                 13,830
       400   Liberty Property Trust                                                  15,560
       700   M&T Bank Corp.                                                          68,811
       300   Mack-Cali Realty Corp.                                                  12,486
       400   Mercantile Bankshares Corp.                                             18,232
       300   MONY Group, Inc. (b)                                                     9,387
     1,400   National Commerce Financial Corp.                                       38,192
       500   New Plan Excel Realty Trust                                             12,335
       800   New York Community Bancorp, Inc.                                        30,440
       300   Ohio Casualty Corp. (b)                                                  5,208
     1,800   Old Republic International Corp.                                        45,648
       500   PMI Group, Inc.                                                         18,615
       700   Protective Life Corp.                                                   23,688
       500   Radian Group, Inc.                                                      24,375
       200   Silicon Valley Bancshares (b)                                            7,214
     1,600   Sovereign Bancorp, Inc.                                                 38,000
       300   StanCorp Financial Group, Inc.                                          18,864
       400   TCF Financial Corp.                                                     20,540
       700   United Dominion Realty Trust, Inc.                                      13,440
       600   W.R. Berkley Corp.                                                      20,970
       500   Waddell & Reed Financial, Inc., Class A                                 11,730
       300   Webster Financial Corp.                                                 13,758
       700   Wilmington Trust Corp.                                                  25,200
                                                                            ---------------
                                                                                  1,069,987
                                                                            ---------------

             HEALTH CARE -- 12.6%
       500   AdvancePCS (b)                                                          26,330
       100   Apogent Technologies, Inc. (b)                                           2,304
       600   Apria Healthcare Group, Inc. (b)                                        17,082
       700   Barr Laboratories, Inc. (b)                                             53,865
       300   Charles River Laboratories International, Inc. (b)                      10,299
       500   Community Health Systems, Inc. (b)                                      13,290
       700   Covance, Inc. (b)                                                       18,760
       600   Coventry Health Care, Inc. (b)                                          38,694
     1,200   Cytyc Corp. (b)                                                $        16,512
       600   Edwards Lifesciences Corp. (b)                                          18,048
       500   First Health Group Corp. (b)                                             9,730
       700   Gilead Sciences, Inc. (b)                                               40,698
       200   Henry Schein, Inc. (b)                                                  13,516
       600   Hillenbrand Industries, Inc.                                            37,236
     2,200   IVAX Corp. (b)                                                          52,536
     1,600   Millenium Pharmaceuticals, Inc. (b)                                     29,872
     2,500   Mylan Laboratories, Inc.                                                63,150
       500   Oxford Health Plans, Inc. (b)                                           21,750
       200   PacifiCare Health Systems, Inc. (b)                                     13,520
       400   Perrigo Co.                                                              6,288
       200   Pharmaceutical Resources, Inc. (b)                                      13,030
       500   Protein Design Labs, Inc. (b)                                            8,950
       500   Sepracor, Inc. (b)                                                      11,965
     1,300   SICOR, Inc. (b)                                                         35,360
       700   Steris Corp. (b)                                                        15,820
       600   Universal Health Services, Inc.                                         32,232
       500   Valeant Pharmaceuticals International                                   12,575
       700   Varian Medical Systems, Inc. (b)                                        48,370
       300   VISX, Inc. (b)                                                           6,945
                                                                            ---------------
                                                                                    688,727
                                                                            ---------------

             INDUSTRIALS -- 12.5%
       800   AGCO Corp. (b)                                                          16,112
       100   Alaska Air Group, Inc. (b)                                               2,729
       200   Alexander & Baldwin, Inc.                                                6,738
       400   Ametek, Inc.                                                            19,304
       100   Banta Corp.                                                              4,050
       300   Brink's Co.                                                              6,783
       500   C.H. Robinson Worldwide, Inc.                                           18,955
       200   Career Education Corp. (b)                                               8,014
       300   Carlisle Cos., Inc.                                                     18,258
       800   Ceridian Corp. (b)                                                      16,752
       400   Certegy, Inc.                                                           13,120
       100   CheckFree Corp. (b)                                                      2,765
       100   ChoicePoint, Inc. (b)                                                    3,809
       100   CNF, Inc.                                                                3,390
       500   Corinthian Colleges, Inc. (b)                                           27,780
       300   CSG Systems International, Inc. (b)                                      3,747
       800   DeVry, Inc. (b)                                                         20,104
       800   DST Systems, Inc. (b)                                                   33,408
       400   Dun & Bradstreet Corp. (b)                                              20,284
       300   Dycom Industries, Inc. (b)                                               8,046
       300   EGL, Inc. (b)                                                            5,268
       900   Energizer Holdings, Inc. (b)                                            33,804
       300   Expeditors International of Washington, Inc.                            11,298
       200   Fastenal Co.                                                             9,988
       300   Flowserve Corp. (b)                                                      6,264
       300   GATX Corp.                                                               8,394
       200   Graco, Inc.                                                              8,020
       200   Granite Construction, Inc.                                               4,698
       400   Harsco Corp.                                                            17,528
       200   Herman Miller, Inc.                                                      4,854
       300   HON Industries, Inc.                                                    12,996
       300   Hubbell, Inc., Class B                                                  13,230
       200   J.B. Hunt Transport Services, Inc. (b)                                   5,402

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                       SECURITY
  SHARES                              DESCRIPTION                                VALUE
----------   -----------------------------------------------------------    ---------------
COMMON STOCKS -- (CONTINUED)
             HEALTH CARE -- (CONTINUED)
       300   Jacobs Engineering Group, Inc. (b)                             $        14,403
       600   JetBlue Airways Corp. (b)                                               15,912
       200   Kelly Services, Inc., Class A                                            5,708
       200   Korn/Ferry International (b)                                             2,668
       500   L-3 Communications Holdings, Inc. (b)                                   25,680
       400   Manpower, Inc.                                                          18,832
       500   MPS Group, Inc. (b)                                                      4,675
       200   Nordson Corp.                                                            6,906
       200   Overseas Shipholding Group, Inc.                                         6,810
       500   Pentair, Inc.                                                           22,850
       100   Precision Castparts Corp.                                                4,541
       600   Quanta Services, Inc. (b)                                                4,380
     1,800   Republic Services, Inc.                                                 46,134
       200   Rollins, Inc.                                                            4,510
       100   Sequa Corp., Class A (b)                                                 4,900
       300   Sotheby's Holdings, Inc., Class A (b)                                    4,098
       400   SPX Corp. (b)                                                           23,524
       100   Stericycle, Inc. (b)                                                     4,670
       200   Swift Transportation Co., Inc. (b)                                       4,204
       200   Sylvan Learning Systems, Inc. (b)                                        5,758
       100   Tecumseh Products Co., Class A                                           4,843
       300   Trinity Industries, Inc.                                                 9,252
       300   Valassis Communications, Inc. (b)                                        8,805
       500   Viad Corp.                                                              12,500
       875   Werner Enterprises, Inc.                                                17,054
       200   York International Corp.                                                 7,360
                                                                            ---------------
                                                                                    686,869
                                                                            ---------------

             INFORMATION TECHNOLOGY -- 13.9%
     4,100   3Com Corp. (b)                                                          33,497
       500   Activision, Inc. (b)                                                     9,100
       500   Advanced Fibre Communications, Inc. (b)                                 10,075
       200   Advent Software, Inc. (b)                                                3,486
       700   Affiliated Computer Services, Inc., Class A (b)                         38,122
       600   Arrow Electronics, Inc. (b)                                             13,884
       325   Ascential Software Corp. (b)                                             8,427
     2,600   Atmel Corp. (b)                                                         15,626
       700   Avnet, Inc. (b)                                                         15,162
       300   Avocent Corp. (b)                                                       10,956
       100   Cabot Microelectronics Corp. (b)                                         4,900
     1,500   Cadence Design System, Inc. (b)                                         26,970
       300   CommScope, Inc. (b)                                                      4,899
       300   Credence Systems Corp. (b)                                               3,948
       700   Cypress Semiconductor Corp. (b)                                         14,952
       500   Diebold, Inc.                                                           26,935
       600   Fairchild Semiconductor Corp., Class A (b)                              14,982
       300   Gartner, Inc., Class A (b)                                               3,393
       400   Gartner, Inc., Class B (b)                                               4,352
       400   Harris Corp.                                                            15,180
       400   Imation Corp.                                                           14,060
       400   Integrated Circuit Systems, Inc. (b)                                    11,396
       600   Integrated Device Technology, Inc. (b)                                  10,302
       400   International Rectifier Corp. (b)                                       19,764
       300   Internet Security Systems, Inc. (b)                                      5,649
     1,400   Intersil Corp., Class A                                                 34,790
       500   Jack Henry & Associates, Inc.                                           10,290
       400   Keane, Inc. (b)                                                          5,856
       500   KEMET Corp. (b)                                                $         6,845
       100   Lam Research Corp. (b)                                                   3,230
       600   Lattice Semiconductor Corp. (b)                                          5,808
       300   LTX Corp. (b)                                                            4,509
       300   Macromedia, Inc. (b)                                                     5,352
       600   McDATA Corp., Class A (b)                                                5,718
       400   Mentor Graphics Corp. (b)                                                5,816
       500   Micrel, Inc. (b)                                                         7,790
     1,600   Microchip Technology, Inc.                                              53,376
     1,700   Network Associates, Inc. (b)                                            25,568
       200   Newport Corp. (b)                                                        3,306
       200   Plantronics, Inc. (b)                                                    6,530
       200   Plexus Corp. (b)                                                         3,434
       500   Polycom, Inc. (b)                                                        9,760
       300   Powerwave Technologies, Inc. (b)                                         2,295
       900   Quantum Corp. (b)                                                        2,808
       300   Retek, Inc. (b)                                                          2,784
       400   Reynolds & Reynolds Co., Class A                                        11,620
     1,000   RF Micro Devices, Inc. (b)                                              10,050
       300   RSA Security, Inc. (b)                                                   4,260
       400   SanDisk Corp. (b)                                                       24,456
       400   Semtech Corp. (b)                                                        9,092
       300   Silicon Laboratories, Inc. (b)                                          12,966
     1,200   Storage Technology Corp. (b)                                            30,900
     1,000   Sybase, Inc. (b)                                                        20,580
       200   Synopsys, Inc. (b)                                                       6,752
       300   Tech Data Corp. (b)                                                     11,907
       400   Titan Corp. (b)                                                          8,724
       200   Transaction Systems Architects, Inc., Class A (b)                        4,526
       700   TriQuint Semiconductor, Inc. (b)                                         4,949
       200   Varian, Inc. (b)                                                         8,346
     1,800   Vishay Intertechnology, Inc. (b)                                        41,220
       400   Wind River Systems, Inc. (b)                                             3,504
                                                                            ---------------
                                                                                    759,734
                                                                            ---------------

             MATERIALS -- 3.5%
       400   Airgas, Inc.                                                             8,592
       200   Albemarle Corp.                                                          5,994
       300   Arch Coal, Inc.                                                          9,351
       300   Bowater, Inc.                                                           13,893
       100   Carpenter Technology Corp.                                               2,957
       600   Crompton Corp.                                                           4,302
       200   Cytec Industries, Inc. (b)                                               7,678
       200   Ferro Corp.                                                              5,442
       200   FMC Corp. (b)                                                            6,826
       200   Glatfelter                                                               2,490
       200   IMC Global, Inc.                                                         1,986
       300   Longview Fibre Co.                                                       3,705
       600   Lubrizol Corp.                                                          19,512
       400   Lyondell Chemical Co.                                                    6,780
       100   Minerals Technologies, Inc.                                              5,925
       300   Olin Corp.                                                               6,018
     1,100   Packaging Corp. of America                                              24,046
       300   Peabody Energy Corp.                                                    12,513
       200   Potlatch Corp.                                                           6,954
       279   Rayonier, Inc.                                                          11,581
       600   RPM International, Inc.                                                  9,876

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                       SECURITY
  SHARES                              DESCRIPTION                                VALUE
----------   -----------------------------------------------------------    ---------------
COMMON STOCKS -- (CONTINUED)
             MATERIALS -- (CONTINUED)
       200   Scotts Co. (b)                                                 $        11,832
       300   Wausau-Mosinee Paper Corp.                                               4,056
                                                                            ---------------
                                                                                    192,309
                                                                            ---------------
             TELECOMMUNICATION SERVICES -- 0.2%
     1,300   Cincinnati Bell, Inc. (b)                                                6,565
       300   Price Communications Corp. (b)                                           4,119
                                                                            ---------------
                                                                                     10,684
                                                                            ---------------
             UTILITIES -- 6.1%
       300   AGL Resources, Inc.                                                      8,730
       500   ALLETE, Inc.                                                            15,300
       600   Alliant Energy Corp.                                                    14,940
     1,000   Aquila, Inc. (b)                                                         3,390
       200   Black Hills Corp.                                                        5,966
       700   DPL, Inc.                                                               14,616
       400   Duquesne Light Holdings, Inc.                                            7,336
       800   Energy East Corp.                                                       17,920
       400   Great Plains Energy, Inc.                                               12,728
       200   Hawaiian Electric Industries, Inc.                                       9,474
       200   IDACORP, Inc.                                                            5,984
       600   MDU Resources Group, Inc.                                               14,286
       400   National Fuel Gas Co.                                                    9,776
       700   Northeast Utilities                                                     14,119
       300   NSTAR                                                                   14,550
       500   OGE Energy Corp.                                                        12,095
       400   ONEOK, Inc.                                                              8,832
       900   Pepco Holdings, Inc.                                                    17,586
       500   Philadelphia Suburban Corp.                                             11,050
       200   PNM Resources, Inc.                                                      5,620
       500   Puget Energy, Inc.                                                      11,885
       500   Questar Corp.                                                           17,575
       600   SCANA Corp.                                                             20,550
       600   Sierra Pacific Resources (b)                                             4,404
       400   Vectren Corp.                                                            9,860
       400   Westar Energy, Inc.                                                      8,100
       300   WGL Holdings, Inc.                                                       8,337
       600   Wisconsin Energy Corp.                                                  20,070
       200   WPS Resources Corp.                                                      9,246
                                                                            ---------------
                                                                                    334,325
                                                                            ---------------
             Total Common Stocks                                                  5,321,648
                                                                            ---------------

INVESTMENT COMPANIES -- 2.9%
    53,457   BNY Hamilton Money Fund                                        $        53,457
     1,000   S&P 400 Mid-Cap Depositary Receipt                                     105,400
                                                                            ---------------
             Total Investment Companies                                             158,857
                                                                            ---------------
             TOTAL (COST $4,481,563)-- 100.1%                               $     5,480,505
                                                                            ===============

----------
Percentages indicated are based on net assets of $5,473,491.
  (a) Represents cost for financial reporting purposes, is substantially the same as cost for federal income tax purposes, and differs from value by unrealized appreciation of securities as follows:

             Unrealized appreciation                    $     1,088,006
             Unrealized depreciation                            (89,064)
                                                        ---------------
             Net unrealized appreciation                $       998,942
                                                        ===============

  (b) Represents non-income producing security.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

AMSOUTH MID CAP FUND

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2003

ASSETS:
   Investments, at value (cost $4,481,563)                                         $     5,480,505
   Cash                                                                                         37
   Dividends receivable                                                                      3,581
   Prepaid expenses and other assets                                                           139
                                                                                   ---------------
     Total Assets                                                                        5,484,262
                                                                                   ---------------

LIABILITIES:
     Accrued expenses and other payables:
     Investment advisory fees                                                                    4
     Shareholder servicing fees                                                              1,142
     Custody fees                                                                               27
     Other                                                                                   9,598
                                                                                   ---------------
        Total Liabilities                                                                   10,771
                                                                                   ---------------

NET ASSETS:
     Capital                                                                             6,301,781
     Accumulated net investment income/(loss)                                                   (1)
     Accumulated net realized gains/(losses) from investment transactions               (1,827,231)
     Unrealized appreciation/depreciation from investments                                 998,942
                                                                                   ---------------
        Net Assets                                                                 $     5,473,491
                                                                                   ===============
     Outstanding units of beneficial interest (shares)                                     689,515
                                                                                   ===============
     Net Asset Value                                                               $          7.94
                                                                                   ===============

THE ACCOMPANYING NOTES ARE INTEGRAL PART OF THIS FINANCIAL STATEMENT.

AMSOUTH MID CAP FUND

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2003

INVESTMENT INCOME:
   Dividend income                                                                 $        54,946
                                                                                   ---------------
     Total income                                                                           54,946
                                                                                   ---------------

EXPENSES:
     Investment advisory fees                                                               39,226
     Administration fees                                                                     8,717
     Shareholder servicing fees                                                             10,896
     Accounting fees                                                                        20,328
     Audit fees                                                                              9,387
     Legal fees                                                                              2,947
     Transfer agent fees                                                                    10,000
     Trustee fees                                                                              101
     Other fees                                                                              3,313
                                                                                   ---------------
        Total expenses before fee reductions/reimbursements                                104,915
     Expenses reduced/reimbursed by Investment Advisor                                     (32,312)
     Expenses reduced by Administrator                                                      (8,717)
     Expenses reduced by Transfer Agent                                                     (9,346)
                                                                                   ---------------
     Net expenses                                                                           54,540
                                                                                   ---------------
Net Investment Income/(Loss)                                                                   406
                                                                                   ---------------

REALIZED/UNREALIZED GAINS/(LOSSES) FROM INVESTMENTS:
   Net realized gains/(losses) from investment transactions                                (52,195)
   Change in unrealized appreciation/depreciation from investments                       1,398,836
                                                                                   ---------------
     Net realized/unrealized gains/(losses) from investments                             1,346,641
                                                                                   ---------------
     Change in net assets resulting from operations                                $     1,347,047
                                                                                   ===============

THE ACCOMPANYING NOTES ARE INTEGRAL PART OF THIS FINANCIAL STATEMENT.

AMSOUTH MID CAP FUND

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                      YEAR ENDED        YEAR ENDED
                                                                                     DECEMBER 31,       DECEMBER 31,
                                                                                        2003               2002
                                                                                   ---------------    ---------------
OPERATIONS:
   Net investment income/(loss)                                                    $           406    $       (25,128)
   Net realized gains/(losses) from investment transactions                                (52,195)          (260,691)
   Change in unrealized appreciation/depreciation from investments                       1,398,836           (728,467)
                                                                                   ---------------    ---------------
   Change in net assets resulting from operations                                        1,347,047         (1,014,286)
                                                                                   ---------------    ---------------

DISTRIBUTIONS TO SHAREHOLDERS:
   From net investment income                                                               (1,099)                --
                                                                                   ---------------    ---------------
   Change in net assets from shareholder distributions                                      (1,099)                --
                                                                                   ---------------    ---------------

CAPITAL TRANSACTIONS:
   Proceeds from shares issued                                                             409,901            558,455
   Dividends reinvested                                                                      1,099                 --
   Cost of shares redeemed                                                                 (72,047)           (67,106)
                                                                                   ---------------    ---------------
   Change in net assets from capital share transactions                                    338,953            491,349
                                                                                   ---------------    ---------------
   Change in net assets                                                                  1,684,901           (522,937)

NET ASSETS:
   Beginning of period                                                                   3,788,590          4,311,527
                                                                                   ---------------    ---------------
   End of period                                                                   $     5,473,491    $     3,788,590
                                                                                   ===============    ===============

SHARE TRANSACTIONS:
   Issued                                                                                   59,919             83,421
   Reinvested                                                                                  193                 --
   Redeemed                                                                                (10,740)           (11,070)
                                                                                   ---------------    ---------------
   Change in shares                                                                         49,372             72,351
                                                                                   ===============    ===============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

AMSOUTH MID CAP FUND

FINANCIAL HIGHLIGHTS

     Selected data for a share outstanding throughout the period indicated.

                                                                YEAR ENDED       YEAR ENDED       YEAR ENDED      PERIOD ENDED
                                                               DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                                                   2003             2002             2001           2000 (a)
                                                               ------------     ------------     ------------     ------------
NET ASSET VALUE, BEGINNING OF PERIOD                           $       5.92     $       7.59     $      10.00     $      10.00
                                                               ------------     ------------     ------------     ------------
OPERATIONS:
Net investment income/(loss)                                             --(d)         (0.04)           (0.09)              --
Net realized/unrealized gains/(losses) from investments                2.02            (1.63)           (2.32)              --
                                                               ------------     ------------     ------------     ------------
Total from operations                                                  2.02            (1.67)           (2.41)              --
                                                               ------------     ------------     ------------     ------------

DISTRIBUTIONS:
From net investment income                                               --(d)            --               --               --
                                                               ------------     ------------     ------------     ------------
Total Distributions                                                      --(d)            --               --               --
                                                               ------------     ------------     ------------     ------------
Net Asset Value, End of Period                                 $       7.94     $       5.92     $       7.59     $      10.00
                                                               ============     ============     ============     ============
Total Return                                                          34.16%          (22.00%)         (24.10%)           0.00%(b)

RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000)                              $      5,473     $      3,789     $      4,312     $      4,999
Ratio of expenses to average net assets                                1.25%            1.25%            1.24%            1.25%(c)
Ratio of net investment income to average net assets                   0.01%           (0.63%)          (1.11%)          (1.25%)(c)
Ratio of expenses to average net assets*                               2.40%            2.39%            2.40%           15.16%(c)
Portfolio turnover                                                    67.75%          186.20%          101.57%            0.00%

----------
(a) For the period from December 29, 2000 (commencement of operations) through December 31, 2000.
(b)  Not annualized.
(c)  Annualized.
(d)  Less than one cent per share.
  * During the period certain fees were reduced/reimbursed. If such reductions/reimbursements had not occurred, the ratios would have been as indicated.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

AMSOUTH VARIABLE INSURANCE FUNDS

NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2003

1.   ORGANIZATION:

     The Variable Insurance Funds (the "Trust") was organized on July 20, 1994, and is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company established as a Massachusetts business trust.

     The Trust is authorized to issue an unlimited number of shares without par value. As of the date of this report, the Trust offered multiple separate series, each with its own investment objective. The accompanying financial statements are for the AmSouth Enhanced Market Fund ("Enhanced Fund"), the AmSouth International Equity Fund ("International Fund"), the AmSouth Large Cap Fund ("Large Cap Fund") and the AmSouth Mid Cap Fund ("Mid Cap Fund") (collectively, "the Funds" and individually "a Fund"). Shares of the Funds are offered to a separate account of New York Life Insurance and Annuity Company ("New York Life"), as well as other eligible purchasers. The other funds of the Trust are presented elsewhere.

2.   SIGNIFICANT ACCOUNTING POLICIES:

     The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States ("GAAP"). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

     SECURITIES VALUATION--Portfolio securities listed or traded on domestic securities exchanges or the NASDAQ/NMS, including dollar-dominated foreign securities ("ADR's"), are valued at the closing price on the exchange or system where the security is principally traded. If there have been no sales for that day on any exchange or system, a security is valued at the mean between the closing bid and asked quotes on the exchange or system where the security is principally traded or at the NASDAQ official closing price, if applicable. Investments for which market quotations, are not readily available are valued at fair value as determined in good faith by the Adviser under the direction and supervision of the Board of Trustees.

     Corporate debt securities and debt securities of U.S. issuers (other than short-term investments maturing in 60 days of less), including municipal securities, are valued on the basis of valuations provided by dealers or by an independent pricing service approved by the Board of Trustees. Portfolio securities with a remaining maturity of 60 days or less are valued either at amortized cost or original cost plus accrued interest, which approximates current value. Investments in investment companies are valued at their net asset values as reported by such companies.

     RESTRICTED SECURITIES--The investments in restricted securities are valued by the Board of Trustees, or by procedures approved by the Board of Trustees, by considering pertinent factors, including the results of operations and the sales price of recent private placements in its common stock. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term.

     SECURITIES TRANSACTIONS AND RELATED INCOME--Securities transactions are accounted for no later than the date the security is purchased or sold (trade date plus one day). Interest income is recognized on the accrual basis and includes, where applicable, the pro rata amortization of premium or discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

     FINANCIAL FUTURES CONTRACTS--The Funds may invest in financial futures contracts for the purpose of hedging their existing portfolio securities, or securities that it intends to purchase, against fluctuations in fair value caused by changes in prevailing market interest rates or other market factors. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other asset equal to a certain percentage of contract amount ("initial margin deposit"). Subsequent payments, known as "variation margin," are made or received by the Fund each day, depending on the daily fluctuations in the fair value of underlying security. A Fund recognizes a gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and the underlying hedged assets.

     FOREIGN CURRENCY TRANSLATION-- The market value of investment securities, other assets and liabilities of the International Fund denominated in foreign currency are translated into U.S dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S dollars at the exchange rate on the dates of the transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments.

     Reported net realized foreign exchange gains or losses arise from sales and maturities of Fund securities, sales of foreign currencies, currency exchange fluctuations between the trade and settlement dates of securities transactions, and the differences between the amounts of assets and liabilities recorded and the U.S dollar equivalent of amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of the assets and liabilities, including investments in securities, resulting from changes in currency exchange rates.

     RISK ASSOCIATED WITH FOREIGN SECURITIES AND CURRENCIES--Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include adverse future political and economic developments and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those countries.

     Certain countries may also impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investment in issuers or industries deemed sensitive to the relevant nation's interests. These factors may limit the investment opportunities available to the International Equity Fund or result in lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

     FORWARD CURRENCY CONTRACTS--The International Fund may enter into a forward currency contract ("forward") which is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of the forward fluctuates with changes in currency exchange rates. The forward is marked- to- market daily and the change in market value is recorded by the Fund as unrealized appreciation or depreciation. When the forward is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The Fund could be exposed to risk if a counterparty is unable to meet the terms of a forward or if the value of the currency changes unfavorably.

     Forwards may involve market or credit risk in excess of the amounts reflected on the Fund's statement of assets and liabilities. The gain or loss from the difference between the cost of original contracts and the amount realized upon the closing of such contracts is included in the net realized gains/losses from investment and foreign currency transactions. Fluctuations in the value of forwards held are recorded for financial reporting purposes as unrealized gains and losses by the Fund. There were no forwards open at December 31, 2003.

     DIVIDENDS TO SHAREHOLDERS--Dividends from net investment income, if any, are declared and paid monthly for the Enhanced Fund, the Large Cap Fund, and the Mid Cap Fund, and annually for the International Fund. Distributable net realized gains, if any, are declared and distributed at least annually. Dividends from net investment income and net realized capital gains are determined in accordance with income tax regulations, which may differ from GAAP. These "book/tax" differences are considered to be either temporary or permanent in nature. To the extent these differences are permanent in nature (i.e. distributions in excess of net investment income and tax treatment of foreign currency gains & losses), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassifications. To the extent these differences exceed net investment income and net realized gains for tax purposes, they are reported as distribution of capital.

     FEDERAL INCOME TAXES--It is the intention of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

     OTHER--Expenses that are directly related to a Fund are charged directly to that Fund, while general Trust expenses are allocated between the Funds based on their relative net assets or another appropriate method.

3.   PURCHASES AND SALES OF SECURITIES:

     Purchases and sales of portfolio securities (excluding short-term securities) for the year ended December 31, 2003, were as follows:

                           PURCHASES       SALES
                         ------------   ------------
Enhanced Fund            $  3,244,285   $  2,700,198
International Fund          1,334,058      1,088,069
Large Cap Fund              1,268,154        351,973
Mid Cap Fund                3,360,274      2,939,688

4.   RELATED PARTY TRANSACTIONS:

     AmSouth Asset Management, Inc. ("AAMI") serves as investment advisor for the Funds. Under the terms of the investment advisory agreement, AAMI is entitled to receive fees based on a percentage of the average daily net assets of the Funds as follows:

     FUNDS                              ADVISORY FEES
     -----------------                  ------------
     Enhanced Fund                          0.45%
     International Fund                     1.00%
     Large Cap Fund                         0.70%
     Mid Cap Fund                           0.90%

     AAMI has voluntary agreed to reduce and/ or reimburse its fees for the Funds to the extent necessary to maintain the indicated expense ratios:

     FUNDS                                      EXPENSE RATIOS
     -----------------                          --------------
     Enhanced Fund                                  1.25%
     International Fund                             1.50%
     Large Cap Fund                                 1.25%
     Mid Cap Fund                                   1.25%

     AmSouth Bank serves as custodian for the Enhanced Fund, Large Cap Fund, and Mid Cap Fund. The Bank of New York serves as custodian for the International Fund. Pursuant to their respective Custodian Agreements with the Trust, AmSouth Bank and The Bank of New York receive compensation from the respective Funds for such services in an amount equal to an asset-based fee plus fixed fees charged for certain portfolio transactions and out-of-pocket expenses.

     BISYS Fund Services Ohio, Inc. ("BISYS Ohio") with which certain officers and trustees of the Trust are affiliated, serves the Trust as Administrator. Such officers and trustees are paid no fees directly by the Trust for serving as officers and trustees of the Trust. Under the terms of the Management and Administration Agreement between BISYS Ohio and the Trust, BISYS Ohio's fees are computed based on an annual percentage of 0.20% of the average daily net assets of the Funds. BISYS Fund Services Limited Partnership ("BISYS") serves, without compensation, as Distributor of the Funds. BISYS Ohio also serves the Funds as Transfer Agent and provides certain accounting services to the Trust pursuant to a Fund Accounting Agreement. BISYS, an Ohio limited partnership, and BISYS Ohio are subsidiaries of The BISYS Group, Inc.

     Shares of the Trust are subject to a Variable Contract Owner Servicing Plan (the "Servicing Plan") permitting payment of compensation to financial institutions that agree to provide certain administrative support services for their customers or account holders. The Funds have entered into a specific arrangement with New York Life Insurance and Annuity Corporation ("New York Life") for the provision of such services and reimburses New York Life for its cost of providing these services, subject to a maximum annual rate equal to 0.25% of the average daily net assets of the Funds.

5.   FEDERAL INCOME TAX INFORMATION:

     At December 31, 2003, the following Funds have capital loss carryforwards, which are available to offset future capital gains, if any, on securities transactions to the extent provided for in the Code:

                                          AMOUNT      EXPIRES
                                        -----------   --------
     Enhanced Fund                      $   404,430     2009
                                            355,635     2010
                                            365,826     2011
     International Fund                     948,747     2009
                                          1,212,767     2010
     Large Cap Fund                         146,194     2010
                                            138,120     2011
     Mid Cap Fund                         1,514,345     2009
                                            252,436     2010
                                             60,451     2011

     The Funds designate the following eligible distributions for the dividends received deductions for corporations for the year ended December 31, 2003.

                                          PERCENTAGE
                                          ----------
     Enhanced Fund                          100%
     Large Cap Fund                         100%
     Mid Cap Fund                           100%

     The tax character of distributions paid during fiscal year ended December 31, 2003 was as follows (Total distributions paid differ from the Statement of Changes in Net Assets because for tax purposes dividends are recognized when actually paid.):

                           DISTRIBUTIONS PAID FROM:
                         ---------------------------
                             NET            NET             TOTAL           TAX          TAX RETURN        TOTAL
                          INVESTMENT     LONG TERM         TAXABLE         EXEMPT            OF        DISTRIBUTIONS
                            INCOME      CAPITAL GAINS   DISTRIBUTIONS   DISTRIBUTIONS     CAPITAL          PAID
                         ------------   -------------   -------------   -------------   ------------   -------------
     Enhanced Fund       $     41,998             --    $      41,998              --             --   $      41,998
     International Fund        49,717             --           49,717              --             --          49,717
     Large Cap Fund            15,930             --           15,930              --             --          15,930
     Mid Cap Fund               1,099             --            1,099              --             --           1,099

     As of December 31, 2003, the components of accumulated earnings/(deficit) on a tax basis was as follows (The differences between book-basis and tax-basis unrealized appreciation/(depreciation) is attributed primarily to tax deferral of losses on wash sales and the difference between book and tax amortization methods for premium and market discount.):

                                           UNDISTRIBUTED                               ACCUMULATED                      TOTAL
                            UNDISTRIBUTED    LONG-TERM                                   CAPITAL      UNREALIZED      ACCUMULATED
                              ORDINARY        CAPITAL     ACCUMULATED  DISTRIBUTIONS    AND OTHER    APPRECIATION/     EARNINGS/
                               INCOME          GAINS       EARNINGS       PAYABLE        LOSSES      DEPRECIATION      (DEFICIT)
                            -------------  -------------  -----------  -------------  -------------  -------------  ---------------
     Enhanced Fund          $          --  $          --  $        --  $          --  $  (1,125,891) $     360,149  $      (765,742)
     International Fund                --             --           --             --     (2,161,514)     1,945,684         (215,830)
     Large Cap Fund                   260             --          260             --       (284,314)      (212,005)        (496,059)
     Mid Cap Fund                      --             --           --             --     (1,827,232)       998,942         (828,290)

REPORT OF INDEPENDENT AUDITORS

To the Board of Trustees and Shareholders
AmSouth Variable Insurance Funds

We have audited the accompanying statements of assets and liabilities, including the schedules of portfolio investments, of the AmSouth Variable Insurance Funds (comprised of AmSouth Enhanced Market Fund, AmSouth International Equity Fund, AmSouth Large Cap Fund and AmSouth Mid Cap Fund) (the Funds) as of December 31, 2003, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years then ended, and the financial highlights for each of the three years then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The financial highlights presented herein for the period ended December 31, 2000 were audited by other auditors whose report dated February 20, 2001 expressed an unqualified opinion.

We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting the Funds as of December 31, 2003, the results of their operations for the year then ended, the changes in their net assets for each of the two years then ended, and their financial highlights for each of the three years then ended, in conformity with accounting principles generally accepted in the United States.


                                                     /s/ Ernstt & Young LLP

Columbus, Ohio
February 13, 2004

TRUSTEES OF THE TRUST (UNAUDITED)

                                                                                               NUMBER OF
                                                                                             PORTFOLIOS IN
                                   POSITION(S)    TERM OF OFFICE                             FUND COMPLEX
                                    HELD WITH      AND LENGTH OF    PRINCIPAL OCCUPATION(S)   OVERSEEN BY      OTHER TRUSTEESHIPS
NAME, ADDRESS, AND DATE OF BIRTH      FUND          TIME SERVED       DURING PAST 5 YEARS       TRUSTEE         HELD BY TRUSTEE*
--------------------------------   -----------  ------------------  -----------------------  -------------  ------------------------
NON-INTERESTED TRUSTEES

James H. Woodward                  Trustee      Indefinite          Chancellor, University         24       J.A. Jones, Inc.
University of North                             4/97 to present      of North Carolina at
   Carolina at Charlotte                                               Charlotte--7/89 to                   AmSouth Mutual Funds (28
9201 University City Blvd.                                                  present                         portfolios)
Charlotte, NC 28223
Date of Birth: 11/24/1939

Michael Van Buskirk                Trustee      Indefinite              Chief Executive            24       Coventry Corporation
3435 Stelzer Road                               4/97 to present     Officer, Ohio Bankers
Columbus, OH 43219                                                  Assoc. (industry trade
Date of Birth: 2/22/1947                                            association)--5/91 to
                                                                           present

INTERESTED TRUSTEE

Walter B. Grimm(1)                 Trustee      Indefinite          Employee of BISYS Fund         24       American Performance
3435 Stelzer Road                               4/97 to present        Services--6/92 to
Columbus, OH 43219                                                          present                         Conventry Group
Date of Birth: 6/3/1945
                                                                                                            Legacy Funds Group

                                                                                                            Performance Funds Trust

                                                                                                            United American Cast
                                                                                                            Reserves

-----------
*   Not reflected in prior column.
(1) Mr. Grimm may be deemed to be an "interested person," as defined by the Investment Company Act of 1940 Act, because of his employment with BISYS Fund Services.

                                            POSITION(S)             TERM OF OFFICE
                                             HELD WITH               AND LENGTH OF     PRINCIPAL OCCUPATION(S)
NAME, ADDRESS, AND DATE OF BIRTH               FUND                   TIME SERVED       DURING PAST 5 YEARS
--------------------------------   -----------------------------   ------------------  -----------------------
EXECUTIVE OFFICERS

Walter B. Grimm                    President and Chairman of the       Indefinite      Employee of BISYS Fund
3435 Stelzer Road                  Board                            4/97 to present      Services (6/92 to
Columbus, OH 43219                                                                           present)
Date of Birth: 6/30/45

Charles L. Booth                   Vice President and Assistant        Indefinite      Employee of BISYS Fund
3435 Stelzer Road                  Secretary                        4/99 to present       Services (4/91 to
Columbus, OH 43219                                                                          present)
Date of Birth: 4/4/60

Alaina Metz                        Secretary                           Indefinite      Employee of BISYS Fund
3435 Stelzer Road                                                   4/97 to present       Services (6/95 to
Columbus, OH 43219                                                                           present)
Date of Birth: 4/4/67

Adam Ness                          Treasurer                           Indefinite      Employee of BISYS Fund
3435 Stelzer Road                                                   5/03 to present       Services (6/98 to
Columbus, OH 43219                                                                           present)
Date of Birth: 10/14/72

Chris Sabato                       Assistant Treasurer                 Indefinite      Employee of BISYS Fund
3435 Stelzer Road                                                   5/03 to present       Services (2/98 to
Columbus, OH 43219                                                                           present)
Date of Birth:12/15/1968

The officers of the Trust are interested persons (as defined in the 1940 Act) and receive no compensation directly from the Funds for performing the duties of their offices.

The Statement of Additional Information includes additional information about the Trust's Trustees and Officers. To obtain a copy of the Statement of Additional Information without charge, call 1-800-862-6668.

ITEM 2. CODE OF ETHICS.

     Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

     THE REGISTRANT HAS ADOPTED A CODE OF ETHICS THAT APPLIES TO THE REGISTRANT'S PRINCIPAL EXECUTIVE OFFICER, PRINCIPAL FINANCIAL OFFICER, PRINCIPAL ACCOUNTING OFFICER OR CONTROLLER, OR PERSONS PERFORMING SIMILAR FUNCTIONS. THIS CODE OF ETHICS IS INCLUDED AS EXHIBIT 11 (a)(1).


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

        (a) (1) Disclose that the registrant's board of directors has determined that the registrant either:

                (i) Has at least one audit committee financial expert serving on its audit committee; or

                (ii) Does not have an audit committee financial expert serving on its audit committee.

REGISTRANT'S BOARD OF TRUSTEES HAS DETERMINED THAT DURING THE FISCAL YEAR ENDED DECEMBER 31, 2003, ITS AUDIT COMMITTEE DID NOT HAVE ANY MEMBER THAT QUALIFIED AS AN "AUDIT COMMITTEE FINANCIAL EXPERT" AS DEFINED UNDER RULES ADOPTED BY THE SECURITIES AND EXCHANGE COMMISSION.

            (2) If the registrant provides the disclosure required by paragraph
            (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

                (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

                (ii) Be an "interested person" of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C.
                80a-2(a)(19)).

NOT APPLICABLE.

            (3) If the registrant provides the disclosure required by paragraph
            (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

UPON CAREFUL REVIEW OF THE BACKGROUND AND QUALIFICATIONS OF EACH MEMBER OF THE AUDIT COMMITTEE, THE BOARD IS SATISFIED THAT EACH AUDIT COMMITTEE MEMBER HAS SUFFICIENT KNOWLEDGE, EXPERIENCE, AND SKILLS TO PERFORM THE FUNCTIONS REQUIRED OF HIM UNDER THE FUNDS' AUDIT COMMITTEE CHARTER ADOPTED BY THE BOARD OF TRUSTEES AND TO CARRY OUT SUCH FUNCTIONS WITH THE DUTY OF CARE REQUIRED OF SUCH MEMBER. IN ADDITION, THE BOARD OF TRUSTEES NOTES THAT THE AUDIT COMMITTEE CHARTER PROVIDES THAT THE AUDIT COMMITTEE MEMBERS ARE AUTHORIZED TO RETAIN, AT REGISTRANT'S EXPENSE, SPECIAL COUNSEL AND SUCH OTHER EXPERTS OR CONSULTANTS AS MAY BE NECESSARY TO ASSIST THE COMMITTEE IN DISCHARGING ITS RESPONSIBILITIES.

IN ADDITION, AT A MEETING HELD ON MARCH 3, 2004, THE BOARD OF TRUSTEES NOMINATED AND APPOINTED A NEW MEMBER OF THE BOARD OF TRUSTEES, MAURICE G. STARK, APPOINTED MR. STARK AS A MEMBER OF THE REGISTRANT'S AUDIT COMMITTEE, AND DETERMINED THAT MR. STARK IS AN AUDIT COMMITTEE FINANCIAL EXPERT AND IS "INDEPENDENT" FOR PURPOSES OF THIS ITEM.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

          (a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

AUDIT FEES.
FOR THE FISCAL YEARS ENDED DECEMBER 31, 2003 AND DECEMBER 31, 2002, AUDIT FEES FOR THE TRUST TOTALED APPROXIMATELY $80,700 AND $69,000, RESPECTIVELY, INCLUDING FEES ASSOCIATED WITH THE ANNUAL AUDIT AND FILINGS OF THE TRUST'S FORM N-1A.

          (b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

AUDIT-RELATED FEES.
FOR THE FISCAL YEARS ENDED DECEMBER 31, 2003 AND DECEMBER 31, 2002, AUDIT-RELATED FEES FOR THE TRUST TOTALED APPROXIMATELY $0 AND $0, RESPECTIVELY.

          (c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

TAX FEES.
FOR THE FISCAL YEARS ENDED DECEMBER 31, 2003 AND DECEMBER 31, 2002, TAX FEES FOR THE TRUST INCLUDING TAX COMPLIANCE, TAX ADVICE AND TAX PLANNING, TOTALED APPROXIMATELY $10,300 AND $8,700, RESPECTIVELY.

          (d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

ALL OTHER FEES
FOR THE FISCAL YEARS ENDED DECEMBER 31, 2003 AND DECEMBER 31, 2002, OTHER FEES BILLED TO THE TRUST TOTALED APPROXIMATELY $0 AND $0, RESPECTIVELY.

          (e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

EXCEPT AS PERMITTED BY RULE 2-01(c)(7)(i)(C) OF REGULATION S-X, THE TRUST'S AUDIT COMMITTEE MUST PRE-APPROVE ALL AUDIT AND NON-AUDIT SERVICES PROVIDED BY THE INDEPENDENT ACCOUNTANTS RELATING TO THE OPERATIONS OR FINANCIAL REPORTING OF THE FUNDS. PRIOR TO THE COMMENCEMENT OF ANY AUDIT OR NON-AUDIT SERVICES TO A FUND, THE AUDIT COMMITTEE REVIEWS THE SERVICES TO DETERMINE WHETHER THEY ARE APPROPRIATE AND PERMISSIBLE UNDER APPLICABLE LAW.

                2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

NONE OF THE SERVICES SUMMARIZED IN (a)-(d), ABOVE, WERE APPROVED BY THE AUDIT COMMITTEE PURSUANT TO RULE 2-01(c)(7)(i)(C) OF REGULATION S-X.

          (f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

NOT APPLICABLE.

          (g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

FOR THE FISCAL YEARS ENDED DECEMBER 31, 2003 AND DECEMBER 31, 2002, NON-AUDIT FEES BILLED TO THE TRUST FOR SERVICES PROVIDED TO THE TRUST AND ANY OF THE TRUST'S INVESTMENT ADVISERS AND ANY ENTITY CONTROLLING, CONTROLLED BY, OR UNDER COMMON CONTROL WITH THE INVESTMENT ADVISER THAT PROVIDES ONGOING SERVICES TO THE TRUST FOR EACH OF THE LAST TWO FISCAL YEARS OF THE TRUST, TOTALED APPROXIMATELY $478,732 AND $657,533, RESPECTIVELY.

          (h) Disclose whether the registrant's audit committee of the board of directors has considered whether the provision of nonaudit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph
(c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

THE AUDIT COMMITTEE HAS CONSIDERED THAT THE PROVISION OF NON-AUDIT SERVICES THAT WERE RENDERED TO THE REGISTRANT'S INVESTMENT ADVISER AND ANY ENTITY CONTROLLING, CONTROLLED BY, OR UNDER COMMON CONTROL WITH THE INVESTMENT ADVISER THAT PROVIDES ONGOING SERVICES TO THE REGISTRANT THAT WERE NOT PRE-APPROVED PURSUANT TO PARAGRAPH (c)(7)(ii) OF RULE 2-01 OF REGULATION S-X IS COMPATIBLE WITH MAINTAINING THE PRINCIPAL ACCOUNTANT'S INDEPENDENCE.

ITEM 5.   AUDIT COMMITTEE OF LISTED REGISTRANTS.

          (a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant's audit committee as specified in Section 3(a)(58)(B)
               of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.
          (b)  If applicable, provide the disclosure required by Rule 10A-3(d)
               under the Exchange Act (17CFR 240.10A-3(d)) regarding an
               exemption from the listing standards for all audit committees.

NOT APPLICABLE.

ITEM 6.   [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

          A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

NOT APPLICABLE.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

(a) If the registrant is a closed-end management investment company, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any "affiliated purchaser," as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant's equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

NOT APPLICABLE.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

NOT APPLICABLE.

ITEM 10. CONTROLS AND PROCEDURES.

        (a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

THE REGISTRANT'S PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER HAVE CONCLUDED, BASED ON THEIR EVALUATION OF THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES AS CONDUCTED WITHIN 90 DAYS OF THE FILING DATE OF THIS REPORT, THAT THESE DISCLOSURE CONTROLS AND PROCEDURES ARE ADEQUATELY DESIGNED AND ARE OPERATING EFFECTIVELY TO ENSURE THAT INFORMATION REQUIRED TO BE DISCLOSED BY THE REGISTRANT ON FORM N-CSR IS (i) ACCUMULATED AND COMMUNICATED TO THE INVESTMENT COMPANY'S MANAGEMENT, INCLUDING ITS CERTIFYING OFFICERS, TO ALLOW TIMELY DECISIONS REGARDING REQUIRED DISCLOSURE; AND (ii) RECORDED, PROCESSED, SUMMARIZED AND REPORTED WITHIN THE TIME PERIODS SPECIFIED IN THE SECURITIES AND EXCHANGE COMMISSION'S RULES AND FORMS.

(b) Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

THERE WERE NO CHANGES IN THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING THAT OCCURRED DURING THE REGISTRANT'S MOST RECENT FISCAL HALF-YEAR (THE REGISTRANT'S SECOND FISCAL HALF-YEAR IN THE CASE OF AN ANNUAL REPORT) THAT HAVE MATERIALLY AFFECTED OR ARE REASONABLY LIKELY TO MATERIALLY AFFECT, THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING.

ITEM 11. EXHIBITS.

        (a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

        (a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

THE CODE OF ETHICS THAT IS THE SUBJECT OF THE DISCLOSURE REQUIRED BY ITEM 2 IS ATTACHED HERETO.

        (a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2).

CERTIFICATIONS PURSUANT TO SECTION 302 OF THE SARBANES-OXLEY ACT OF 2002 ARE ATTACHED HERETO.

        (a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

NOT APPLICABLE.

        (b) A separate or combined certification for each principal executive officer and principal officer of the registrant as required by Rule 30a-2(b) under the Act of 1940.

CERTIFICATIONS PURSUANT TO SECTION 906 OF THE SARBANES-OXLEY ACT OF 2002 ARE ATTACHED HERETO.

                                   SIGNATURES


          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      Variable Insurance Funds
            --------------------------------------------------------------------

By (Signature and Title)*                      /s/ Adam S. Ness, Treasurer
                         -------------------------------------------------------

Date   March 10, 2004
    --------------------------------------

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*                      /s/ Walter B. Grimm, President
                         -------------------------------------------------------

Date   March 10, 2004
    --------------------------------------

By (Signature and Title)*                      /s/ Adam S. Ness, Treasurer
                         -------------------------------------------------------

Date   March 10, 2004
    --------------------------------------


* Print the name and title of each signing officer under his or her signature.